                                                   Filed Pursuant to Rule 485(a)

                                                       Registration No.  2-71299
                                                                        811-3153

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---
         Pre-Effective Amendment No.
                                    ---                                 ---


         Post-Effective Amendment No.  31                                X
                                      ---                               ---


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                        ---

         Amendment No.   31
                        ---


                        FRANK RUSSELL INVESTMENT COMPANY
-------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

   909 A Street, Tacoma, Washington                      98402
--------------------------------------------           ----------
(Address of Principal Executive Office)                (ZIP Code)

Registrant's Telephone Number, including area code:  206/627-7001

                  Gregory J. Lyons, Associate General Counsel
                        Frank Russell Investment Company
              909 A Street, Tacoma, Washington 98402 206/596-2406
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                 Steven M. Felsenstein, Esq.
                 Stradley, Ronon, Stevens & Young
                 2600 One Commerce Square
                 Philadelphia, WA  19103      215/564-8074
-------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


   It is proposed that this filing will become effective (check appropriate box)
         (   ) immediately upon filing pursuant to paragraph (b)
         (   ) on (date) pursuant to paragraph (b)
         (   ) 60 days after filing pursuant to paragraph (a)(i)
         (   ) on (date) pursuant to paragraph (a)(i)
         ( X ) 75 days after filing pursuant to paragraph (a)(ii)
         (   ) on (date) pursuant to paragraph (a)(ii) of rule 485.
         If appropriate, check the following box:
         (   ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24f-2


     Registrant has declared its intention to register an indefinite number of shares of beneficial interest, par value of $.01, of Frank Russell Investment Company pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Registrant filed its Rule 24f-2 notice for the fiscal year
ended December 31, 1995 on March    , 1996.

                                                Frank Russell Investment Company
                                                                File No. 2-71299
                                                                    P/E Amd. #31


                                   FORM N-1A

                       Cross-Reference Sheet Required By
                    Rule 481(a) under Securities Act of 1933


FORM N-1A
ITEM No.          ITEM CAPTION                LOCATION
--------          ------------                --------

                  Information Required
Part A            in a Prospectus             Prospectus Caption
------            --------------------        -------------------------------

  1               Cover Page                  Cover Page

  2               Synopsis

   (a)                                        Annual Fund Operating Expenses

   (b)                                        Highlights and Table of Contents

  3               Condensed Financial
                  Information
   (a)                                        Financial Highlights

   (b)                                        Not Applicable

   (c)                                        Investment Objectives, Restrictions and Policies

   (d)                                        Annual reports to be filed.

  4               General Description of
                  Registrant

   (a)(i)                                     Cover page; Additional Information - Organization,
                                              Capitalization and Voting

  (ii)                                        Investment Objectives, Restrictions and Policies

   (b)                                        Investment Objectives, Restrictions and Policies

   (c)                                        Investment Objectives, Restrictions and Policies

  5               Management of the Funds

   (a)                                        General Management of the Funds

   (b)                                        Money Manager Profiles; General Management of the
                                              Funds

                  Information Required
Part A            in a Prospectus             Prospectus Caption
------            --------------------        -------------------------------
   (c)                                        General Management of the Funds

   (d)                                        General Management of the Funds; Additional Information
                                              - Distributor, Custodian, Accountants and Reports

   (e)                                        General Management of the Funds

   (f)                                        Expenses of the Funds

   (g)                                        Portfolio Transaction Policies

  5A              Management's Discussion     Annual Report to be filed.
                  of Fund Performance

  6               Capital Stock and Other
                  Securities

   (a)                                        Eligible Investors; Additional Information - Organization,
                                              Capitalization and Voting

   (b)                                        Additional Information - Organization, Capitalization and
                                              Voting

   (c)                                        Not Applicable

   (d)                                        Not Applicable

   (e)                                        Back Cover

   (f)                                        Dividends and Distributions

   (g)                                        Taxes

   (h)                                        Not Applicable

  7               Purchase of Securities
                  Being Offered

   (a)                                        Additional Information - Distributor, Custodian,
                                              Accountants and Reports

  (b)                                         Eligible Investors; Valuation of Fund Shares; Purchase of
                                              Fund Shares

   (c)                                        Not Applicable

   (d)                                        Eligible Investors

   (e)                                        Not Applicable

   (f)                                        Not Applicable

   (g)                                        Not Applicable

  8               Redemption or Repurchase

   (a)                                        Redemption of Fund Shares

   (b)                                        Not Applicable

   (c)                                        Eligible Investors

                  Information Required
Part A            in a Prospectus             Prospectus Caption
------            --------------------        -------------------------------
   (d)                                        Redemption of Fund Shares

  9               Pending Legal Proceedings   Not Applicable


                  Information Required in a
                  Statement of Additional
Part B                  Information           Statement Caption
------            -------------------------   -----------------
 10               Cover Page                  Cover Page

 11               Table of Contents           Table of Contents

 12               General Information and     Not Applicable
                  History

 13               Investment Objectives and
                  Policies

   (a)                                        Investment Restrictions, Policies and Certain Investments

   (b)                                        Investment Restrictions, Policies and Certain Investments

   (c)                                        Investment Restrictions, Policies and Certain Investments

   (d)                                        Operation of Investment Company - Portfolio Turnover
                                              Rate
  14              Management of the Fund

    (a)                                       Structure and Governance - Trustees and Officers

    (b)                                       Structure and Governance - Trustees and Officers

    (c)                                       Not applicable

 15               Control Persons and
                  Principal Holders of
                  Securities
   (a)                                        Structure and Governance - Controlling Shareholders

   (b)                                        Structure and Governance - Controlling Shareholders

   (c)                                        Structure and Governance - Controlling Shareholders

                  Information Required in a
                  Statement of Additional
Part B                  Information           Statement Caption
------            -------------------------   -----------------

  16              Investment Advisory and
                  Other Services

   (a)                                        Operation of Investment Company - Consultant, Manager;
                                              (Prospectus) - General Management of the Funds; Money
                                              Manager Profiles

   (b)                                        Operation of Investment Company - Consultant, Manager;
                                              (Prospectus) - General Management of the Funds; The
                                              Money Managers

   (c)                                        Not Applicable

   (d)                                        Not Applicable

   (e)                                        Not Applicable

   (f)                                        Not Applicable

   (g)                                        Not Applicable

   (h)                                        Operation of Investment Company - Custodian;
                                              (Prospectus) Additional Information - Custodian,
                                              Accountants and Reports

   (i)                                        Operation of Investment Company - Custodian, Transfer
                                              Agent; (Prospectus) Additional Information - Custodian,
                                              Accountants and Reports

 17               Brokerage Allocation and
                  Other Practices

   (a)                                        Operation of Investment Company - Brokerage
                                              Allocations, Brokerage Commissions

   (b)                                        Operation of Investment Company - Brokerage Commissions

   (c)                                        Operation of Investment Company - Brokerage Allocations

   (d)                                        Operation of Investment Company - Brokerage Commissions

   (e)                                        Operation of Investment Company - Brokerage Commissions

 18               Capital Stock and Other
                  Securities

                  Information Required in a
                  Statement of Additional
Part B                  Information           Statement Caption
------            -------------------------   -----------------

   (a)                                        Structure and Governance - Organization and Business
                                              History

   (b)                                        Not Applicable

 19               Purchase, Redemption and
                  Pricing of Securities
                  Being Offered

   (a)-(c)                                    Operation of Investment Company - Valuation of Fund
                                              Shares; Annual Report to Shareholders; Financial
                                              Statements; (Prospectus) Eligible Investors; Valuation
                                              of Fund Shares; Redemption of Shares

 20               Tax Status                  Taxes

 21               Underwriters

   (a)                                        Operation of Investment Company - Distributor

   (b)                                        Not Applicable

   (c)                                        Not Applicable

 22               Calculations of
                  Performance Data

   (a)            Money Market Funds          Yield and Total Return Quotations

   (b)            Other Registrations         Yield and Total Return Quotations

 23               Financial Statements        Annual Report to Shareholders; Financial Statements

[/R]

PROSPECTUS


[EXTERNAL FEE FUNDS]


FRANK RUSSELL INVESTMENT COMPANY

909 A Street, Tacoma, WA  98402
Telephone (800) 972-0700
In Washington (206) 627-7001


Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 23 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the nine Funds listed below, except for the Money Market Fund, which is not currently offered for direct investment.

Frank Russell Investment Management Company (the "Management Company") operates and administers all of the Funds which comprise the Investment Company, and manages the portfolio of the Money Market Fund. The Management Company is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to the Management Company, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the other Funds. There is no sales charge for investing in the Funds.

                      Equity I Fund         Fixed Income I Fund

                      Equity II Fund        Fixed Income II Fund

                      Equity III Fund       Fixed Income III Fund

                      Equity Q Fund         Money Market Fund

                      International Fund

SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE


INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

This Prospectus sets forth concisely information about the Investment Company and nine of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1996, with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.

PROSPECTUS DATED MAY 1, 1996



PROSPECTUS                                                                    1

Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

EQUITY I FUND--Income and capital growth by investing principally in equity securities.

EQUITY II FUND--Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Equity I Fund, by investing in equity securities.

EQUITY III FUND--A high level of current income, while maintaining the potential for capital appreciation by investing in income-producing equity securities.

EQUITY Q FUND--Total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

INTERNATIONAL FUND--Favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.




FIXED INCOME I FUND--Effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

FIXED INCOME II FUND--Preservation of capital and generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

FIXED INCOME III FUND--Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

MONEY MARKET FUND--Maximum current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing exclusively in short-term money market instruments.


This Prospectus describes and offers shares of nine External Fee Funds, except the Money Market Fund, which is not currently offered for direct investment. Another prospectus describes and offers shares of eight Internal Fee Funds, while a third prospectus describes and offers shares in four Internal Fee Funds and two External Fee Funds. The principal distinction between the External and the Internal Fee Funds is that a shareholder of an External Fee Fund may pay a quarterly shareholder investment services fee directly to the Management Company for shareholder services. The shareholder fee is computed on the amount the shareholder has invested in an External Fee Fund. Each Shareholder of the Internal Fee Funds pays no such fees. The Investment Company's Funds had aggregate net assets of $___ billion on ________, 1996. The net assets of these nine Funds on ________, 1996, were:

-------------------------------------------------------------------------------
Equity I            $_________              Fixed Income I       $_________
Equity II            _________              Fixed Income II       _________
Equity III           _________              Fixed Income III      _________
Equity Q             _________              Money Market          _________
International        _________

-------------------------------------------------------------------------------



PROSPECTUS                                                                    2

HIGHLIGHTS AND TABLE OF CONTENTS


ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and the effect of these fees on a $1,000 investment over time. PAGE ___.

FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. PAGE ___.

THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE ___.

FRANK RUSSELL COMPANY--CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and (ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE ___.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE ___.

ELIGIBLE INVESTORS are principally those institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority, and which have entered into an Asset Management Services Agreement with the Management Company; and institutions or individuals who have acquired shares through such institutions. PAGE ___.

GENERAL MANAGEMENT OF THE FUNDS is provided by the Management Company, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and the Management Company comprehensive consulting and money manager evaluation services. PAGE ___.

EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to the Management Company, its expenses and its portion of the general expenses of the Investment Company. The Management Company, as agent for the Fund, pays from its fees, the investment advisory fees of the Money Managers of the Fund; the remainder of the fee is retained by the Management Company, for conducting the Fund's general operations and for providing investment supervision for the Fund. Each Eligible Investor may pay to the Management Company directly a fee for other services provided to that Eligible Investor. PAGE ___.

THE MONEY MANAGERS are evaluated and recommended by Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and the Management Company. PAGE ___.

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES apply to each Fund. Those designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. PAGE ___.

PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains. PAGE ___.

DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Daily, by the Money Market Fund; Annually, by the International Fund; and Quarterly by all other Funds. All Funds declare distributions from net realized capital gains, if any, at least annually. PAGE ___.

INCOME TAXES PAID BY THE FUNDS should be nominal. Taxable shareholders of the Funds will be subject to federal tax on dividends and capital gains distributions and may also be subject to state or local taxes. PAGE ___.

FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE ___.

VALUATION OF FUND SHARES occurs each business day (twice a day for the Money Market Fund). The value of a share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Fund. The Money Market Fund utilizes amortized cost pricing procedures to attempt to maintain a stable $1.00 per share net asset value. PAGE ___.


PROSPECTUS                                                                    3

PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE ___.

REDEMPTION OF FUND SHARES may be requested on any business day. There is no redemption charge. The redemption price is determined by the net asset value next computed after receipt of the redemption request. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE ___.

ADDITIONAL INFORMATION is also included in this Prospectus concerning:
Distributor, Custodian, Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE ___.


PROSPECTUS                                                                    4

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY I FUND*

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-----------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
  Custodian Fees...........................................
  Transfer Agent Fees......................................
  Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-----------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Equity I Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                    5

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY II FUND*

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-----------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
  Custodian Fees...........................................
  Transfer Agent Fees......................................
  Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-----------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .25% under the asset management services agreements entered into by shareholders of the Equity II Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                    6

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY III FUND*

    The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

-----------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
  Custodian Fees...........................................
  Transfer Agent Fees......................................
  Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-----------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Equity III Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                    7

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY Q FUND*

    The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
  Custodian Fees...........................................
  Transfer Agent Fees......................................
  Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This annual shareholder investment services fee may range from .00% to .30% under the asset management services agreements entered into by shareholders of the Equity Q Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                    8

ANNUAL FUND OPERATING EXPENSES OF THE INTERNATIONAL FUND*

    The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
   Custodian Fees...........................................
   Transfer Agent Fees......................................
   Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. This annual shareholder investment services fee may range from .00% to .40% under the asset management services agreements entered into by shareholders of the International Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                    9

ANNUAL FUND OPERATING EXPENSES OF THE FIXED INCOME I FUND*

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
   Custodian Fees...........................................
   Transfer Agent Fees......................................
   Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. This annual shareholder investment services fee may range from .00% to .40% under the asset management services agreements entered into by shareholders of the Fixed Income I Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                   10

ANNUAL FUND OPERATING EXPENSES OF THE FIXED INCOME II FUND*

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
   Custodian Fees...........................................
   Transfer Agent Fees......................................
   Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------

* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. Currently, the Manager intends to impose a shareholder investment services fee with respect to the Fixed Income II Fund, which may range from .00% to .05%. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                   11

ANNUAL FUND OPERATING EXPENSES OF THE FIXED INCOME III FUND*


    The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee(1).....................................................
12b-1 Fees............................................................   None
Other Expenses:
   Custodian Fees...........................................
   Transfer Agent Fees......................................
   Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses After Fee Waiver(1)Section..............


EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------

1 Effective May 1, 1996, the Manager has determined to discontinue its agreement to reimburse all expenses of the Fund that exceed the annual rate of 0.75% of average net assets. Also effective May 1, 1996, the Manager has voluntarily agreed to waive a portion of its 0.55% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.75% of the Fund's average net assets on an annual basis. The gross annual total operating expenses absent the waiver would be __% of average net assets. This waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time without notice to shareholders.


* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. This may range from .00% to .15% for shareholders of the Fixed Income III Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                   12

ANNUAL FUND OPERATING EXPENSES OF THE MONEY MARKET FUND*


        The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
 Sales Load Imposed on Purchases......................................   None
 Sales Load Imposed on Reinvested Dividends...........................   None
 Deferred Sales Load..................................................   None
 Redemption Fees......................................................   None
 Exchange Fees........................................................   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee........................................................
12b-1 Fees............................................................   None
Other Expenses:
   Custodian Fees...........................................
   Transfer Agent Fees......................................
   Other Fees...............................................
    Total Other Expenses...............................................
Total Fund Operating Expenses After Fee Waiver(1)Section...............


EXAMPLE:                                                                          1 Year   3 Years   5 Years  10 Years
                                                                                  ------   -------   -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period            $        $         $        $
                                                                                  =====    =====     =====    =====

-------------------------------------------------------------------------------


1 The Manager has voluntarily agreed to waive its .25% management fee for the Money Market Fund. The gross annual Management fee before the waiver would be .25% of average net assets. The total operating expenses of the Fund absent the fee waiver would be __% of average net assets on an annual basis. This waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time without notice to shareholders.


* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. Currently, the Manager does not intend to impose a shareholder investment services fee with respect to the Money Market Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.


PROSPECTUS                                                                   13

FINANCIAL HIGHLIGHTS OF THE EQUITY I FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY I FUND

---------------------------------------------------------------------------------------------------------------------------------
                                    1995    1994      1993      1992      1991      1990      1989      1988      1987      1986
                                    ---------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR..............  $      $24.91    $25.00    $25.17    $21.13    $25.39    $22.20    $20.18    $28.53    $28.19
                                    ----   ------    ------    ------    ------    ------    ------    ------    ------    ------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income..........            .62       .60       .61       .75       .91       .88       .81      1.12       .99
   Net realized and unrealized
    gain (loss) on investments....           (.41)     2.18      1.54      5.61     (2.37)     5.79      2.46      1.50      3.25
                                    ----   ------    ------    ------    ------    ------    ------    ------    ------    ------

   Total From Investment
    Operations....................            .21      2.78      2.15      6.36     (1.46)     6.67      3.27      2.62      4.24
                                    ----   ------    ------    ------    ------    ------    ------    ------    ------    ------

LESS DISTRIBUTIONS:
   Net investment income..........           (.62)     (.60)     (.62)     (.75)     (.90)    (1.01)     (.77)    (1.26)    (1.14)

   Net realized gain on
    investments...................           (.94)    (2.11)    (1.70)    (1.57)    (1.90)    (2.47)     (.48)    (9.71)    (2.76)

   In excess of net realized
    gain on investments...........           (.24)     (.16)       --        --        --        --        --        --        --
                                    ----   ------    ------    ------    ------    ------    ------    ------    ------    ------

   Total Distributions............          (1.80)    (2.87)    (2.32)    (2.32)    (2.80)    (3.48)    (1.25)   (10.97)    (3.90)
                                    ----   ------    ------    ------    ------    ------    ------    ------    ------    ------

NET ASSET VALUE,
   END OF YEAR....................  $      $23.32    $24.91    $25.00    $25.17    $21.13    $25.39    $22.20    $20.18    $28.53
                                    ====   ======    ======    ======    ======    ======    ======    ======    ======    ======

TOTAL RETURN (%)(A)...............            .79     11.61      9.02     31.22     (5.64)    30.79     16.42      5.97     16.23

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average
    net assets (a)................            .12       .14       .15       .19       .23       .18       .17       .14       .12
   Net investment income to
    average net assets (a)........           2.52      2.36      2.53      3.14      3.66      3.41      3.68      3.11      3.49
   Portfolio turnover.............          75.02     91.87     71.14    119.55    101.30     61.27     67.59     86.22     70.22
   Net assets, end of year
   ($000 omitted).................        547,242   514,356   410,170   330,507   221,543   300,814   243,691   266,371   282,890
---------------------------------------------------------------------------------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

 * See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                    14

FINANCIAL HIGHLIGHTS OF THE EQUITY II FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY II FUND

--------------------------------------------------------------------------------------------------------------------------------
                                        1995    1994      1993      1992      1991     1990     1989     1988     1987     1986
                                        ----------------------------------------------------------------------------------------
NET ASSET VALUE,
    BEGINNING OF YEAR................   $      $26.58    $27.71    $26.32    $19.24   $23.32   $22.50   $19.99   $23.54   $25.01
                                        ----   ------    ------    ------    ------   ------   ------   ------   ------   ------

INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income............             .36       .32       .30       .41      .51      .61      .52      .50      .52
    Net realized and unrealized
      gain (loss) on investments.....            (.86)     3.97      3.13      7.65    (3.91)    4.74     2.51     2.17     1.78
                                        ----   ------    ------    ------    ------   ------   ------   ------   ------   ------

    Total From Investment
      Operations.....................            (.50)     4.29      3.43      8.06    (3.40)    5.35     3.03     2.67     2.30
                                        ----   ------    ------    ------    ------   ------   ------   ------   ------   ------

LESS DISTRIBUTIONS:
    Net investment income............            (.31)     (.31)     (.30)     (.41)    (.50)    (.71)    (.52)    (.61)    (.53)
    Net realized gain on
      investments....................            (.21)    (4.72)    (1.74)     (.57)    (.18)   (3.82)      --    (5.61)   (3.24)
    In excess of net realized
      gain on investments............            (.56)     (.39)       --        --       --       --       --       --       --
                                        ----   ------    ------    ------    ------   ------   ------   ------   ------   ------

    Total Distributions..............           (1.08)    (5.42)    (2.04)     (.98)    (.68)   (4.53)    (.52)   (6.22)   (3.77)
                                        ----   ------    ------    ------    ------   ------   ------   ------   ------   ------

NET ASSET VALUE,
    END OF YEAR......................   $      $25.00    $26.58    $27.71    $26.32   $19.24   $23.32   $22.50   $19.99   $23.54
                                        ====   ======    ======    ======    ======   ======   ======   ======   ======   ======

TOTAL RETURN (%)(A)..................           (2.60)    16.70     13.31     42.40   (14.76)   24.63    15.22    10.32    10.17

RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average
      net assets (a).................             .23       .34       .32       .37      .48      .41      .35      .29      .35
    Net investment income to
      average net assets (a).........            1.46      1.14      1.10      1.79     2.40     2.45     2.40     1.94     2.23
    Portfolio turnover...............           58.04     87.25     43.33     42.16    80.27    77.55    56.38   130.36   113.46
    Net assets, end of year
    ($000 omitted)...................         202,977   171,421   120,789   101,206   60,668   70,588   63,903   68,968   63,972
--------------------------------------------------------------------------------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                    15

FINANCIAL HIGHLIGHTS OF THE EQUITY III FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY III FUND

------------------------------------------------------------------------------------------------------------------------
                                      1995    1994       1993       1992       1991       1990      1989       1988
                                      ----------------------------------------------------------------------------------
NET ASSET VALUE,
    BEGINNING OF YEAR ...........     $       $  27.05   $  26.75   $  27.08   $  23.30   $ 26.49   $  24.03   $  20.74
                                      --      --------   --------   --------   --------   -------   --------   --------
INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income .......                  .93        .89        .98       1.08       1.33      1.26       1.15
    Net realized and unrealized
      gain (loss) on investments                  (.85)      2.99       2.24       5.21      (2.85)     5.35       3.40
                                      --      --------   --------   --------   --------   -------   --------   --------
    Total From Investment
      Operations ................                  .08       3.88       3.22       6.29      (1.52)     6.61       4.55
                                      --      --------   --------   --------   --------   -------   --------   --------
LESS DISTRIBUTIONS:
    Net investment income .......                 (.91)      (.90)      (.99)     (1.07)     (1.30)    (1.40)     (1.14)
    In excess of net investment .                 --         (.00)      --         --        --         --         --
    income
    Net realized gain on
      investments ...............                (1.94)     (2.68)     (2.56)     (1.44)      (.37)    (2.75)      (.12)
    In excess of net realized
      gain on investments .......                 (.10)      --         --         --        --         --         --
                                      --      --------   --------   --------   --------   -------   --------   --------
    Total Distributions .........                (2.95)     (3.58)     (3.55)     (2.51)     (1.67)    (4.15)     (1.26)
                                      --      --------   --------   --------   --------   -------   --------   --------
NET ASSET VALUE,
    END OF YEAR .................     $       $  24.18   $  27.05   $  26.75   $  27.08   $ 23.30   $  26.49   $  24.03
                                      ==      ========   ========   ========   ========   =======   ========   ========
TOTAL RETURN (%)(a) .............                 1.16      14.95      12.30      27.86      (5.73)    28.07      22.19
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average
      net assets (a) ............                  .17        .16        .20        .25        .27       .23        .20
    Net investment income to
      average net assets (a) ....                 3.39       3.09       3.57       4.05       4.91      4.58       4.96
    Portfolio turnover ..........                85.92      76.77      84.56      56.99      65.74     83.13      57.28
    Net assets, end of year
    ($000 omitted) ..............              177,807    181,630    166,782    138,076    94,087    135,245    106,695
-----------------------------------------------------------
                                        1987       1986
                                        -------------------
NET ASSET VALUE,
    BEGINNING OF YEAR ...........       $  31.27   $  32.36
                                        --------   --------
INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income .......           1.21       1.45
    Net realized and unrealized
      gain (loss) on investments            (.74)      2.90
                                        --------   --------
    Total From Investment
      Operations ................            .47       4.35
                                        --------   --------
LESS DISTRIBUTIONS:
    Net investment income .......          (1.61)     (1.65)
    In excess of net investment .           --         --
    income
    Net realized gain on
      investments ...............          (9.39)     (3.79)
    In excess of net realized
      gain on investments .......           --         --
                                        --------   --------
    Total Distributions .........         (11.00)     (5.44)
                                        --------   --------
NET ASSET VALUE,
    END OF YEAR .................       $  20.74   $  31.27
                                        ========   ========
TOTAL RETURN (%)(a) .............          (1.48)     14.74
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average
      net assets (a) ............            .17        .16
    Net investment income to
      average net assets (a) ....           4.11       4.55
    Portfolio turnover ..........          97.54      70.73
    Net assets, end of year
    ($000 omitted) ..............        102,716    126,206
------------------------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                   16

FINANCIAL HIGHLIGHTS OF THE EQUITY Q FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY Q FUND
-------------------------------------------------------------------------------------------------------------------------------
                                              1995    1994      1993      1992      1991      1990      1989     1988    1987++
                                              ---------------------------------------------------------------------------------
NET ASSET VALUE,
    BEGINNING OF YEAR.......................  $      $26.03    $25.23    $24.90    $20.20    $22.45    $18.85   $16.67   $20.00
                                              ----   ------    ------    ------    ------    ------    ------   ------   ------

INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income...................            .69       .66       .67       .75       .81       .78      .69      .39
    Net realized and unrealized
      gain (loss) on investments............           (.41)     2.71      1.73      5.58     (1.89)     4.26     2.15    (3.39)
                                              ----   ------    ------    ------    ------    ------    ------   ------   ------

    Total From Investment Operations........            .28      3.37      2.40      6.33     (1.08)     5.04     2.84    (3.00)
                                              ----   ------    ------    ------    ------    ------    ------   ------   ------

LESS DISTRIBUTIONS:
    Net investment income...................           (.69)     (.66)     (.68)     (.75)     (.79)     (.86)    (.66)    (.28)
    Net realized gain on investments........           (.97)    (1.85)    (1.39)     (.88)     (.38)     (.58)      --     (.05)
    In excess of net realized
      gain on investments...................           (.22)     (.06)       --        --        --        --       --       --
                                              ----   ------    ------    ------    ------    ------    ------   ------   ------

    Total Distributions.....................          (1.88)    (2.57)    (2.07)    (1.63)    (1.17)    (1.44)    (.66)    (.33)
                                              ----   ------    ------    ------    ------    ------    ------   ------   ------

NET ASSET VALUE,
    END OF YEAR.............................  $      $24.43    $26.03    $25.23    $24.90    $20.20    $22.45   $18.85   $16.67
                                              ====   ======    ======    ======    ======    ======    ======   ======   ======
TOTAL RETURN (%)(A)(B)......................            .99     13.80      9.97     32.14     (4.81)    27.10    17.16   (15.14)

RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average net
      assets (b)(c).........................            .11       .15       .18       .23       .31       .33      .33      .24
    Net investment income to average net
      assets (b)(c).........................           2.74      2.50      2.80      3.23      3.70      3.68     3.82     3.56
    Portfolio turnover(c)...................          45.87     54.69     58.35     51.37     66.51     88.03    52.21    46.10
    Net assets, end of year ($000 omitted)..        430,661   382,939   290,357   215,779   133,869   129,680   89,320   66,618
-------------------------------------------------------------------------------------------------------------------------------

++  For the period May 29, 1987 (commencement of operations) to
    December 31, 1987.
(a) Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.
(c) The ratios for the period ended December 31, 1987 are annualized.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                    17

FINANCIAL HIGHLIGHTS OF THE INTERNATIONAL FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------
                                          1995       1994       1993        1992         1991         1990        1989
                                      ------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR................       $        $  37.34    $  28.92   $  31.96     $  29.18     $  38.52     $  35.44
                                          -----    --------    --------   --------     --------     --------     --------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income............                     .61         .58        .67          .73         1.23          .85
                                          -----

  Net realized and unrealized
   gain (loss) on investments(a)...                     .65        9.63      (2.62)        3.16        (7.27)        7.46
                                          -----    --------    --------   --------     --------     --------     --------

  Total From Investment
   Operations......................                    1.26       10.21      (1.95)        3.89        (6.04)        8.31
                                          -----    --------    --------   --------     --------     --------     --------

LESS DISTRIBUTIONS:
  Net investment income............                    (.36)       (.57)      (.67)        (.80)       (1.19)       (1.02)
                                          -----
  In excess of net investment
   income..........................                      --        (.16)        --           --           --           --
                                          -----
  Net realized gain on
   investments.....................                   (3.73       (1.06)      (.42)        (.31)       (2.11)       (4.21)
                                          -----
  In excess of net realized
   gain on investments.............                    (.23)         --        --           --           --            --
                                          -----
  Total Distributions..............                   (4.32)      (1.79)     (1.09)       (1.11)       (3.30)       (5.23)
                                          -----    --------    --------   --------     --------     --------     --------

NET ASSET VALUE,
  END OF YEAR......................       $        $  34.28    $  37.34   $  28.92     $  31.96     $  29.18     $  38.52
                                          =====    ========    ========   ========     ========     ========     ========

TOTAL RETURN (%)(B)................                    5.38       35.56      (6.11)       13.47       (15.94)       24.06
                                          -----


RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average
    net assets(b)..................                     .32         .39        .45          .48          .50          .44
                                          -----


   Net investment income to
    average net assets (b).........                    1.63        1.83       2.46         2.61         3.14         2.38
                                          -----
   Portfolio turnover..............                   71.09       62.04      48.99        53.13        78.30        53.49
                                          -----
   Net assets, end of year
    ($000 omitted).................                 674,180     562,497    349,969      252,828      171,613      186,742
                                          -----
--------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL FUND
---------------------------------------------------------------------------
                                            1988          1987       1986
                                      -------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR................       $  35.50     $  50.23    $  35.53
                                          --------     --------    --------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income............            .95          .93         .77


  Net realized and unrealized
   gain (loss) on investments(a)...           5.77         5.49       18.34
                                          --------     --------    --------

  Total From Investment
   Operations......................           6.72         6.42       19.11
                                          --------     --------    --------

LESS DISTRIBUTIONS:
  Net investment income............          (1.11)       (1.39)       (.25)

  In excess of net investment
   income..........................             --           --          --

  Net realized gain on
   investments.....................          (5.67)      (19.76)      (4.16)

  In excess of net realized
   gain on investments.............             --           --          --

  Total Distributions..............          (6.78)      (21.15)      (4.41)
                                          --------     --------    --------

NET ASSET VALUE,
  END OF YEAR......................       $  35.44     $  35.50    $  50.23
                                          ========     ========    ========

TOTAL RETURN (%)(B)................          20.13        14.42       60.05


RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average
    net assets(b)..................            .45          .43         .46


   Net investment income to
    average net assets (b).........           2.52         1.83        1.79

   Portfolio turnover..............          51.17        96.31       42.71

   Net assets, end of year
    ($000 omitted).................        149,064      160,975     169,227

---------------------------------------------------------------------------

(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.024 per share.

(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                   18

FINANCIAL HIGHLIGHTS OF THE FIXED INCOME I FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME I FUND

--------------------------------------------------------------------------------------------------------------------
                                   1995  1994       1993       1992       1991       1990       1989       1988
                                   ---------------------------------------------------------------------------------
NET ASSET VALUE,
    BEGINNING OF YEAR ...........  $     $  21.74   $  21.61   $  22.29   $  20.86   $  20.91   $  20.50   $  20.48
                                   --    --------   --------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income .......            1.46       1.50       1.63       1.71       1.77       1.93       1.73
    Net realized and unrealized
      gain (loss) on investments            (2.06)       .72       (.07)      1.49       (.05)       .71        .01
                                   --    --------   --------   --------   --------   --------   --------   --------
    Total From Investment
      Operations ................            (.60)      2.22       1.56       3.20       1.72       2.64       1.74
                                   --    --------   --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
    Net investment income .......           (1.44)     (1.50)     (1.62)     (1.69)     (1.77)     (1.92)     (1.72)
    In excess of net investment .            --         (.01)      --         --         --         --         --
    income
    Net realized gain on
      investments ...............            --         (.58)      (.62)      (.08)      --         (.31)      --
    In excess of net realized
      gain on investments .......            (.11)      --         --         --         --         --         --
                                   --    --------   --------   --------   --------   --------   --------   --------
    Total Distributions .........           (1.55)     (2.09)     (2.24)     (1.77)     (1.77)     (2.23)     (1.72)
                                   --    --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE,
    END OF YEAR .................  $     $  19.59   $  21.74   $  21.61   $  22.29   $  20.86   $  20.91   $  20.50
                                   ==    ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(A) .............           (2.97)     10.46       7.26      16.01       8.60      13.35       8.76
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average
      net assets (a) ............             .10        .09        .10        .10        .11        .12        .13
    Net investment income to
      average net assets (a) ....            7.06       6.71       7.45       8.08       8.70       8.96       8.28
    Portfolio turnover ..........          173.97     173.27     211.26     121.91     114.15     196.18     186.54
    Net assets, end of year
    ($000 omitted) ..............         496,038    533,696    530,857    458,201    329,091    297,721    223,216

--------------------------------------------------------
                                     1987       1986
                                     -------------------
NET ASSET VALUE,
    BEGINNING OF YEAR ...........    $  24.26   $  23.82
                                     --------   --------

INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income .......        1.71       2.01
    Net realized and unrealized
      gain (loss) on investments        (1.40)      1.65
                                     --------   --------
    Total From Investment
      Operations ................         .31       3.66
                                     --------   --------
LESS DISTRIBUTIONS:
    Net investment income .......       (2.08)     (2.03)
    In excess of net investment .        --         --
    income
    Net realized gain on
      investments ...............       (2.01)     (1.19)
    In excess of net realized
      gain on investments .......        --         --
                                     --------   --------
    Total Distributions .........       (4.09)     (3.22)
                                     --------   --------
NET ASSET VALUE,
    END OF YEAR .................    $  20.48   $  24.26
                                     ========   ========
TOTAL RETURN (%)(A) .............        1.49      16.94
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses to average
      net assets (a) ............         .11        .13
    Net investment income to
      average net assets (a) ....        8.00       8.41
    Portfolio turnover ..........      211.26     221.11
    Net assets, end of year
    ($000 omitted) ..............     250,606    220,089
--------------------------------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                   19

FINANCIAL HIGHLIGHTS OF THE FIXED INCOME II FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME II FUND

----------------------------------------------------------------------------------------------------------------------------------
                                        1995     1994       1993     1992       1991     1990     1989     1988     1987     1986
                                      --------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR................  $         $18.99     $18.56    $19.68    $18.94   $18.69   $18.51   $18.63   $19.80   $20.38
                                      -------   ------     ------    ------    ------   ------   ------   ------   ------   ------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income............              1.21        .84      1.35      1.52     1.53     1.69     1.61     1.57     1.71
   Net realized and unrealized
      gain (loss) on investments....             (1.07)       .44      (.83)      .72      .23      .27     (.12)    (.60)     .04
                                      -------   ------     ------    ------    ------   ------   ------   ------   ------   ------
   Total From Investment
      Operations....................               .14       1.28       .52      2.24     1.76     1.96     1.49      .97     1.75
                                      -------   ------     ------    ------    ------   ------   ------   ------   ------   ------

LESS DISTRIBUTIONS:
   Net investment income............             (1.15)      (.71)    (1.36)    (1.50)   (1.51)   (1.78)   (1.61)   (1.91)   (1.68)
   Net realized gain on
      investments...................                --         --      (.28)       --       --       --       --     (.23)    (.65)
   Tax return of capital............                --       (.14)       --        --       --       --       --       --       --
                                      -------   ------     ------    ------    ------   ------   ------   ------   ------   ------
Total Distributions.................             (1.15)      (.85)    (1.64)    (1.50)   (1.51)   (1.78)   (1.61)   (2.14)   (2.33)
                                      -------   ------     ------    ------    ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
   END OF YEAR...................... $          $17.98     $18.99    $18.56    $19.68   $18.94   $18.69   $18.51   $18.63   $19.80
                                     ========   ======     ======    ======    ======   ======   ======   ======   ======   ======

TOTAL RETURN (%)(A).................               .82       6.98      2.74     12.31     9.71    10.99     8.20     5.21     9.34


RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average
      net assets (a)................               .19        .16       .19       .13      .15      .17      .13      .12      .14

   Net investment income to
      average net assets (a)........              6.52       6.16      7.21      8.06     8.45     8.97     8.56     8.22     8.55

   Portfolio turnover...............            233.75     229.07    330.58    188.30   184.38   320.16   217.58   197.77   173.51

   Net assets, end of year
   ($000 omitted)...................           144,030    138,619   182,735   156,685  119,853   83,313   86,052   93,896   91,887
----------------------------------------------------------------------------------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                   20

FINANCIAL HIGHLIGHTS OF THE FIXED INCOME III FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

FIXED INCOME III FUND
---------------------------------------------------------------------------------------------
                                                                    1995     1994      1993++
                                                                   --------------------------
NET ASSET VALUE, BEGINNING OF YEAR..............................   $        $10.44     $10.00
                                                                   ------   ------     ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income........................................               .66        .49
   Net realized and unrealized gain (loss) on investments.......             (1.07)       .52
                                                                    -----     -----     ------
   Total From Investment Operations.............................              (.41)      1.01
                                                                    -----     -----     ------
LESS DISTRIBUTIONS:
   Net investment income........................................              (.66)      (.48)
   Net realized gain on investments.............................                --       (.08)
   In excess of net realized gain on investments................              (.00)      (.01)
                                                                    -----    -----     ------
   Total Distributions..........................................              (.66)      (.57)
                                                                    -----    -----     ------

NET ASSET VALUE, END OF YEAR....................................   $         $9.37     $10.44
                                                                   ======    =====     ======

TOTAL RETURN (%)(a)(c)..........................................             (3.89)     10.22

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets(b)(c).........               .20        .20
   Operating expenses, gross, to average net assets(b)(c).......               .20        .40
   Net investment income to average net assets(b)...............              7.02       6.30
   Portfolio turnover(b)........................................            134.11     181.86
   Net assets, end of year ($000 omitted).......................           166,620    124,234
   Per share amount of fees waived ($ omitted)..................                --      .0003
   Per share amount of fees reimbursed($ omitted)...............                --      .0154
---------------------------------------------------------------------------------------------


++ For the period January 29, 1993 (commencement of operations) to December 31, 1993.

(a) Periods less than one year are not annualized.

(b) The ratios for the period ended December 31, 1993 are annualized.

(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.


PROSPECTUS                                                                   21

FINANCIAL HIGHLIGHTS OF THE MONEY MARKET FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                        1995      1994      1993      1992      1991      1990      1989      1988
                                      -----------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR................  $         $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                      -------   -------   -------   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income............              .0447     .0342     .0403     .0618     .0823     .0922     .0759
                                       ------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Net investment income...............             (.0447)   (.0342)   (.0403)   (.0618)   (.0823)   (.0922)   (.0759)
                                      -------   -------   -------   -------   -------   -------   -------   -------

NET ASSET VALUE,
   BEGINNING OF YEAR................  $         $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                      =======   =======   =======   ======    =======   =======   =======   =======

TOTAL RETURN (%)(A).................               4.57      3.48      4.11      6.38      8.55      9.61      7.86


RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to
      average daily net assets (a)..                .05       .07       .08       .07       .07       .06       .06
   Operating expenses, gross, to
      average daily net assets (a)..                .05    --        --        --        --        --        --
   Net investment income to
      average net assets (a)........               4.49      3.38      4.04      6.13      8.29      9.31      7.59
   Net assets, end of year
   ($000 omitted)...................            502,302   415,998   347,464   316,426   226,339   145,550   116,369
   Per share amount of fees waived
   ($ omitted)......................             --        --        --        --        --        --        --
-------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
---------------------------------------------------------
                                          1987      1986
                                      -------------------
NET ASSET VALUE,
   BEGINNING OF YEAR................    $1.0000   $1.0000
                                        -------   -------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income............      .0663     .0685
                                        -------   -------
LESS DISTRIBUTIONS:
Net investment income...............     (.0663)   (.0685)
                                        -------   -------

NET ASSET VALUE,
   BEGINNING OF YEAR................    $1.0000   $1.0000
                                        =======   =======

TOTAL RETURN (%)(A).................       6.84      7.07


RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to
      average daily net assets (a)..        .05       .05
   Operating expenses, gross, to
      average daily net assets (a)..     --        --
   Net investment income to
      average net assets (a)........       6.63      6.90
   Net assets, end of year
   ($000 omitted)...................    144,344   198,183
   Per share amount of fees waived
   ($ omitted)......................     --        --
---------------------------------------------------------

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. for periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.



PROSPECTUS                                                                   22

THE PURPOSE OF THE FUNDS

The Funds have been organized to provide a means for Eligible Investors to access and use Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS


Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,100 associates.


Three functions are at the core of Frank Russell Company's consulting service:

Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in the manner most likely to achieve the client's objectives.

Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


Frank Russell Company believes capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style--or a particular Fund investing in one asset class or using a particular style--may not achieve above-average performance at any given point in the market.


Similarly, Frank Russell Company believes financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, Frank Russell Company believes that it is able to provide its multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is efficient and cost effective for the investor and Frank Russell Company.

ELIGIBLE INVESTORS


Shares of the Funds are currently offered only to Eligible Investors. These investors are


PROSPECTUS                                                                   23
principally institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with the Management Company, and institutions or individuals who have acquired shares through such institutions. There is no specified minimum amount which must be invested. Institutions which may have a particular interest in the Funds include:

     - Bank trust departments managing discretionary institutional or personal trust accounts
     -  Registered investment advisers
     -  Endowment funds and charitable foundations
     -  Broker-dealers
     -  Employee welfare plans
     -  Pension or profit sharing plans
     -  Insurance companies

The Agreement provides, in general, for the officers and staff of the Management Company, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

Shares of the Funds generally are not offered or "retailed" to individual investors, although the Management Company may enter into Agreements with individual investors. Bank trust departments, registered investment advisers, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with the Management Company may acquire shares of the Funds for the benefit of individual customers for which they exercise discretionary investment authority. The Management Company provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from the Management Company or the Funds; they may charge their customers a fee for providing these and possibly other trust or investment-related services. [A SHAREHOLDER MAY PAY A FIXED DOLLAR FEE TO THE MANAGEMENT COMPANY FOR OTHER SERVICES OR REPORTS PROVIDED BY THE MANAGEMENT COMPANY TO THE SHAREHOLDER.]

The Agreement sets forth the shareholder investment services fees to be paid to the Management Company and is ordinarily expressed as a percentage of assets invested in the Funds. The shareholder investment services fee may include a fixed-dollar fee for certain specified services. The shareholder investment services fee is agreed upon by the client and the Management Company and is at a rate which reflects the amount of assets expected to be invested in the Funds, the nature and extent of individualized services to be provided by the Management Company to the client with respect to the assets, and other factors.

Either the client or the Management Company may terminate the Agreement upon written notice as provided in the Agreement. The Management Company does not expect to exercise its right to terminate the Agreement unless a client does not (i) promptly pay fees due to the Management Company; or (ii) invest sufficient assets in the Funds to compensate the Management Company for providing services to the client with respect to assets invested in the Funds. Upon termination of an Agreement by the client or the Management Company, the Management Company will no longer provide asset-allocation, objective-setting or other services.

GENERAL MANAGEMENT OF THE FUNDS

The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with the Management Company, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of the Management Company or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

The Management Company: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides


PROSPECTUS                                                                   24
the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select or hire a money manager to select individual portfolio securities held in the Funds' Liquidity Portfolios (see, "Investment Policies-Liquidity Portfolios"); and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. The Management Company bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

The responsibility of overseeing the money managers rests upon the officers and employees of the Management Company. These officers and employees, including their business experience for the past five years, are identified below:

     -. Randall P. Lert, who has been Director - Investments, Frank Russell
        Investment Management Company since 1989.

     -. Loran M. Kaufman, who has been Director - Fund Development, Frank
        Russell Investment Management Company since 1990. From 1986 to 1990, Ms. Kaufman was employed as a Senior Research Analyst with the Frank Russell Company.

     -. Jean E. Carter, who has been a Senior Investment Officer of Frank
        Russell Investment Management Company since 1994. From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company.

     -. James M. Imhof, Investment Officer, Frank Russell Investment Management
        Company, who has managed the day to day management of the Frank Russell Investment Management Company Funds and ongoing analysis and monitoring of Fund money managers since 1989.

     -. Peter F. Apanovitch, who has been the Manager of Short-Term Investment
        Funds for Frank Russell Investment Management Company and Frank Russell Trust Company since 1991.

     -. James A. Jornlin, who has been a Senior Investment Officer of Frank
        Russell Investment Management Company since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company.

     -. Randal C. Burge, who has been a Senior Investment Officer of Frank
        Russell Investment Management Company, from June 1995 to January 1996. Mr. Burge, was a Senior Investment Officer of the Frank Russell Trust Company from 1990 to 1995. Mr. Burge was a Client Executive for Frank Russell Company Australia.

     -. Madelyn Smith, who has been a Senior Investment Strategist for the Frank
        Russell Investment Management Company since January 1996. From 1993 to 1995, Ms. Smith was a member of a research investment strategist for Frank Russell Company. From 1987 to 1993, Ms. Smith was director of Investment Equity Manager Research of Frank Russell Company.

     -. Dennis J. Trittin, who has been a Senior Portfolio Manager of Frank
        Russell Investment Management Company since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company.

     -. C. Nola Williams, who has been a Senior Investment Strategist of Frank
        Russell Investment Management Company since January 1996. From 1994 to 1995, Ms. Williams became a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company.

Frank Russell Company provides to the Funds and the Management Company the asset management consulting services--including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance--which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or the Management Company for its consulting services. Frank Russell Company and the Management Company as affiliated companies may establish certain intercompany cost allocations for budgeting and product


PROSPECTUS                                                                   25
profitability purposes which may reflect Frank Russell Company's consulting services supplied to the Management Company.

George F. Russell, Jr., Chairman of the Board of the Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. The Management Company is a wholly owned subsidiary of Frank Russell Company.

The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a Special meeting of the Shareholders on January 22, 1996.

For its services, the Management Company receives a management fee from each Fund. From this fee, the Management Company, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by the Management Company as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to the Management Company monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Equity I Fund, .60%; Equity II Fund, .75%; Equity III Fund, .60%; Equity Q Fund, .60%; International Fund, .75%; Fixed Income I Fund, .30%; Fixed Income II Fund, .50%; Fixed Income III Fund, .55%; and Money Market Fund, .25%. [THE MANAGEMENT COMPANY IS CURRENTLY VOLUNTARILY WAIVING ITS FEE WITH RESPECT TO THE MONEY MARKET FUND. THIS WAIVER WILL CONTINUE UNTIL FURTHER NOTICE.] The fees of some of the Funds may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.


The Management Company has voluntarily agreed to waive all or a portion of its Management Fee with respect to certain funds. In addition to these "voluntary limits," the Management Company has agreed to reimburse each Fund the amount, if any, by which a Fund's expenses exceed state law expense limitations. Currently, California has an expense limitation of 2.5% of a Fund's first $30 million in average net assets, 2.0% of the next $70 million in average net assets, and 1.5% of the remaining average net assets for any fiscal year as determined under the state's regulation. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time.


Frank Russell Company provides its Portfolio Verification System ("PVS") to all the Funds, except the Money Market Fund, pursuant to a written Service Agreement. The PVS computerized data base system records detailed transaction data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. [FOR THESE SERVICES, THE FUNDS PAY THE FOLLOWING ANNUAL FEES:]

----------------------------------------------------------------------------------------------------
                                                                                      ANALYSIS OF
                                                 TRANSACTION                          INTERNATIONAL
                                    BASE FEE       CHARGE       HOLDING CHARGE     MANAGEMENT REPORT
                                    --------       ------       --------------     -----------------
Equity Manager Portfolios            $1,500     $       0.10          $   1.80             ----

Fixed Income Manager Portfolios       2,500             2.00             12.00             ----

Master Holding Portfolios               500      0.10 - 3.00      1.80 - 24.00             ----

Multi-Currency Portfolios            14,000             3.00             24.00           $2,500
----------------------------------------------------------------------------------------------------


Annual minimum charges are: Equity I - $25,000; Equity II - $15,000; Equity III
- $12,000; Equity Q - $23,000; Fixed Income I - $31,000; Fixed Income II - $22,000; Fixed Income III - $25,000; and $290,000 for all international portfolios. Any additional domestic equity or fixed-income funds will be billed using the same fee schedule, with an annual minimum fee of $20,000 and $25,000, respectively.

In order to reduce the impact of fees on the International Fund, the Management Company has volunteered to absorb a portion of these fees in consideration of certain intercompany transfers between the Management Company and FRC (its parent). The Management Company reserves the right to reduce or eliminate this voluntary absorption of fees upon

PROSPECTUS                                                                   26
notification to the International Fund's shareholders.


EXPENSES OF THE FUNDS



The Funds will pay all their expenses other than those expressly assumed by the Management Company. The Funds' expenses for the year ended December 31, 1995, as a percentage of average net assets, are shown in the Financial Highlights tables. The Funds' principal expenses are: the management, transfer agency and recordkeeping fees payable to the Management Company; fees for custodial and portfolio accounting services payable to State Street Bank and Trust Company; bookkeeping service fees for preparing tax records payable to Frank Russell Company; fees for independent auditing and legal services; and fees for filing reports and registering shares with regulatory bodies.


THE MONEY MANAGERS


The assets of each Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY THE MANAGEMENT COMPANY. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY THE MANAGEMENT COMPANY, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days of when a money manager begins or stops providing services.

From its management fees, the Management Company, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Fund: Equity I Fund, .24%; Equity II Fund,
 .41%; Equity III Fund, .20%; Equity Q Fund, .21%; International Fund, .44%; Fixed Income I Fund, .09%; Fixed Income II Fund, .19%; Fixed Income III Fund,
 .22%; and Money Market Fund, .02%. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

Each money manager has agreed that once the Investment Company has advanced fees to the Management Company as agent to make payment of the money manager's fee, that money manager will look only to the Management Company as agent to make the payment of its fee.

The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

The Money Market Fund is managed by Frank Russell Investment Management Company. The individual responsible for the management of the Fund, including his occupation for the past five years, is as follows: Peter F. Apanovitch, who has been Manager of the Short-Term Investment Funds for the Frank Russell Investment Management Company and the Frank Russell Trust Company since 1991.

Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and the Management Company. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, THE MANAGEMENT COMPANY (EXCEPT WITH RESPECT TO THE MONEY MARKET FUND) NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.



PROSPECTUS                                                                   27

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES


Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions and policies. A more detailed discussion appears in the Statement of Additional Information.


INVESTMENT OBJECTIVES.


Each Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its net assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies - Cash Reserves.")


EQUITY I FUND

The Equity I Fund's objective is to provide income and capital growth by investing principally in equity securities.

The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

EQUITY II FUND

The Equity II Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Equity I Fund, by investing in equity securities.


Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities are publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000(R) Index. A substantial portion of the Fund's portfolio will generally consist of equity securities of "emerging growth-type" companies which tend to reinvest most of their earnings, rather than pay significant cash dividends, or companies characterized as "special situations," where the money manager believes that cyclical developments in the securities markets, the industry or the issuer itself present opportunities for capital growth.


EQUITY III FUND

The Equity III Fund's objective is to achieve a high level of current income, while maintaining the potential for capital appreciation by investing primarily in income-producing equity securities.

The income objective of the Fund is to exceed the yield on the S&P 500 Index. The Index yield will change from year to year due to changes in prices and dividends of stocks in the Index. Income streams will be considered in light of their current level and the opportunity for future growth. Capital appreciation may not be comparable to that achieved by Funds such as Equity II Fund whose major objective is appreciation, although the Management Company believes that a high and growing stream of income is conducive to higher capital values. The Fund may also invest in preferred stocks, convertible securities, rights and warrants.

EQUITY Q FUND

The Equity Q Fund's objective is to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.


The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield, and other fundamental characteristics are expected to be near the averages for the Index. However, the money managers may tactically, temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index.



PROSPECTUS                                                                   28

The Fund's portfolio characteristics and holdings are expected to be similar to the Russell 1000(R) Index. However, a money manager may purchase securities that are not included in the Index or sell securities still included in the Index in order for the Fund to meet its investment objective.


The Fund will seek to achieve its investment objective by using various quantitative management techniques. The Management Company believes quantitative management over a market cycle should provide a portfolio with consistent performance, diversification, market-like volatility, and limited market underperformance. However, there is no guarantee the Fund will have such characteristics at any one time.


A quantitative manager bases its investment decisions primarily on quantitative investment models. These models are used by the money manager to determine the investment potential of a stock within a particular portfolio and to rank securities most favorable to having a total return surpassing the total return of the Russell 1000(R) Index. Once the money manager has ranked the securities, it then selects the securities most likely to have the characteristics needed to construct a portfolio that has superior return prospects with risks similar to the Russell 1000(R) Index.

The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

INTERNATIONAL FUND

The International Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.


The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.



FIXED INCOME I FUND

The Fixed Income I Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.


The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by S&P or A or Prime-2 by Moody's, or judged by the money manager to be of at least equal credit quality to those designations.


FIXED INCOME II FUND

The Fixed Income II Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing in fixed-income securities with low-volatility characteristics.


The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies. Under normal circum-stances, the Fund will invest in securities of issuers domiciled in at least three different countries.

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
Although the Fund will invest primarily in debt securities denominated in the US dollar, the money managers will actively manage the Fund's portfolio in accordance with a multi-market investment strategy, allocating investments among securities denominated in the US dollar and the currencies of a number of foreign countries and, where consistent with its policy of investing only in high-quality securities within each such country, among different types of debt securities. The money managers which invest in foreign denominated securities will maintain a substantially neutral currency exposure relative to the US dollar, and will establish and adjust cross currency hedges based on their perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with a money manager's assessment of the relative yield of such securities and the relationship of a country's currency to the US dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by the money managers in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund will not invest more than 10% of its total assets in debt securities denominated in a single currency other than the US dollar. At this time, the Management Company intends to limit total non-US dollar investments to no more than 25% of total Fund assets.

The Fund may invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes to be able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated). In addition to the US dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, Belgian Franc, British Pound Sterling, Canadian Dollar, Danish Krone, Dutch Guilder, European Currency Unit ("ECU"), French Franc, Irish Punt, Italian Lira, Japanese Yen, New Zealand Dollar, Norwegian Krone, Spanish Peseta, Swedish Krona, Swiss Franc and German Mark. An issuer of debt securities purchased by the Fund may be domiciled in a country other than a country in whose currency the instrument is denominated.

In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality. Accordingly, the Fund's portfolio will consist only of: (a) debt securities issued or guaranteed by the US government, its agencies or instrumentalities ("US Government Securities"); (b) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, all of which are rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, determined by the money managers to be of equivalent quality; (c) investment grade corporate debt securities or, if unrated, determined by the money managers to be of equivalent quality; (d) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of US banks or US or foreign branches of foreign banks) having total assets of more than $500 million and determined by the money managers to be of high-quality; and (e) commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., Duff 1 or Duff 2 by Duff & Phelps, Inc., TBW-1 or TBW-2 by Thomson BankWatch, Inc., or, if not rated, issued by US or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and determined by the money managers to be of high-quality.


As described above, the Fund may invest in debt securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.


The Fund may invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Community. These specific amounts of currency comprising the ECU may be adjusted by the Counsel of


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
Ministers of the European Community to reflect changes in the relative values of the underlying currencies. The money managers investing in such securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.


The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

FIXED INCOME III FUND

The Fixed Income III Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.


The Fund will invest primarily in fixed-income securities. The Fund's investments will include: US Government Securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable, floating and zero coupon rate securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.


The Fund may also invest in convertible securities and derivatives, including warrants and interest rate swaps. Interest rate swaps are described under "Fixed Income II Fund." The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

As described above, the Fund may invest in debt securities issued by supranational organizations. Supranational organizations are described under "Fixed Income II Fund."


Investments in bank certificates of deposit, time deposits and bankers' acceptances include Eurodollar Certificates of Deposit ("ECD"), which are issued by foreign branches of US or foreign banks; Eurodollar Time Deposits ("ETD"), which are issued by foreign branches of US or foreign banks; and Yankee Certificates of Deposit ("Yankee CDs"), which are issued by US branches of foreign banks. These instruments may be US dollar or foreign currency denominated and are subject to the risks of non-US issuers described under "Investment Policies - Investment in Foreign Securities."


The variable and floating rate securities the Fund may invest in provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as on a change in the prime rate. The Fund may also invest in zero coupon US Treasury, foreign government and US and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.


The Fund's portfolio may include debt securities issued by domestic or foreign entities, and denominated in US dollars or foreign currencies. It is anticipated that no more than


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
25% of the Fund's assets will be denominated in foreign currencies. Foreign currency exchange transactions (options on foreign currencies, foreign currency futures contracts and forward foreign currency exchange contracts) will only be used by the Fund for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment, or anticipated investment, in securities denominated in foreign currencies. Foreign investment may include emerging market debt. The risks associated with investment in securities issued by foreign governments and companies, and the countries considered to be emerging markets, are described under "Investment Policies - Investment in Foreign Securities." Emerging Markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The emerging market debt in which the Fund may invest includes bonds, notes and debentures of emerging market governments and debt and other fixed income securities issued or guaranteed by such governments' agencies, instrumentalities or central banks, or by banks or other companies in emerging markets determined by the money managers to be suitable investments for the Fund. Under current market conditions, it is expected that emerging market debt will consist predominantly of Brady Bonds and other sovereign debt. Brady Bonds are products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans.

The Fund may invest up to 25% of its assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by S&P or Baa by Moody's) or in unrated securities judged by the money managers of the Fund to be of comparable quality. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca and C is regarded by S&P and Moody's, respectively, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, please refer to the Funds' Statement of Additional Information.


MONEY MARKET FUND


The Money Market Fund's objectives are to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments. [THE MONEY MARKET FUND IS NOT AVAILABLE FOR DIRECT SHAREHOLDER INVESTMENT UNTIL FURTHER NOTICE.]

The instruments in which the Fund invests include (1) securities issued or guaranteed by the US government or any of its agencies and instrumentalities, including securities of the US Treasury, the Federal National Mortgage Association, the Federal Housing Administration, and the Tennessee Valley Authority; (2) instruments of US and foreign banks and branches, including certificates of deposit, bankers' acceptances and time deposits, and may include ECDs, Yankee CDs and ETDs; (3) commercial paper of US and foreign companies; (4) corporate obligations; (5) variable amount master demand notes and (6) securities listed in (1) which are subject to repurchase agreements, provided that the Fund will not invest in repurchase agreements maturing in more than seven days if, as a result thereof, such repurchase agreements, together with all other illiquid securities, equal more than 10% of the Fund's total assets taken at the current market value.


ECDs, ETDs and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Examples of these risks are described under "Investment Policies - Investment in Foreign Securities." Different risks may also exist for ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements,

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
loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money manager when evaluating credit risk in the selection of investments for the Fund.


The Fund expects to maintain, but does not guarantee, a net asset value of $1 per share by valuing its portfolio securities at amortized cost. In order to use the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in US dollar denominated securities with remaining maturities of 397 days or less that the money manager determines are of high-quality with minimal credit risk in accordance with procedures adopted by the Board of Trustees. The procedures require that the money manager consider a number of factors in determining whether a security is of high-quality and of minimal credit risk, including that the security (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO") is rated in the highest rating category of any two NRSROs, (ii) if rated by only one NRSRO, is rated in that NRSRO's highest rating category, and
(iii) if unrated is determined by the money manager to be of comparable quality to a security rated in the highest rating category of an NRSRO. (See, the Statement of Additional Information for a description of the NRSROs.) These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value.


INVESTMENT RESTRICTIONS.


The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

   1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund is not subject to this restriction or to restrictions 2 or 3.


   2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities).

   3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.


   4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants.


INVESTMENT POLICIES.

The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:


Cash Reserves. Each Fund, other than the Money Market Fund, is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities which are at least comparable in quality to the Fund's permitted investments. In lieu of having each of these Funds make separate, direct investments in money market instruments, each Fund and its money managers may elect to invest the Fund's cash reserves in the Money Market Fund. The Management Company currently does not collect a management or advisory fee from the Money Market Fund, thereby eliminating any duplication of fees. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the Money Market Fund and the Investment Company's other Funds.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $457

PROSPECTUS                                                                   33
million. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.


The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquiree's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


The Russell 1000(R) Index is used as the basis for the Equity Q Fund's performance because it, in the Management Company's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or the Management Company believes that the particular security is an attractive investment.

Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Polices - Illiquid Securities," no Fund will invest more than 15% of its total assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Money Market Fund will not invest more than 10% of its total assets (taken at current market value) in repurchase agreements and other illiquid securities maturing in more than seven days.

Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Cash or liquid high-grade debt obligations of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies - Illiquid Securities."

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 50% of its total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee) and

PROSPECTUS                                                                   34
other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.


Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.


Illiquid Securities. The Funds, other than the Money Market Fund, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In the case of the Money Market Fund, this restriction is 10% of net assets. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

Liquidity Portfolios. The Management Company will exercise investment discretion or select a money manager to exercise investment discretion, for approximately 5%-15% of the Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a "Liquidity Portfolio." The Liquidity Portfolio will be used to create temporarily an equity exposure for cash balances until those balances are invested in equities or used for Fund transactions.


Investment in Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

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

The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. For purposes of the International and Fixed Income III Funds' policy of investing in securities of issuers located in emerging markets, the Funds will consider emerging markets to be countries with developing economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into forward currency contracts, which are agreements to exchange one currency for another--for example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into a contract. The Funds may engage in forward currency contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate cash or readily marketable high-quality securities in an amount at all times equal to or exceeding the Funds' commitments with respect to these contracts.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of a Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial


PROSPECTUS                                                                   36
quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Funds are engaged in that strategy.


A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above.

Options. The Funds, other than the Money Market Fund, may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds, other than the Money Market Fund, may also purchase and sell put and call options on foreign currencies.

A Fund may invest up to 5% of its assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to

PROSPECTUS                                                                   37
the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.


   Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Funds, other than the Equity I, Equity II, Equity III, Equity Q and International Funds, currently intends to purchase and write call and put options on securities indexes.

   Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Funds, other than the Fixed Income III Fund, currently intends to write or purchase such options.


   Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

   Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

   There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

Futures Contracts and Options on Futures Contracts. The Funds, other than the Money Market Fund, may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using


PROSPECTUS                                                                   38
futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its Custodian cash or cash equivalents equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.


High Risk Bonds. The Funds, other than the Fixed Income III Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers securities rated BBB, to have some speculative characteristics. The Funds, other than the Fixed Income III Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Fixed Income III Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded

PROSPECTUS                                                                   39
rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.

PORTFOLIO TRANSACTION POLICIES

Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by the Management Company or the money manager for the Liquidity Portfolios. THE FUNDS DO NOT GIVE SIGNIFICANT WEIGHT TO ATTEMPTING TO REALIZE LONG-TERM, RATHER THAN SHORT-TERM, CAPITAL GAINS WHEN MAKING PORTFOLIO INVESTMENT DECISIONS. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new money manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Funds (other than the Money Market Fund) are shown in the Financial Highlights tables.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc., an affiliate of the Management Company, when the money manager determines that the Funds will receive competitive execution, price and commissions. Frank Russell Securities, Inc. refunds to the Fund up to 70% of the commissions paid by that Fund when it effects such transactions, after reimbursement for research services provided to the Management Company. This arrangement is used by the Equity I, Equity II, Equity III, Equity Q and International Funds. All Funds may also effect portfolio transactions through and pay brokerage commissions to the money managers (or their affiliates).

INCOME DIVIDENDS.

The Board of Trustees presently intends to declare dividends from net investment income and (for the Money Market Fund only) net short-term capital gains, if any, for payment on the following schedule:

----------------------------------------------------------------------------------------------------
DECLARED          PAYABLE
--------          -------
Daily             1st business day of following month           Money Market Fund

Quarterly         Mid: April, July, October and December        Equity I, Equity II, Equity III,
                                                                Equity Q, Fixed Income I, Fixed
                                                                Income II and Fixed Income III Funds

Annually          Mid-December                                  International Fund
----------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Money Market Fund determines net investment income immediately prior to the determination of the net asset value per share as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each business day. Net investment income will be credited daily to the accounts of shareholders of record prior to the net asset value calculation and paid monthly.


CAPITAL GAINS DISTRIBUTIONS.


The Board intends to declare distributions from net capital gains through October 31 (excess of net long-term capital gain over net short-term capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by


PROSPECTUS                                                                   40
shareholders on December 31 of the prior year. Net capital gains realized during November and December will be distributed during the month of February of the following year.



Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.


AUTOMATIC REINVESTMENT.


All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

TAXES.

Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes. The Funds may be subject to nominal, if any, state and local taxes.

For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Fixed Income I, Fixed Income II, Fixed Income III and Money Market Funds attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

For corporate investors, dividends from net investment income paid by the Equity I, Equity II, Equity III and Equity Q Funds will generally qualify in part for the corporate dividends received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.


The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


The International, Fixed Income I, Fixed Income II and Fixed Income III Funds will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. The Management Company expects the International Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld on their gross income for federal income tax purposes.

The International Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Internal Revenue Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a non-deductible federal income tax at the Fund level. In some cases, the International Fund may be able to avoid this tax by electing to be taxed currently on its share of PFIC's income, whether or not such income is actually


PROSPECTUS                                                                   41
distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

Shareholders of Funds holding non-US holdings should also be aware that for federal income tax purposes, foreign exchange losses realized by the Fund are treated as ordinary losses. This treatment may have the effect of reducing the Fund's income available for distribution to shareholders.

The Fixed Income I, Fixed Income II and Fixed Income III Funds may acquire zero coupon securities issued with original issue discount. As the holder of such a security, the Funds will have to include in taxable income a portion of the original issue discount that accrues on the security for the taxable year, even if the Funds receive no payment on the security during the year. Because the Funds annually must distribute substantially all of their net investment income, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash the Funds actually receive. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Funds may realize capital gains or losses from those sales, which could further increase or decrease the Funds' dividends and distributions paid to shareholders.

Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of income which is a tax preference item (if any) for alternative minimum tax purposes; of the International Fund's foreign taxes withheld; and of the percentages of the Fixed Income I, Fixed Income II, Fixed Income III and Money Market Funds' income attributable to US government, Treasury and agency securities.

A Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and to distributions received by them from a Fund and the application of foreign tax laws to these distributions.

Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.


Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

CALCULATION OF FUND PERFORMANCE


From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for each of the Funds are as follows:


PROSPECTUS                                                                   42

-------------------------------------------------------------------------------------------------------
                                          5 YEARS ENDED   10 YEARS ENDED    INCEPTION TO
                          1 YEAR ENDED      DECEMBER 31,   DECEMBER 31,   DECEMBER 31, 1995   INCEPTION
                       DECEMBER 31, 1995       1995           1995          (ANNUALIZED)        DATE
                       -----------------   (ANNUALIZED)   (ANNUALIZED)      ------------      ---------
                                           ------------   ------------
Equity I                              %              %              %              %          10/15/81
Equity II                                                                                     12/28/81
Equity III                                                                                    11/27/81
Equity Q                                                                                      05/29/87
International                                                                                 01/31/83
Fixed Income I                                                                                10/15/81
Fixed Income II                                                                               10/30/81
Fixed Income III                                                                              01/29/93
Money Market                                                                                  10/15/81
-------------------------------------------------------------------------------------------------------

The Fixed Income I, Fixed Income II and Fixed Income III Funds also may from time to time advertise their yields. The yields are based on historical earnings and are not intended to indicate future performance. Yield is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yields for the year ended December 31, 1995 for the Fixed Income I, Fixed Income II and Fixed Income III Funds were, respectively, ____%, ____% and ____%.

The Money Market Fund may advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Money Market Fund over a seven-day period (which period will be stated in the advertisement). This yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base return. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The following are the current and effective yields for the Money Market Fund during 1995 for the seven-day periods ended:


PROSPECTUS                                                                   43

------------------------------------------------------------------------------------------------------------
                           MARCH 31              JUNE 30            SEPTEMBER 30           DECEMBER 31

                      CURRENT   EFFECTIVE   CURRENT   EFFECTIVE   CURRENT   EFFECTIVE   CURRENT    EFFECTIVE
                      -------   ---------   -------   ---------   -------   ---------   -------    ---------
Money Market Fund           %           %         %           %         %           %         %            %
------------------------------------------------------------------------------------------------------------


Each Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

VALUATION OF FUND SHARES

NET ASSET VALUE PER SHARE.


The net asset value per share is calculated for each Fund on each business day on which shares are offered or orders to redeem are tendered. For all Funds except the Money Market Fund, a business day is one on which the New York Stock Exchange is open for trading. A business day for the Money Market Fund includes any day on which the New York Stock Exchange is open for trading and the Boston Federal Reserve Bank is open. Net asset value per share is computed for a Fund by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the the New York Stock Exchange (currently 4:00 p.m. Eastern time). The Money Market Fund also determines its net asset value as of 1:00 p.m. Eastern time.


VALUATION OF PORTFOLIO SECURITIES.


With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.


Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.


The Money Market Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Money Market Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market Fund are also valued at "amortized cost," unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


PROSPECTUS                                                                   44

PURCHASE OF FUND SHARES


Shares of the Funds are sold on each business day directly to Eligible Investors at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.


ORDER PROCEDURES.


Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to:

-----------------------------------------------------------------------------------------------------
Close of the New York                 Equity I, Equity II, Equity III, Equity Q, International, Fixed
Stock Exchange (currently 4:00 p.m.   Income I, Fixed Income II and Fixed Income III Funds
Eastern time)

12:45 p.m. Eastern time               Money Market Fund*
-----------------------------------------------------------------------------------------------------

* Shares of the Money Market Fund are not available for direct investment until further notice.


Orders for the Money Market Fund shares placed prior to the above time and in proper form can be accepted for pricing and investment, and will begin to earn income, on that day. Money Market Fund orders received after that time are not deemed to be in proper form for acceptance on that day, and cannot be accepted for pricing and investment until after the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on that day. Orders for shares of any Fund which are not accepted before the respective time for that Fund can not be invested in the particular Fund nor begin to earn income until the next day on which shares of that Fund are offered.


Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders received for the Funds:


Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.

Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.


Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investment in the Money Market Fund will be effected only when the check or draft is converted to federal funds. The investment will not begin to earn dividend income until the receipt of federal funds by the Money Market Fund. Investments in the non-Money Market Funds will be effected upon receipt of the check or draft by the Transfer Agent, when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m.


PROSPECTUS                                                                   45

Eastern Time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.


IN-KIND EXCHANGE OF SECURITIES.


The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.


THREE DAY SETTLEMENT PROGRAM.


The Investment Company will accept orders from financial institutions to purchase shares of the Funds, other than the Money Market Fund, for settlement on the third business day following the receipt of an order to be paid by a federal wire if the investor has agreed in writing to indemnify the Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.


THIRD PARTY TRANSACTIONS.


Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment adviser or others, may be required to pay additional fees by such Intermediary. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.


EXCHANGE PRIVILEGE.


Shareholders may exchange shares of any Fund offered by this Prospectus for shares of another Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact a financial intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registration of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax adviser.


REDEMPTION OF FUND SHARES

SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FUNDS AT (800) 972-0700; IN WASHINGTON (206) 627-7001.

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.


Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such


PROSPECTUS                                                                   46
request is sent to the Transfer Agent in proper form.

Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Funds' Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered, prior to:

----------------------------------------------------------------------------------------------------
Close of the New York                Equity I, Equity II, Equity III, Equity Q, International, Fixed
Stock Exchange (currently            Income I, Fixed Income II and Fixed Income III Funds
4:00 p.m. Eastern time)

12:45 p.m. Eastern time              Money Market Fund
----------------------------------------------------------------------------------------------------

Redemption requests for the Money Market Fund prior to the above time will be tendered that day. Requests received for that Fund after the above time will be taken until 4:00 p.m. Eastern time, but will not be tendered until the next business day.

Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

Mail. Redemption requests may be made in writing directly to Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by the Management Company of all required documents in good order. "Good order" means that the request must include the following:


   A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account; together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

   B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.


SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date. If the SWP is coming out of the Money Market Fund and the trade date falls on a Friday, or the day before a holiday, income will be earned until the payment date.


Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.


SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, from Boston, Massachusetts, to the requested address on the payment date.

A Systematic Withdrawal Payment form must be completed and mailed to Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.


PROSPECTUS                                                                   47

Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.


ADDITIONAL INFORMATION


DISTRIBUTOR, CUSTODIAN, ACCOUNTANTS AND REPORTS.

Russell Fund Distributors, Inc., a wholly owned subsidiary of the Management Company, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.

Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from the Management Company.

ORGANIZATION, CAPITALIZATION, AND VOTING.

The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

The Investment Company issues a single class of shares divisible into an unlimited number of funds, each of which is a separate trust under Massachusetts law. Each fund share represents an equal proportionate interest in that fund, has a par value of $.01 per share, and is entitled to such dividends and distributions earned on the assets belonging to such fund as may be declared by the Board of Trustees. Shares of a fund are fully paid and nonassessable and have no preemptive or conversion rights.

Each Fund share has one vote; there are no cumulative voting rights. There is no Annual Meeting of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund, only shareholders of that Fund vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement. The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

At __________, 1996 the following shareholders may be deemed by the 1940 Act to "control" the Funds listed after their name because they own more than 25% of the voting shares of the indicated Funds: (To be filed by amendment)

MONEY MANAGER PROFILES

The money managers, other than the Investment Manager for the Money Market Fund, have no other affiliations with the Funds or with Frank Russell Company. Each money manager has been in business for at least three years and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.


EQUITY I FUND


Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and
(ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 65% of The


PROSPECTUS                                                                   48

Equitable was owned by Axa, a French insurance holding company.


Systematic Financial Management, L.P. (through its Cash Flow Investors Division), 2 Executive Drive, Fort Lee, NJ 07024, is a limited partnership whose general partner is Affiliated Managers Group, Inc., a Boston based investment management holding company.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, a separate subpartnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.


Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, a corporation whose indirect parent is INVESCO PLC, a London-based financial services holding company.

Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.


Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland and John B. Neff.

EQUITY II FUND

Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.


Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.


Wellington Management Company,  See:  Equity I Fund.

EQUITY III FUND


Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201 N. Walnut Street, Wilmington, DE 19801, is a corporation controlled by its president, W. Anthony Hitschler and six other principals.


Equinox Capital Management, Inc.,  See: Equity I Fund.

Trinity Investment Management Corporation,  See: Equity I Fund.

EQUITY Q FUND

BZW Barclays Global Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

Franklin Portfolio Associates Trust, One Post Office Square, Suite 3660, Boston, MA 02109, a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

PROSPECTUS                                                                   49

J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.


INTERNATIONAL FUND

Grantham, Mayo, Van Otterloo & Co., 40 Rowes Wharf, Boston, MA 02110, whose majority ownership is held by the four senior partners: Jeremy Grantham, Richard Mayo, Eyk De Mol Van Otterloo, and Kingsley Durant.


J.P. Morgan Investment Management, Inc.,  See: Equity Q Fund.

Marathon Asset Management Limited, 115 Shaftesbury Ave., London, England WC2H 8AD, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.


Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed:
51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.



FIXED INCOME I FUND

Lincoln Capital Management Company,  See: Equity I Fund.

Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

FIXED INCOME II FUND

BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, a wholly-owned subsidiary of PNC Bank.

Standish, Ayer & Wood, Inc.,  See: Fixed Income I Fund.

STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM LX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

FIXED INCOME III FUND

BEA Associates, 153 East 53rd Street, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

Pacific Investment Management Company,  See: Fixed Income I Fund.

Standish, Ayer & Wood, Inc.,  See: Fixed Income I Fund.

MONEY MARKET FUND


PROSPECTUS                                                                   50

Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402, a registered investment adviser wholly owned by Frank Russell Company.

NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.



PROSPECTUS                                                                   51

                        Frank Russell Investment Company
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (206) 627-7001


MONEY MANAGERS

EQUITY I FUND


   Alliance Capital Management L.P.
   Systematic Financial Management, L.P.
   Columbus Circle Investors
   Equinox Capital Management, Inc.
   INVESCO Capital Management, Inc.
   Lincoln Capital Management Company
   Suffolk Capital Management, Inc.
   Trinity Investment Management Corporation
   Wellington Management Company


EQUITY II FUND
   Delphi Management, Inc.
   Fiduciary International, Inc.
   GlobeFlex Capital, L.P.
   Jacobs Levy Equity Management, Inc.
   Sirach Capital Management, Inc.
   Wellington Management Company

EQUITY III FUND

   Brandywine Asset Management, Inc.
   Equinox Capital Management, Inc.
   Trinity Investment Management Corporation


EQUITY Q FUND

   BZW Barclays Global Advisors
   Franklin Portfolio Associates Trust
   J.P. Morgan Investment Management, Inc.


INTERNATIONAL FUND

   Grantham, Mayo, Van Otterloo & Co.
   J.P. Morgan Investment Management, Inc.
   Marathon Asset Management Limited
   Oechsle International Advisors
   Rowe Price-Fleming International, Inc.


FIXED INCOME I FUND
   Lincoln Capital Management Company
   Pacific Investment Management Company
   Standish, Ayer & Wood, Inc.

FIXED INCOME II FUND

   BlackRock Financial Management
   Standish, Ayer & Wood, Inc.
   STW Fixed Income Management Ltd.


FIXED INCOME III FUND
   BEA Associates
   Pacific Investment Management Company
   Standish, Ayer & Wood, Inc.

MONEY MARKET FUND
   Frank Russell Investment Management Co.

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Co.
   909 A Street
   Tacoma, Washington 98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, Washington 98402

DISTRIBUTOR
   Russell Fund Distributor, Inc.
   909 A Street
   Tacoma, Washington  98402

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA 02109

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA 19103-7098

OFFICE OF SHAREHOLDER INQUIRIES
   Office of Shareholder Inquiries
   909 A Street
   Tacoma, Washington 98402
   (800) 972-0700
   In Washington (206) 627-7001

PROSPECTUS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, WA  98402
Telephone (800) 972-0700
In Washington (206) 627-7001


Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 23 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the eight Funds listed below.

Frank Russell Investment Management Company (the "Management Company") operates and administers all of the Funds which comprise the Investment Company. The Management Company is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to the Management Company, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the other Funds. There is no sales charge for investing in the Funds.


       Diversified Equity Fund           International Securities Fund

         Special Growth Fund                 Diversified Bond Fund

         Equity Income Fund             Volatility Constrained Bond Fund

       Quantitative Equity Fund             Multistrategy Bond Fund

SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

This Prospectus sets forth concisely information about the Investment Company and eight of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1996, with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.


PROSPECTUS DATED MAY 1, 1996

Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

DIVERSIFIED EQUITY FUND--Income and capital growth by investing principally in equity securities.

SPECIAL GROWTH FUND--Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from Diversified Equity Fund, by investing in equity securities.

EQUITY INCOME FUND--A high level of current income, while maintaining the potential for capital appreciation by investing primarily in income-producing equity securities.

QUANTITATIVE EQUITY FUND--Total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

INTERNATIONAL SECURITIES FUND--Favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.




DIVERSIFIED BOND FUND--Effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

VOLATILITY CONSTRAINED BOND FUND--Preservation of capital and generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

MULTISTRATEGY BOND FUND--Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.


This Prospectus describes and offers shares of eight Internal Fee Funds. Another prospectus describes and offers shares of nine External Fee Funds, while a third prospectus describes and offers shares in four Internal Fee Funds and two External Fee Funds. The principal distinction between the External and the Internal Fee Funds is that a shareholder of an External Fee Fund may pay a quarterly shareholder investment services fee directly to the Management Company for shareholder services. The shareholder fee is computed on the amount the shareholder has invested in an External Fee Fund. Each Shareholder of the Internal Fee Funds pays no such fees. The Investment Company Funds had aggregate net assets of $____ billion on _________________, 1996. The net assets of these eight Funds on _____________, 1996, were:


--------------------------------------------------------------------------------

Diversified Equity   $ ______      International Securities     $ ______

Special Growth         ______      Diversified Bond               ______

Equity Income          ______      Volatility Constrained Bond    ______

Quantitative Equity    ______      Multistrategy Bond             ______


--------------------------------------------------------------------------------

HIGHLIGHTS AND TABLE OF CONTENTS

ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and the effect of these fees on a $1,000 investment over time. PAGE ___.

FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. PAGE ___.

THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE ___.

FRANK RUSSELL COMPANY--CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and (ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE ___.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE ___.

ELIGIBLE INVESTORS are principally those institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority, and which have entered into an Asset Management Services Agreement with the Management Company; and institutions or individuals who have acquired shares through such institutions. PAGE ___.

GENERAL MANAGEMENT OF THE FUNDS is provided by the Management Company, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and the Management Company comprehensive consulting and money manager evaluation services. PAGE ___.

EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to the Management Company, its expenses and its portion of the general expenses of the Investment Company. The Management Company, as agent for the Fund, pays from its fees, the investment advisory fees of the Money Managers of the Fund. The remainder of the fee is retained by the Management Company, for conducting the Fund's general operations and for providing investment supervision for the Fund. Each Eligible Investor may pay to the Management Company directly a fee for other services provided to that Eligible Investor. PAGE ___.

THE MONEY MANAGERS are evaluated and recommended by Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and the Management Company. PAGE ___.

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES apply to each Fund. Those designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. PAGE ___.

PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains. PAGE ___.

DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Monthly, by the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds; Quarterly, by the Diversified Equity, Special Growth, Equity Income and Quantitative Equity Funds; and Annually, by International Securities Fund. All Funds declare distributions from net realized capital gains, if any, at least annually. PAGE ___.

INCOME TAXES PAID BY THE FUNDS themselves should be nominal. Taxable shareholders of the Funds will be subject to federal taxes on dividends. Taxable shareholders of the Funds will be subject to federal taxes on capital gains distributions and may also be subject to state or local taxes. PAGE ___.

FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE ___.

VALUATION OF FUND SHARES occurs each business day. The value of a share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Fund. PAGE ___.

PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE ___.

REDEMPTION OF FUND SHARES may be requested on any business day. There is no redemption charge. The redemption price is determined by the net asset value next computed after receipt of the redemption request. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE ___.

ADDITIONAL INFORMATION is also included in this Prospectus concerning the:
Distributor, Custodian, Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE ___.

ANNUAL FUND OPERATING EXPENSES OF THE DIVERSIFIED EQUITY FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases...................................    None
  Sales Load Imposed on Reinvested Dividends........................    None
  Deferred Sales Load...............................................    None
  Redemption Fees...................................................    None
  Exchange Fees.....................................................    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee....................................................
  12b-1 Fees........................................................    None
  Other Expenses:
    Custodian Fees.......................................
    Transfer Agent Fees..................................
    Other Fees...........................................
      Total Other Expenses..........................................
    Total Fund Operating Expenses Section...........................


EXAMPLE:                                                                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                                                   ------    -------   -------   --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period..           $         $         $         $
                                                                                   =====     =====     =====     =====

--------------------------------------------------------------------------------
Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE SPECIAL GROWTH FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases..................................    None
  Sales Load Imposed on Reinvested Dividends.......................    None
  Deferred Sales Load..............................................    None
  Redemption Fees..................................................    None
  Exchange Fees....................................................    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee...................................................
  12b-1 Fees.......................................................    None
  Other Expenses:
    Custodian Fees......................................
    Transfer Agent Fees.................................
    Other Fees..........................................
      Total Other Expenses.........................................
  Total Fund Operating Expenses Section............................



EXAMPLE:                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                               ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period...      $        $         $         $
                                                                               =====    =====     =====     =====

--------------------------------------------------------------------------------
Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY INCOME FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases...................................    None
  Sales Load Imposed on Reinvested Dividends........................    None
  Deferred Sales Load...............................................    None
  Redemption Fees...................................................    None
  Exchange Fees.....................................................    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee....................................................
  12b-1 Fees........................................................    None
  Other Expenses:
    Custodian Fees.......................................
    Transfer Agent Fees..................................
    Other Fees...........................................
      Total Other Expenses..........................................
  Total Fund Operating Expenses Section.............................

EXAMPLE:                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period..        $        $         $         $
                                                                                =====    =====     =====     =====

--------------------------------------------------------------------------------
Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE QUANTITATIVE EQUITY FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases........................................  None
  Sales Load Imposed on Reinvested Dividends.............................  None
  Deferred Sales Load....................................................  None
  Redemption Fees........................................................  None
  Exchange Fees..........................................................  None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee.........................................................
  12b-1 Fees.............................................................  None
  Other Expenses:
    Custodian Fees............................................
    Transfer Agent Fees.......................................
    Other Fees................................................
      Total Other Expenses...............................................
  Total Fund Operating Expenses Section..................................

EXAMPLE:                                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                             ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period..     $        $         $         $
                                                                             ====     ====      ====      ====

--------------------------------------------------------------------------------
Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE INTERNATIONAL SECURITIES FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases....................................      None
  Sales Load Imposed on Reinvested Dividends.........................      None
  Deferred Sales Load................................................      None
  Redemption Fees....................................................      None
  Exchange Fees......................................................      None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee.....................................................
  12b-1 Fees.........................................................      None
  Other Expenses:
    Custodian Fees........................................
    Transfer Agent Fees...................................
    Other Fees............................................
      Total Other Expenses...........................................
  Total Fund Operating Expenses Section..............................

EXAMPLE:                                                                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                            ------       -------      -------      --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period...   $            $            $            $
                                                                            =====        =====        =====        ======

--------------------------------------------------------------------------------

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE DIVERSIFIED BOND FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases...................................      None
  Sales Load Imposed on Reinvested Dividends........................      None
  Deferred Sales Load...............................................      None
  Redemption Fees...................................................      None
  Exchange Fees.....................................................      None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee....................................................
  12b-1 Fees........................................................      None
  Other Expenses:
    Custodian Fees.......................................
    Transfer Agent Fees..................................
    Other Fees...........................................
      Total Other Expenses..........................................
  Total Fund Operating Expenses Section.............................

EXAMPLE:                                                                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                            ------       -------      -------      --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period...   $            $            $            $
                                                                            =====        =====        =====        =====

--------------------------------------------------------------------------------

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE VOLATILITY CONSTRAINED BOND FUND

The purpose of the following tables is to assist the investor in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. The examples provided in the tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases....................................    None
  Sales Load Imposed on Reinvested Dividends.........................    None
  Deferred Sales Load................................................    None
  Redemption Fees....................................................    None
  Exchange Fees......................................................    None
ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee.....................................................
  12b-1 Fees.........................................................    None
  Other Expenses:
    Custodian Fees............................................
    Transfer Agent Fees.......................................
    Other Fees................................................
      Total Other Expenses...........................................
  Total Fund Operating Expenses Section..............................

EXAMPLE:                                                                  1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                          ------       -------      -------      --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period..  $            $            $            $
                                                                          ====         =====        =====        =====

--------------------------------------------------------------------------------

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE MULTISTRATEGY BOND FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases........................................    None
  Sales Load Imposed on Reinvested Dividends.............................    None
  Deferred Sales Load....................................................    None
  Redemption Fees........................................................    None
  Exchange Fees..........................................................    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee.........................................................
  12b-1 Fees.............................................................    None
  Other Expenses:
    Custodian Fees..................................................
    Transfer Agent Fees.............................................
    Other Fees......................................................
      Total Other Expenses...............................................
  Total Fund Operating Expenses After Fee Waiver Section.................

EXAMPLE:                                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                          ------  -------  -------  --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period..  $       $        $        $
                                                                          =====   =====    =====    =====

---------------------------------------------------------------------------
+ Effective May 1, 1996, the Manager has determined to discontinue its agreement to reimburse all expenses of the Fund that exceed the annual rate of 0.85% of average net assets. Also effective May 1, 1996, the Manager has voluntarily agreed to waive a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.85% of the Fund's average net assets on an annual basis. The gross annual total operating expenses absent the waiver would be ____% of average net assets. This waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time without notice to shareholders.

Section Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

FINANCIAL HIGHLIGHTS OF THE DIVERSIFIED EQUITY FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

DIVERSIFIED EQUITY FUND

-------------------------------------------------------------------------------------------------------------------------
                                 1995     1994        1993        1992        1991        1990        1989        1988
                                 ----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR ...........   $     $  34.88    $  35.60    $  36.36    $  30.66    $  35.22    $  30.46    $  27.22
                                  --    --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .......              .58         .56         .60         .81         .99         .94         .89
  Net realized and unrealized
   gain (loss) on investments .             (.49)       3.03        2.30        8.36       (3.45)       7.68        3.57
                                  --    --------    --------    --------    --------    --------    --------    --------
  Total From Investment
   Operations .................              .09        3.59        2.90        9.17       (2.46)       8.62        4.46
                                  --    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Net investment income .......             (.58)       (.55)       (.61)       (.82)       (.96)      (1.11)       (.81)
  Net realized gain on
   investments ................            (1.87)      (3.76)      (3.05)      (2.65)      (1.14)      (2.75)       (.41)
  In excess of net realized
   gain on investments ........             (.26)       --          --          --          --          --          --
                                  --    --------    --------    --------    --------    --------    --------    --------
  Total Distributions .........            (2.71)      (4.31)      (3.66)      (3.47)      (2.10)      (3.86)      (1.22)
                                  --    --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF YEAR .................   $     $  32.26    $  34.88    $  35.60    $  36.36    $  30.66    $  35.22    $  30.46
                                  ==    ========    ========    ========    ========    ========    ========    ========

TOTAL RETURN (%) ..............            (0.01)      10.53        8.32       31.05       (7.01)      29.06       16.37
                                  --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets .................              .95         .96         .98         .98        1.03        1.01        1.00
                                  --
  Net investment income to
   average net assets .........             1.73        1.54        1.69        2.28        2.97        2.65        2.92
                                  --
  Portfolio turnover ..........            57.53       99.80       77.02      116.53       96.90       61.80       66.02
                                  --
  Net assets, end of year
  ($000 omitted) ..............          414,036     388,420     337,549     325,746     251,254     234,988     202,948
------------------------------------------------------------------------------------------------------------------------
                                  --
----------------------------------------------------------
                                        1987        1986
                                      --------------------
NET ASSET VALUE,
  BEGINNING OF YEAR ...........       $  31.20    $  27.85
                                      --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .......           1.37         .78
  Net realized and unrealized
   gain (loss) on investments .           1.05        3.28
                                      --------    --------
  Total From Investment
   Operations .................           2.42        4.06
                                      --------    --------
LESS DISTRIBUTIONS:
  Net investment income .......           (.97)       (.67)
  Net realized gain on
   investments ................          (5.43)       (.04)
  In excess of net realized
   gain on investments ........           --          --
                                      --------    --------
  Total Distributions .........          (6.40)       (.71)
                                      --------    --------
NET ASSET VALUE,
  END OF YEAR .................       $  27.22    $  31.20
                                      ========    ========

TOTAL RETURN (%) ..............           6.94       14.63

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets .................            .97         .98

  Net investment income to
   average net assets .........           2.27        2.87

  Portfolio turnover ..........          87.69       80.50

  Net assets, end of year
  ($000 omitted) ..............        198,902     214,325
----------------------------------------------------------

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE SPECIAL GROWTH FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

SPECIAL GROWTH FUND
------------------------------------------------------------------------------------------
                                           1995  1994       1993       1992       1991
                                           -----------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR .....................    $   $  35.82   $  36.63   $  34.47   $  24.71
                                             --  --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .................             .16        .07        .05        .24
  Net realized and unrealized
   gain (loss) on investments ...........            (.71)      5.22       4.22      10.34
                                             --  --------   --------   --------   --------
  Total From Investment
   Operations ...........................            (.55)      5.29       4.27      10.58
                                             --  --------   --------   --------   --------
LESS DISTRIBUTIONS:
  Net investment income .................            (.10)      (.07)      (.06)      (.24)
  Net realized gain on
   investments ..........................            (.85)     (6.03)     (2.05)      (.58)
  In excess of net realized
   gain on investments ..................            (.85)        --         --         --
                                             --  --------   --------   --------   --------
  Total Distributions ...................           (1.80)     (6.10)     (2.11)      (.82)
                                             --  --------   --------   --------   --------
NET ASSET VALUE,
  END OF YEAR ...........................    $   $  33.47   $  35.82   $  36.63   $  34.47
                                             ==  ========   ========   ========   ========
TOTAL RETURN (%) ........................           (3.71)     15.48      12.52      43.11
                                             --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net to average
   net assets ...........................            1.20       1.31       1.33       1.36
                                             --
  Operating expenses, gross to average
   net assets ...........................            1.20       1.31       1.33       1.36
                                             --
  Net investment income to
   average net assets ...................             .50        .19        .14        .80
                                             --
  Portfolio turnover ....................           55.40      91.97      42.20      42.81
                                             --
  Net assets, end of year
   ($000 omitted) .......................    --   229,077    188,891    134,913    105,245

  Per share amount of fees reimbursed
   ($ omitted) ..........................    --        --         --         --         --
------------------------------------------------------------------------------------------

SPECIAL GROWTH FUND
------------------------------------------------------------------------------------------
                                           1990      1989      1988      1987      1986
                                           -----------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR .....................  $ 29.35   $ 26.19   $ 23.58   $ 26.68   $ 25.10
                                           -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .................      .42       .42       .24       .30       .28
  Net realized and unrealized
   gain (loss) on investments ...........    (4.57)     5.78      2.99      1.59      1.74
                                           -------   -------   -------   -------   -------
  Total From Investment
   Operations ...........................    (4.15)     6.20      3.23      1.89      2.02
                                           -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
  Net investment income .................     (.42)     (.48)     (.21)     (.35)     (.25)
  Net realized gain on
   investments ..........................     (.07)    (2.56)     (.41)    (4.64)     (.19)
  In excess of net realized
   gain on investments ..................       --        --        --        --        --
                                           -------   -------   -------   -------   -------
  Total Distributions ...................     (.49)    (3.04)     (.62)    (4.99)     (.44)
                                           -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF YEAR ...........................  $ 24.71   $ 29.35   $ 26.19   $ 23.58   $ 26.68
                                           =======   =======   =======   =======   =======
TOTAL RETURN (%) ........................   (14.28)    23.92     13.82      6.54      8.07

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net to average
   net assets ...........................     1.50      1.49      1.47      1.37      1.49

  Operating expenses, gross to average
   net assets ...........................     1.53      1.49      1.47      1.37

  Net investment income to
   average net assets ...................     1.57      1.42       .92      1.07      1.20

  Portfolio turnover ....................    63.87     85.24     51.75    161.46     99.59

  Net assets, end of year
   ($000 omitted) .......................   62,116    60,146    47,405    45,460    41,523

  Per share amount of fees reimbursed
   ($ omitted) ..........................    .0093        --        --        --     .0026
------------------------------------------------------------------------------------------

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE EQUITY INCOME FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

EQUITY INCOME FUND
-------------------------------------------------------------------------------------
                                    1995  1994       1993       1992       1991
                                    -------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR...............    $   $  35.90   $  35.32   $  36.54   $  30.75
                                      --  --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income...........             .90        .83        .99       1.11
  Net realized and unrealized
   gain (loss) on investments.....            (.70)      3.69       3.08       7.15
                                      --  --------   --------   --------   --------
  Total From Investment
   Operations.....................             .20       4.52       4.07       8.26
                                      --  --------   --------   --------   --------
LESS DISTRIBUTIONS:
  Net investment income...........            (.89)      (.83)     (1.00)     (1.10)
  In excess of net investment
   income.........................              --       (.00)        --         --
  Net realized gain on
   investments....................           (3.00)     (3.11)     (4.29)     (1.37)
                                          --------   --------   --------   --------
  Total Distributions.............           (3.89)     (3.94)     (5.29)     (2.47)
                                      --  --------   --------   --------   --------
NET ASSET VALUE,
  END OF YEAR.....................    $   $  32.21   $  35.90   $  35.32   $  36.54
                                      ==  ========   ========   ========   ========
TOTAL RETURN (%)..................            (.69)     13.23      11.51      27.52
                                      --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets.....................            1.04       1.05       1.08       1.11
                                      --
  Net investment income to
   average net assets.............            2.56       2.23       2.68       3.11
                                     ---
  Portfolio turnover..............           89.91      78.72      95.07      61.73
  Net assets, end of year
  ($000 omitted)..................         144,285    149,532    134,365    122,689
                                      --
-------------------------------------------------------------------------------------

EQUITY INCOME FUND
----------------------------------------------------------------------------------------
                                      1990      1989       1988      1987       1986
                                      --------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR...............    $ 34.91   $  30.85   $ 26.92   $ 34.66    $ 31.98
                                      -------   --------   -------   -------    -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income...........       1.43       1.34      1.22      1.18       1.36
  Net realized and unrealized
   gain (loss) on investments.....      (3.83)      6.47      3.96     (1.44)      2.89
                                      -------   --------   -------   -------    -------
  Total From Investment
   Operations.....................      (2.40)      7.81      5.18      (.26)      4.25
                                      -------   --------   -------   -------    -------
LESS DISTRIBUTIONS:
  Net investment income...........      (1.37)     (1.50)    (1.25)    (1.50)     (1.25)
  In excess of net investment
   income.........................         --         --        --        --         --
  Net realized gain on
   investments....................       (.39)     (2.25)       --     (5.98)      (.32)
                                      -------   --------   -------   -------    -------
  Total Distributions.............      (1.76)     (3.75)    (1.25)    (7.48)     (1.57)
                                      -------   --------   -------   -------    -------
NET ASSET VALUE,
  END OF YEAR.....................    $ 30.75   $  34.91   $ 30.85   $ 26.92    $ 34.66
                                      =======   ========   =======   =======    =======
TOTAL RETURN (%)..................      (6.90)     25.61     19.42     (2.44)     13.42

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets.....................       1.14       1.15      1.13      1.06       1.02

  Net investment income to
   average net assets.............       4.12       3.94      4.08      3.30       4.05

  Portfolio turnover..............      65.97      79.82     58.12     98.67      83.55
  Net assets, end of year
  ($000 omitted)..................     99,575    101,589    68,998    61,300     75,032
----------------------------------------------------------------------------------------

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE QUANTITATIVE EQUITY FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


QUANTITATIVE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                     1995  1994       1993       1992       1991       1990       1989       1988      1987++
                                     ------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR...............     $   $  26.44   $  25.82   $  25.88   $  21.07   $  23.57   $  20.21   $ 18.08   $ 20.00
                                       --  --------   --------   --------   --------   --------   --------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income...........              .49        .45        .49        .58        .66        .68       .56       .32
  Net realized and unrealized
   gain (loss) on investments.....             (.19)      2.69       1.67       5.93      (1.99)      4.53      2.14     (1.86)
                                       --  --------   --------   --------   --------   --------   --------   -------   -------
  Total From Investment
   Operations.....................              .30       3.14       2.16       6.51      (1.33)      5.21      2.70     (1.54)
                                       --  --------   --------   --------   --------   --------   --------   -------   -------
LESS DISTRIBUTIONS:
  Net investment income...........             (.49)      (.45)      (.49)      (.58)      (.64)      (.76)     (.57)     (.25)
  Net realized gain on
   investments....................            (1.41)     (2.07)     (1.73)     (1.12)      (.53)     (1.09)       --      (.13)
                                       --  --------   --------   --------   --------   --------   --------   -------   -------
  Total Distributions.............            (1.90)     (2.52)     (2.22)     (1.70)     (1.17)     (1.85)     (.57)     (.38)
                                       --  --------   --------   --------   --------   --------   --------   -------   -------
NET ASSET VALUE,
  END OF YEAR.....................     $   $  24.84   $  26.44   $  25.82   $  25.88   $  21.07   $  23.57   $ 20.21   $ 18.08
                                       ==  ========   ========   ========   ========   ========   ========   =======   =======
TOTAL RETURN (%)(a)...............              .19      12.56       8.67      31.70      (5.60)     26.08     15.05     (7.74)
                                       --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets (b).................              .94        .98       1.02       1.03       1.12       1.14      1.16       .97
                                       --
  Net investment income to
   average net assets (b).........             1.95       1.68       1.94       2.39       2.94       3.00      3.00      3.38
                                       --
  Portfolio turnover (b)..........            45.97      62.48      59.19      58.07      57.49      90.65     59.37     47.78
                                       --
  Net assets, end of year
  ($000 omitted)..................          380,592    314,647    244,870    201,614    147,730    124,111    89,858    64,182
                                       --
-------------------------------------------------------------------------------------------------------------------------------


++   For  the period May 15, 1987 (commencement of operations) to December 31,
     1987.


(a)  Periods of less than one year are not annualized.


(b)  The ratios for the period ended December 31, 1987 are annualized.


* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE INTERNATIONAL SECURITIES FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


INTERNATIONAL SECURITIES FUND
-----------------------------------------------------------------------------------------------------
                                          1995  1994       1993       1992       1991       1990
                                          -----------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR.....................    $   $  57.95   $  44.75   $  49.15   $  44.60   $  55.81
                                            --  --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.................             .44        .40        .61        .72       1.05
  Net realized and unrealized
   gain (loss) on investments (a).......            1.23      14.53      (4.02)      4.60      (9.53)
                                            --  --------   --------   --------   --------   --------
  Total From Investment
   Operations...........................            1.67      14.93      (3.41)      5.32      (8.48)
                                            --  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  Net investment income.................            (.04)      (.38)      (.68)      (.76)     (1.08)
  In excess of net investment
   income...............................            (.02)      (.23)        --         --         --
                                            --  --------   --------   --------   --------   --------
  Net realized gain on
   investments..........................           (5.60)     (1.12)      (.31)      (.01)     (1.65)
  Total Distributions...................           (5.66)     (1.73)      (.99)      (.77)     (2.73)
                                            --  --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF YEAR...........................    $   $  53.96   $  57.95   $  44.75   $  49.15     $44.60
                                            ==  ========   ========   ========   ========   ========
TOTAL RETURN (%)........................            4.86      33.48      (6.94)     11.99     (15.34)
                                            --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
   assets...............................            1.30       1.38       1.45       1.49       1.50
                                            --
  Operating expenses, gross, to
   average assets.......................            1.30       1.38       1.45       1.49       1.50
                                            --
  Net investment income to
   average net assets...................             .70        .82       1.37       1.68       2.28
                                            --
  Portfolio turnover....................           72.23      60.22      48.93      52.46      68.89
                                            --
  Net assets, end of year
   ($000 omitted).......................         563,333    454,482    262,886    243,065    169,818
                                            --
  Per share amount of fees reimbursed
  ($ omitted)...........................              --         --         --         --         --
                                            --
-----------------------------------------------------------------------------------------------------

INTERNATIONAL SECURITIES FUND
-------------------------------------------------------------------------------------
                                            1989       1988       1987      1986
                                            -----------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR.....................    $  50.49      45.26   $ 49.22   $  34.16
                                            --------   --------   -------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.................         .67        .86       .55        .19
  Net realized and unrealized
   gain (loss) on investments (a).......       10.32       8.98      6.84      15.90
                                            --------   --------   -------   --------
  Total From Investment
   Operations...........................       10.99       9.84      7.39      16.09
                                            --------   --------   -------   --------
LESS DISTRIBUTIONS:
  Net investment income.................        (.89)      (.95)     (.45)      (.02)
  In excess of net investment
   income...............................          --         --        --         --
                                            --------   --------   -------   --------
  Net realized gain on
   investments..........................       (4.78)     (3.66)   (10.90)     (1.01)
  Total Distributions...................       (5.67)     (4.61)   (11.35)     (1.03)
                                            --------   --------   -------   --------
NET ASSET VALUE,
  END OF YEAR...........................    $  55.81   $  50.49   $ 45.26   $  49.22
                                            ========   ========   =======   ========
TOTAL RETURN (%)........................       22.24      22.05     15.89      48.54

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
   assets...............................        1.50       1.50      1.50       1.50

  Operating expenses, gross, to
   average assets.......................                   1.50      1.50

  Net investment income to
   average net assets...................        1.54       1.60       .91        .96

  Portfolio turnover....................       57.16      43.50    113.04      55.53

  Net assets, end of year
   ($000 omitted).......................     123,823     91,006    88,321    100,733

  Per share amount of fees reimbursed
  ($ omitted)...........................       .0169         --        --      .0347
-------------------------------------------------------------------------------------



(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.03 per share.



* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE DIVERSIFIED BOND FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


DIVERSIFIED BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                       1995  1994        1993        1992        1991        1990        1989        1988
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR .................   $    $  23.73    $  23.49    $  24.29    $  22.81    $  22.90    $  22.38    $  22.38
                                        --   --------    --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .............            1.46        1.48        1.62        1.72        1.74        1.87        1.69
  Net realized and unrealized
   gain (loss) on investments .......           (2.22)        .83        (.10)       1.61        (.09)        .83        (.02)
                                        --   --------    --------    --------    --------    --------    --------    --------
  Total From Investment
   Operations .......................            (.76)       2.31        1.52        3.33        1.65        2.70        1.67
                                        --   --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Net investment income .............           (1.42)      (1.48)      (1.63)      (1.69)      (1.74)      (1.92)      (1.67)
  In excess of net investment income             --          (.01)       --          --          --          --          --
  Net realized gain on investments ..            --          (.58)       (.69)       (.16)       --          (.26)       --
  In excess of net realized
   gain on investments ..............            (.02)       --          --          --          --          --          --
                                        --   --------    --------    --------    --------    --------    --------    --------
  Total Distributions ...............           (1.44)      (2.07)      (2.32)      (1.85)      (1.74)      (2.18)      (1.67)
                                        --   --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF YEAR .......................   $    $  21.53    $  23.73    $  23.49    $  24.29    $  22.81    $  22.90    $  22.38
                                        ==   ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN (%) ....................           (3.25)      10.02        6.57       15.29        7.58       12.52        7.67
                                        --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
   assets ...........................             .56         .58         .62         .74         .88         .93         .93
                                        --
  Operating expenses, gross, to
   average assets ...................             .56         .58         .67         .74         .88         .93         .93
                                        --
  Net investment income to
   average net assets ...............            6.57        6.13        6.79        7.38        7.89        8.16        7.48
                                        --
  Portfolio turnover ................          153.21      177.74      228.37      130.96       94.88      195.14      197.15
                                        --
  Net assets, end of year
   ($000 omitted) ...................         523,315     477,341     412,394     344,081     294,677     230,156     211,656
                                        --
  Per share amount of fees waived
   ($ omitted) ......................             --          --        .0115         --          --          --          --
                                        --
-----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------
                                            1987        1986
                                          --------------------
NET ASSET VALUE,
  BEGINNING OF YEAR .................     $  25.00    $  23.29
                                          --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .............         1.55        1.73
  Net realized and unrealized
   gain (loss) on investments .......        (1.28)       1.76
                                          --------    --------
  Total From Investment
   Operations .......................          .27        3.49
                                          --------    --------
LESS DISTRIBUTIONS:
  Net investment income .............        (1.65)      (1.76)
  In excess of net investment income          --          --
  Net realized gain on investments ..        (1.24)       (.02)
  In excess of net realized
   gain on investments ..............         --          --
                                          --------    --------
  Total Distributions ...............        (2.89)      (1.78)
                                          --------    --------
NET ASSET VALUE,
  END OF YEAR .......................     $  22.38    $  25.00
                                          ========    ========
TOTAL RETURN (%) ....................         1.25       15.49

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
   assets ...........................          .90         .96

  Operating expenses, gross, to
   average assets ...................          .90         .96

  Net investment income to
   average net assets ...............         7.05        7.27

  Portfolio turnover ................       180.54      229.48

  Net assets, end of year
   ($000 omitted) ...................      197,730     122,333

  Per share amount of fees waived
   ($ omitted) ......................         --          --
--------------------------------------------------------------

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE VOLATILITY CONSTRAINED BOND FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

VOLATILITY CONSTRAINED BOND FUND
-----------------------------------------------------------------------------------------------------------------
                                 1995  1994       1993       1992       1991       1990       1989       1988
                                 --------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR ...........   $    $  19.78   $  19.51   $  20.33   $  19.51   $  19.37   $  19.14   $  19.21
                                  --   --------   --------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .......            1.15        .82       1.34       1.45       1.52       1.66       1.55
  Net realized and unrealized
   gain (loss) on investments .           (1.16)       .45       (.88)       .80        .13        .30       (.10)
                                  --   --------   --------   --------   --------   --------   --------   --------
  Total From Investment
   Operations .................            (.01)      1.27        .46       2.25       1.65       1.96       1.45
                                  --   --------   --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  Net investment income .......           (1.13)      (.71)     (1.28)     (1.43)     (1.51)     (1.73)     (1.52)
  Net realized gain on
   investments ................            --         --         --         --         --         --         --
  Tax Return of capital .......            --         (.29)      --         --         --         --         --
                                  --   --------   --------   --------   --------   --------   --------   --------
  Total Distributions .........           (1.13)     (1.00)     (1.28)     (1.43)     (1.51)     (1.73)     (1.52)
                                  --   --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF YEAR .................   $    $  18.64   $  19.78   $  19.51   $  20.33   $  19.51   $  19.37   $  19.14
                                  ==   ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%) ..............            (.02)      6.67       2.29      12.00       8.92      10.64       7.77
                                  --
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets .................             .67        .66        .68        .62        .62        .61        .59
                                  --
  Net investment income to
   average net assets .........            5.97       5.79       6.74       7.34       7.88       8.41       7.97
                                  --
  Portfolio turnover ..........          182.65     220.77     312.05     159.20     181.66     331.12     238.69
                                  --
  Net assets, end of year
   ($000 omitted) .............         195,007    225,672    292,909    293,603    240,887    214,745    234,095
                                  --
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------
                                    1987       1986
                                    -------------------
NET ASSET VALUE,
  BEGINNING OF YEAR ...........     $  20.06   $  19.93
                                    --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income .......         1.48       1.53
  Net realized and unrealized
   gain (loss) on investments .         (.67)       .13
                                    --------   --------
  Total From Investment
   Operations .................          .81       1.66
                                    --------   --------
LESS DISTRIBUTIONS:
  Net investment income .......        (1.59)     (1.53)
  Net realized gain on
   investments ................         (.07)      --
  Tax Return of capital .......         --         --
                                    --------   --------
  Total Distributions .........        (1.66)     (1.53)
                                    --------   --------
NET ASSET VALUE,
  END OF YEAR .................     $  19.21   $  20.06
                                    ========   ========
TOTAL RETURN (%) ..............         4.27       8.68

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average
   net assets .................          .58        .58

  Net investment income to
   average net assets .........         7.75       7.88

  Portfolio turnover ..........       190.36     227.17

  Net assets, end of year
   ($000 omitted) .............      251,702    214,860
-------------------------------------------------------

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS OF THE MULTISTRATEGY BOND FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


MULTISTRATEGY BOND FUND
-----------------------------------------------------------------------------------
                                                         1995    1994       1993++
                                                         --------------------------
NET ASSET VALUE, BEGINNING OF YEAR....................   $       $  10.31   $ 10.00
                                                         ---     --------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................                .58       .46
  Net realized and unrealized gain (loss) on
  investments.........................................              (1.03)      .40
                                                         ---     --------   -------
  Total From Investment Operations....................               (.45)      .86
                                                         ---     --------   -------
LESS DISTRIBUTIONS:
  Net investment income...............................               (.57)     (.46)
  Net realized gain on investments....................                 --      (.08)
  In excess of net realized gain on investments.......                 --      (.01)
                                                         ---     --------   -------
  Total Distributions.................................               (.57)     (.55)
                                                         ---     --------   -------
NET ASSET VALUE, END OF YEAR..........................   $       $   9.29   $ 10.31
                                                         ===     ========   =======
TOTAL RETURN (%)(a)...................................              (4.35)     8.74
                                                         ---
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)..    --          .85       .85
  Operating expenses, gross, to average net
  assets (b)..........................................    --          .90      1.20
  Net investment income to average net assets (b).....    --         6.26      5.60
  Portfolio turnover (b)..............................    --       136.39    188.95
  Net assets, end of year ($000 omitted)..............    --      173,035    98,374
  Per share amount of fees waived ($ omitted).........    --           --     .0002
  Per share amount of fees reimbursed ($ omitted).....    --        .0043     .0286
-----------------------------------------------------------------------------------


++ For the period January 29, 1993 (commencement of operations) to December 31, 1993.
(a)  Periods less than one year are not annualized.


(b)  The ratios for the period ended December 31, 1993 are annualized.

* See the notes to financial statements which appear in the Investment Company's Annual Report to Shareholders and which are incorporated by reference into the Statement of Additional Information.

THE PURPOSE OF THE FUNDS


The Funds have been organized to provide a means for Eligible Investors to access and use Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

FRANK RUSSELL COMPANY  --  CONSULTANT TO THE FUNDS


Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,100 associates.


Three functions are at the core of Frank Russell Company's consulting service:

Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in the manner most likely to achieve the client's objectives.

Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


Frank Russell Company believes capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style--or a particular Fund investing in one asset class or using a particular style--may not achieve above-average performance at any given point in the market.

Similarly, Frank Russell Company believes financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, Frank Russell Company believes that it is able to provide its multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is both efficient and cost effective for the investor and Frank Russell Company.


ELIGIBLE INVESTORS


Shares of the Funds are currently offered only to Eligible Investors. These investors are principally institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with the Management Company, and institutions or individuals who have acquired shares through such institutions. There is no specified minimum amount which must be invested. Institutions which may have a particular interest in the Funds include:

-.   Bank trust departments managing discretionary
     institutional or personal trust accounts
-.   Registered investment advisors
-.   Endowment funds and charitable foundations
-.   Broker-Dealers
-.   Employee welfare plans
-.   Pension or profit sharing plans

-.   Insurance companies


The Agreement provides, in general, for the officers and staff of the Management Company, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

Shares of the Funds generally are not offered or "retailed" to individual investors, although the Management Company may enter into Agreements with individual investors. Bank trust departments, registered investment advisers, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with the Management Company may acquire shares of the Funds for the benefit of individual customers for which they exercise discretionary investment authority. The Management Company provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from the Management Company or the Funds; they may charge their customers a fee for providing these and possibly other trust or investment-related services. A shareholder may pay a fixed dollar fee to the Management Company for other services or reports provided by the Management Company to the shareholder.

Either the client or the Management Company may terminate the Agreement upon written notice as provided for in the Agreement. The Management Company does not expect to exercise its right to terminate the Agreement unless a client does not invest sufficient assets in the Funds to compensate the Management Company for providing services to the client. Upon termination of an Agreement by the client or the Management Company, the Management Company will no longer provide asset-allocation, objective-setting or other services.


GENERAL MANAGEMENT OF THE FUNDS


The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with the Management Company, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of the Management Company or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

The Management Company: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select or hire money managers to select individual portfolio securities held in the Funds' Liquidity Portfolios (see, "Investment Policies -- Liquidity Portfolios"); and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. The Management Company bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

The responsibility of overseeing the money managers rests upon the officers and employees of the Management Company. These officers and employees, including their business experience for the past five years, are identified below:

-. Randall P. Lert, who has been Director - Investments, Frank Russell Investment Management Company since 1989.

-. Loran M. Kaufman, who has been Director - Fund Development, Frank Russell Investment Management Company since 1990. From 1986 to 1990, Ms. Kaufman was employed as a Senior Research Analyst with the Frank Russell Company.

-. Jean E. Carter, who has been a Senior Investment Officer of Frank Russell Investment Management Company since 1994. From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company.

-. James M. Imhof, Investment Officer, Frank Russell Investment Management Company, who has managed the day to day management of the Frank Russell Investment Management Company Funds and ongoing analysis and monitoring of Fund money managers since 1989.

-. Peter F. Apanovitch, who has been the Manager of Short-Term Investment Funds for Frank Russell Investment Management Company and Frank Russell Trust Company since 1991.

-. James A. Jornlin, who has been a Senior Investment Officer of Frank Russell Investment Management Company since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company.

-. Randal C. Burge, who has been a Senior Investment Officer of Frank Russell Investment Management Company, since June 1995. Mr. Burge, was a Senior Investment Officer of the Frank Russell Trust Company from 1990 to 1995. Mr.Burge was a Client Executive for Frank Russell Company Australia.

-. Madelyn Smith, who has been a Senior Investment Strategist for the Frank Russell Investment Management Company since January 1996. From 1993 to 1995, Ms. Smith was a member of a research investment strategist for Frank Russell Company. From 1987 to 1993, Ms. Smith was director of Investment Equity Manager Research of Frank Russell Company.

-. Dennis J. Trittin, who has been a Senior Portfolio Manager of Frank Russell Investment Management Company since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company.

-. C. Nola Williams, who has been a Senior Investment Strategist of Frank Russell Investment Management Company since January 1996. From 1994 to 1995, Ms. Williams became a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company.

Frank Russell Company provides to the Funds and the Management Company the asset management consulting services--including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or the Management Company for its consulting services. Frank Russell Company and the Management Company as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to the Management Company.

George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. The Management Company is a wholly owned subsidiary of Frank Russell Company.

The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of the shareholders on January 22, 1996.

For its services, the Management Company receives a management fee from each Fund. From this fee, the Management Company, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by the Management Company as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to the Management Company monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Equity Income Fund, 0.80%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Diversified Bond Fund, 0.45%; Volatility Constrained Bond Fund, 0.50%; and Multistrategy Bond Fund, 0.65%. The fees of the Funds, other than the Diversified Bond and Volatility Constrained Bond Funds, may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.

The Management Company has voluntarily agreed to waive all or a portion of its management fee with respect to certain funds. In addition to these "voluntary limits," the Management Company has agreed to reimburse each Fund the amount, if any, by which a Fund's expenses exceed state law expense limitations. Currently, California has an expense limitation of 2.5% of a Fund's first $30 million in average net assets, 2.0% of the next $70 million in average net assets, and 1.5% of the remaining average net assets for any fiscal year as determined under the state's regulations. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time.

Frank Russell Company provides its Portfolio Verification System ("PVS") to all the Funds pursuant to a written Service Agreement. The PVS computerized data base system records detailed transaction data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. For these services, the Funds pay the following annual fees:


------------------------------------------------------------------------------------------
                                                                            ANALYSIS OF
                                            TRANSACTION                    INTERNATIONAL
                                 BASE FEE     CHARGE     HOLDING CHARGE  MANAGEMENT REPORT
                                 --------   -----------  --------------  -----------------
Equity Manager Portfolios        $1,500     $     0.10   $        1.80         --
Fixed Income Manager Portfolios   2,500           2.00           12.00         --
Master Holding Portfolios           500    0.10 - 3.00    1.80 - 24.00         --
Multi-Currency Portfolios        14,000           3.00           24.00     $2,500
------------------------------------------------------------------------------------------

Annual minimum charges are: Diversified Equity - $25,000; Special Growth - $15,000; Equity Income - $12,000; Quantitative Equity - $23,000; Diversified Bond - $31,000; Volatility Constrained Bond - $22,000; Multistrategy Bond - $25,000; and $290,000 for all international portfolios. Any additional domestic equity or fixed-income funds will be billed using the same fee schedule, with an annual minimum fee of $20,000 and $25,000, respectively.
[IN ORDER TO REDUCE THE IMPACT OF FEES ON THE INTERNATIONAL SECURITIES FUND, THE MANAGEMENT COMPANY HAS VOLUNTEERED TO ABSORB A PORTION OF THESE FEES IN CONSIDERATION OF CERTAIN INTERCOMPANY TRANSFERS BETWEEN THE MANAGEMENT COMPANY AND FRC (ITS PARENT). THE MANAGEMENT COMPANY RESERVES THE RIGHT TO REDUCE OR ELIMINATE THIS VOLUNTARY ABSORPTION OF FEES UPON NOTIFICATION TO THE INTERNATIONAL SECURITIES FUND'S SHAREHOLDERS.]

EXPENSES OF THE FUNDS

The Funds will pay their own expenses other than those expressly assumed by the Management Company. The Funds' expenses for the year ended December 31, 1995, as a percentage of average net assets, are shown in the Financial Highlights tables. The Funds' principal expenses are: the management, transfer agency and recordkeeping fees payable to the Management Company; fees for custodial and portfolio accounting payable to State Street Bank and Trust Company; bookkeeping service fees for preparing tax records payable to Frank Russell Company; fees for independent auditing and legal services; and fees for filing reports and registering shares with regulatory bodies.


THE MONEY MANAGERS


The assets of each Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY THE MANAGEMENT COMPANY. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY THE MANAGEMENT COMPANY, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days when a money manager begins or stops providing services.

From its management fees, the Management Company, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Fund: Diversified Equity Fund, .24%; Special Growth Fund, .41%; Equity Income Fund, .20%; Quantitative Equity Fund, .21%; International Securities Fund, .44%; Diversified Bond Fund, .09%; Volatility Constrained Bond Fund, .19%; and Multistrategy Bond Fund, .22%; Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

Each money manager has agreed that once the Investment Company has advanced fees to the Management Company as agent to make payment of the money manager's fee, the money manager will look only to the Management Company for the payment of its fee.

The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and the Management Company. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, THE MANAGEMENT COMPANY, NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES


Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions and policies. A more detailed discussion appears in the Statement of Additional Information.


INVESTMENT OBJECTIVES.


Each Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its net assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies - Cash Reserves.")


DIVERSIFIED EQUITY FUND

The Diversified Equity Fund's objective is to provide income and capital growth by investing principally in equity securities.

The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

SPECIAL GROWTH FUND

The Special Growth Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities.

Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000(R) Index. A substantial portion of the Fund's portfolio will generally consist of equity securities of "emerging growth-type" companies which tend to reinvest most of their earnings, rather than pay significant cash dividends; or companies characterized as "special situations" where the money manager believes that cyclical developments in the securities markets, the industry, or the issuer itself present opportunities for capital growth.

EQUITY INCOME FUND

The Equity Income Fund's objective is to achieve a high level of current income, while maintaining the potential for capital appreciation, by investing primarily in income-producing equity securities.

The income objective of the Fund is to exceed the yield on the S&P 500 Index. The Index yield will change from year to year due to changes in prices and dividends of stocks in the Index. Income streams will be considered in light of their current level and the opportunity for future growth. Capital appreciation may not be comparable to that achieved by Funds such as the Special Growth Fund whose major objective is appreciation, although the Management Company believes that a high and growing stream of income is conducive to higher capital values. The Fund may also invest in preferred stock, convertible securities, rights and warrants.

QUANTITATIVE EQUITY FUND


The Quantitative Equity Fund's objectives are to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.

The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield and other fundamental characteristics are expected to be near the averages for the Index. However, the Fund's money managers may temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index.

The Fund's portfolio characteristics and holdings are expected to be similar to the Russell 1000(R) Index. However, a money manager may purchase securities that are not included in the Index or sell securities still included in the Index in order for the Fund to meet its investment objectives.

The Fund will seek to achieve its investment objectives by using various quantitative management techniques. The Management Company believes quantitative management over a market cycle should provide a portfolio with consistent performance, diversification, market-like volatility and limited market underperformance. However, there is no guarantee the Fund will have such characteristics at any one time.


A quantitative manager bases its investment decisions primarily on quantitative investment models. These models are used by the money manager to determine the investment potential of a stock within a particular portfolio and to rank securities most favorable to having a total return surpassing the total return of the Russell 1000(R) Index. Once the money manager has ranked the securities, it then selects the securities most likely to have the characteristics needed to construct a portfolio that has superior return prospects with risks similar to the Russell 1000(R) Index.

The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

INTERNATIONAL SECURITIES FUND

The International Securities Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.


The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.


DIVERSIFIED BOND FUND

The Diversified Bond Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.


The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks, and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market, and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by Standard & Poor's Ratings Group ("S&P") or A or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or judged by the money manager to be of at least equal credit quality to those designations.


VOLATILITY CONSTRAINED BOND FUND

The Volatility Constrained Bond Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies. Under normal circumstances, the Fund will invest in securities of issuers domiciled in at least three different countries.


Although the Fund will invest primarily in debt securities denominated in the US dollar, the money managers will actively manage the Fund's portfolio in accordance with a multi-market investment strategy, allocating investments among securities denominated in the US dollar and the currencies of a number of foreign countries and, where consistent with its policy of investing only in high-quality securities, within each such country, among different types of debt securities. The money managers which invest in foreign denominated securities will maintain a substantially neutral currency exposure relative to the US dollar, and will establish and adjust cross currency hedges based on their perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with a money manager's assessment of the relative yield of such securities and the relationship of a country's currency to the US dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by the money managers in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund will not invest more than 10% of its total assets in debt securities denominated in a single currency other than the US dollar. At this time, the Management Company intends to limit total non-US dollar investments to no more than 25% of total Funds assets.

The Fund will invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes it is able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated). In addition to the US dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, Belgian Franc, British Pound Sterling, Canadian Dollar, Danish Krone, Dutch Guilder, European Currency Unit ("ECU"), French Franc, Irish Punt, Italian Lira, Japanese Yen, New Zealand Dollar, Norwegian Krone, Spanish Peseta, Swedish Krona, Swiss Franc and German Mark. An issuer of debt securities purchased by the Fund may be domiciled in a country other than a country in whose currency the instrument is denominated.

In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality. Accordingly, the Fund's portfolio will consist only of: (a) debt securities issued or guaranteed by the US government, its agencies or instrumentalities ("US Government Securities"); (b) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, all of which are rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, determined by the money managers to be of equivalent quality; (c) investment grade corporate debt securities or, if unrated, determined by the money managers to be of equivalent quality; (d) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of US banks or US or foreign branches of foreign banks) having total assets of more than $500 million and determined by the money managers to be of high-quality; and (e) commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., Duff 1 or Duff 2 by Duff & Phelps, Inc., TBW-1 or TBW-2 by Thomson Bank Watch, Inc., or, if not rated, issued by US or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and determined by the money managers to be of high-quality.


As described above, the Fund may invest in debt securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is an organization consisting of certain European states engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

The Fund may invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Community. The specific amounts of currency comprising the ECU may be adjusted by the Counsel of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. The money managers investing in such securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.

The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

MULTISTRATEGY BOND FUND

The Multistrategy Bond Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.


The Fund will invest primarily in fixed-income securities. The Fund's investments will include: US Government Securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable, floating and zero coupon rate securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.


The Fund may also invest in convertible securities and derivatives including warrants and interest rate swaps. Interest rate swaps are described under "Volatility Constrained Bond Fund." The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

As described above, the Fund may invest in debt securities issued by supranational organizations. Supranational organizations are described under "Volatility Constrained Bond Fund."


Investments in bank certificates of deposit, time deposits and bankers' acceptances include Eurodollar Certificates of Deposit, which are issued by foreign branches of US or foreign banks; Eurodollar Time Deposits, which are issued by foreign branches of US or foreign banks; and Yankee Certificates of Deposit, which are issued by US branches of foreign banks. These instruments may be US dollar or foreign currency denominated and are subject to the risks of non-US issuers described under "Investment Policies - Investment in Foreign Securities."


The variable and floating rate securities the Fund may invest in provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. The Fund may also invest in zero coupon US Treasury, foreign government and US and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.


The Fund's portfolio may include debt securities issued by domestic or foreign entities, and denominated in US dollars or foreign currencies. It is anticipated that no more than 25% of the Fund's assets will be denominated in foreign currencies. Foreign currency exchange transactions (options on foreign currencies, foreign currency futures contracts and forward foreign currency contracts) will only be used by the Fund for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment, or anticipated investment, in securities denominated in foreign currencies. Foreign investment may include emerging market debt. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment Policies - Investment in Foreign Securities." Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Emerging market debt that the Fund may invest in includes bonds, notes and debentures of emerging market governments and debt and other fixed income securities issued or guaranteed by such governments' agencies, instrumentalities or central banks, or by banks or other companies in emerging markets determined by the money managers to be suitable investments for the Fund. Under current market conditions, it is expected that emerging market debt will consist predominantly of Brady Bonds and other sovereign debt. Brady Bonds are products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

The Fund may invest up to 25% of its assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by S&P or Baa by Moody's) or in unrated securities judged by the money managers of the Fund to be of comparable quality. Debt rated BB, B, CCC, CC and C, and debt rated Ba, B, Caa, Ca and C is regarded by S&P and Moody's, respectively, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, please refer to the Funds' Statement of Additional Information.

INVESTMENT RESTRICTIONS.

The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:


1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund are not subject to this restriction or to restrictions 2 or 3.


2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities).


3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.


4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants.


INVESTMENT POLICIES.

The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:


Cash Reserves. Each Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a
Fund) in money market instruments and in debt securities which are at least comparable in quality to the Fund's permitted investments. In lieu of having each of these Funds make separate, direct investments in money market instruments, each Fund and its money managers may elect to invest the Fund's cash reserves in the Investment Company's Money Market Fund.

The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Management Company currently does not collect a management or advisory fee from the Money Market Fund, thereby eliminating any duplication of fees. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the Money Market Fund and the Investment Company's other Funds.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $457 million. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts.


The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquiree's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.


The Russell 1000(R) Index is used as the basis for the Quantitative Equity Fund's performance because it, in the Management Company's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or the Management Company believes that the particular security is an attractive investment.

Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at time of the agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Policies - Illiquid Securities," no Fund will invest more than 15% of its total assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value.

The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Cash or liquid high-grade debt obligations of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies - Illiquid Securities."

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value of up to 50% of its total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the current loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee) and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.


Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.


Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

Liquidity Portfolios. The Management Company will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5%-15% of the Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds' assets assigned to a "Liquidity Portfolio." The Liquidity Portfolio will be used to create temporarily an equity exposure for cash balances until those balances are invested in equities or used for Fund transactions.


Investment in Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.


The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries

Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International Securities,

Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into forward currency contracts, which are agreements to exchange one currency for another--for example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into a contract. The Funds may engage in forward contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate cash or readily marketable high-quality securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of a Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Funds are engaged in that strategy.


A Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above.


Options. The Funds may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell put and call options on foreign currencies.


A Fund may invest up to 5% of its assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.


 Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Funds, other than the Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds, currently intends to purchase and write call and put options on securities indexes.

 Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Funds, other than the Multistrategy Bond Fund, currently intends to write or purchase such options.


 Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

 Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

 There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.


Futures Contracts and Options on Futures Contracts. The Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.


An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its Custodian cash or cash equivalents equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.


A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.


High Risk Bonds. The Funds, other than Multistrategy Bond Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than

Multistrategy Bond Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Multistrategy Bond Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.

PORTFOLIO TRANSACTION POLICIES

Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by the Management Company or the money manager for the Liquidity Portfolios. The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc., an affiliate of the Management Company, when the money manager determines that the Funds will receive competitive execution, price and commissions. Frank Russell Securities, Inc. refunds to the Fund up to 70% of the commissions paid by that Fund when it effects such transactions, after reimbursement for research services provided to the Management Company. This arrangement is used by the Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. All Funds may also effect portfolio transactions through and pay brokerage commissions to the money managers (or their affiliates).


DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS.


The Board of Trustees presently intends to declare dividends from net investment income and net short-term capital gains, if any, for payment on the following schedule:

--------------------------------------------------------------------------------
Declared   Payable
--------   -------
Monthly    Early in the following month  Diversified Bond, Volatility
                                         Constrained Bond and
                                         Multistrategy Bond Funds

Quarterly  Mid: April, July, October     Diversified Equity, Special
           and December                  Growth, Equity Income and
                                         Quantitative Equity Funds

Annually   Mid-December                  International Securities Fund
--------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS.


The Board intends to declare distributions from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.


Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT.


All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.


TAXES

Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes. The Funds may be subject to nominal, if any, state and local taxes.


For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

For corporate investors, dividends from net investment income paid by the Diversified Equity, Special Growth, Equity Income and Quantitative Equity Funds will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to the corporate investor seeking to claim the deduction.

The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. The Management Company expects the International Securities Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld on their gross income for federal income tax purposes.

Shareholders of same Funds holding non-US holdings should also be aware that for federal income tax purposes, foreign exchange losses realized by a Fund are treated as ordinary losses. This treatment may have the effect of reducing a Fund's income available for distribution to shareholders.

The Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may acquire zero coupon securities issued with original issue discount. As the holder of such a security, the Funds will have to include in taxable income a portion of the original issue discount that accrues on the security for the taxable year, even if the Funds receive no payment on the security during the year. Because the Funds annually must distribute substantially all of their net investment income, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash the Funds actually receive. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Funds may realize capital gains or losses from those sales, which could further increase or decrease the Funds' dividends and distributions paid to shareholders.

Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of income which is a tax preference item (if any) for alternative minimum tax purposes; of the International Securities Fund's foreign taxes withheld; and of the percentages of the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds' income attributable to US government, Treasury and agency securities.



A Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and distributions received by them from a Fund and the application of foreign tax laws.

Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.


Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

CALCULATION OF FUND PERFORMANCE


From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for each of the Funds are as follows:


-----------------------------------------------------------------------------------------------------------------------------------
                                                   5 YEARS ENDED         10 YEARS ENDED        INCEPTION TO
                             1 YEAR ENDED          DECEMBER 31, 1995     DECEMBER 31, 1995     DECEMBER 31, 1995
                             DECEMBER 31, 1995     (ANNUALIZED)          (ANNUALIZED)          (ANNUALIZED)          INCEPTION DATE
                             --------------------  --------------------  --------------------  --------------------  --------------
Diversified Equity                              %                     %                                           %     09/05/85

Special Growth                                                                                                          09/05/85

Equity Income                                                                                                           09/05/85

Quantitative Equity                                                                                                     05/15/87

International Securities                                                                                                09/05/85

Diversified Bond                                                                                                        09/05/85

Volatility Constrained Bond                                                                                             09/05/85

Multistrategy Bond                                                                                                      01/29/93
-----------------------------------------------------------------------------------------------------------------------------------

The Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds also may from time to time advertise their yields. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yields for the year ended December 31, 1995 for the Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds were, respectively, ____%, ____% and ____%.


Each Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

VALUATION OF FUND SHARES

NET ASSET VALUE PER SHARE.


The net asset value per share is calculated for each Fund on each business day on which shares are offered or orders to redeem are tendered. For all Funds, a business day is one on which the New York Stock Exchange is open for trading. Net asset value per share is computed for a Fund by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

VALUATION OF PORTFOLIO SECURITIES.


With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.


Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

Money market instruments maturing within 60 days of the valuation date held by Funds are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Such money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if they sold the instrument.


The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

PURCHASE OF FUND SHARES


Shares of the Funds are sold on each business day directly to Eligible Investors at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.



ORDER PROCEDURES.


Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders received for the Funds:

Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.


Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.


Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Funds will be effected upon receipt of the check or draft by the Transfer Agent when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.


IN-KIND EXCHANGE OF SECURITIES.


The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.


THREE DAY SETTLEMENT PROGRAM.


The Investment Company will accept orders from financial institutions to purchase shares of the Funds for settlement on the third business day following the receipt of an order to be paid by federal wire if the investor has agreed in writing to indemnify the Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.


THIRD PARTY TRANSACTIONS.


Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment adviser or others, may be required to pay additional fees by such Intermediary. Investors should contact such Financial Intermediary for information concerning what additional fees, if any, may be charged.


EXCHANGE PRIVILEGE.


Shareholders may exchange shares of any Fund offered by this Prospectus for shares of another Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax adviser.


REDEMPTION OF FUND SHARES

SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FUNDS AT (800) 972-0700; IN WASHINGTON (206) 627-7001.

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.


Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

Request Procedures.  Requests by all investors to redeem Investment Company
Fund shares must be received by
the Funds' Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

Mail. Redemption requests may be made in writing directly to Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by the Management Company of all required documents in good order. "Good order" means that the request must include the following:


 A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account; together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

 B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.


SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date.


Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.


SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, from Boston, Massachusetts to the requested address on the payment date.

A Systematic Withdrawal Payment form must be completed and mailed to Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.

Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.



ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, ACCOUNTANTS, AND REPORTS.


Russell Fund Distributors, Inc., a wholly owned subsidiary of the Management Company, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.

Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from the Management Company.


ORGANIZATION, CAPITALIZATION, AND VOTING.


The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

The Investment Company issues a single class of shares divisible into an unlimited number of funds, each of which is a separate trust under Massachusetts law. Each fund share represents an equal proportionate interest in that fund, has a par value of $.01 per share, and is entitled to such dividends and distributions earned on the assets belonging to such fund as may be declared by the Board of Trustees. Shares of a fund are fully paid and nonassessable and have no preemptive or conversion rights.

Each Fund share has one vote; there are no cumulative voting rights. There is no Annual Meeting of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund, only shareholders of that Fund vote unless otherwise required by the 1940 Act or the amended Master Trust Agreement. The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

At ______________, 1996, the following shareholders may be deemed by the 1940 Act to "control" the Funds listed after their name because they own more than 25% of the voting shares of the indicated Funds:
(To be Filed by Amendment)


MONEY MANAGER PROFILES


The money managers have no other affiliations with the Funds or with Frank Russell Company. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.


DIVERSIFIED EQUITY FUND


Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and
(ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.


Systematic Financial Management, L.P. (through its Cash Flow Investors Division), 2 Executive Drive, Fort Lee, NJ 07024, is a limited partnership whose general partner is Affiliated Managers Group, Inc., a Boston based investment management holding company.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, a separate subpartnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.


Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.


INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, a corporation whose indirect parent is INVESCO, PLC, a London-based financial services holding company.


Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.


Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.


Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland and John B. Neff.

SPECIAL GROWTH FUND

Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.


GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

Wellington Management Company, See: Diversified Equity Fund.

EQUITY INCOME FUND


Brandywine Asset Management, Inc., Three Christina Centre, Suite 1200, 201 N. Walnut Street, Wilmington, DE 19801, is a corporation controlled by its president, W. Anthony Hitschler and six other principals.


Equinox Capital Management, Inc., See: Diversified Equity Fund.

Trinity Investment Management Corporation, See: Diversified Equity Fund

QUANTITATIVE EQUITY FUND

BZW Barclays Global Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

Franklin Portfolio Associates Trust, One Post Office Square, Suite 3660, Boston, MA 02109, a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.


J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.


INTERNATIONAL SECURITIES FUND


Grantham, Mayo, Van Otterloo & Co., 40 Rowes Wharf, Boston, MA 02110, whose majority ownership is held by the four senior partners: Jeremy Grantham, Richard Mayo, Eyk De Mol Van Otterloo, and Kingsley Durant.

J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.


Marathon Asset Management Limited, 115 Shaftesbury Ave., London, England WC2H 8AD, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.


Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.


Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed:
51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

DIVERSIFIED BOND FUND

Lincoln Capital Management Company, See: Diversified Equity Fund.


Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.


Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

VOLATILITY CONSTRAINED BOND FUND

BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, a wholly-owned indirect subsidiary of PNC Bank.

Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM LX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

MULTISTRATEGY BOND FUND

BEA Associates, 153 East 53rd Street, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

Pacific Investment Management Company, See: Diversified Bond Fund.

Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (206) 627-7001


MONEY MANAGERS


DIVERSIFIED EQUITY
     Alliance Capital Management L.P.
     Systematic Financial Management, L.P.
     Columbus Circle Investors
     Equinox Capital Management, Inc.
     INVESCO Capital Management, Inc.
     Lincoln Capital Management Company
     Suffolk Capital Management, Inc.
     Trinity Investment Management Corporation
     Wellington Management Company


SPECIAL GROWTH
     Delphi Management, Inc.
     Fiduciary International, Inc.
     GlobeFlex Capital, L.P.
     Jacobs Levy Equity Management, Inc.
     Sirach Capital Management, Inc.
     Wellington Management Company


EQUITY INCOME
     Brandywine Asset Management, Inc.
     Equinox Capital Management, Inc.
     Trinity Investment Management Corporation

QUANTITATIVE EQUITY
     BZW Barclays Global Advisors
     Franklin Portfolio Associates Trust
     J.P. Morgan Investment Management, Inc.

INTERNATIONAL SECURITIES
     Grantham, Mayo, Van Otterloo & Co.
     J.P. Morgan Investment Management, Inc.
     Marathon Asset Management Limited
     Oechsle International Advisers
     Rowe Price-Fleming International, Inc.


DIVERSIFIED BOND
     Lincoln Capital Management Company
     Pacific Investment Management Company
     Standish, Ayer & Wood, Inc.


VOLATILITY CONSTRAINED BOND
     BlackRock Financial Management
     Standish, Ayer & Wood, Inc.
     STW Fixed Income Management Ltd.


MULTISTRATEGY BOND
     BEA Associates
     Pacific Investment Management Company
     Standish, Ayer & Wood, Inc.




MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
     Frank Russell Investment Management Co.
     909 A Street
     Tacoma, Washington 98402

CONSULTANT
     Frank Russell Company
     909 A Street
     Tacoma, Washington 98402

DISTRIBUTOR
     Russell Fund Distributor, Inc.
     909 A Street
     Tacoma, Washington 998402

INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     One Post Office Square
     Boston, Massachusetts 02109

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     2600 - One Commerce Square
     Philadelphia, Pennsylvania 19103-7098

OFFICE OF SHAREHOLDER INQUIRIES
     909 A Street
     Tacoma, Washington 98402
     (800) 972-0700
     In Washington (206) 627-7001

                     SUBJECT TO COMPLETION _______________
INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THIS PROSPECTUS SHALL BE USED ONLY WITH RESPECT TO THE EQUITY T FUND, SECURITIES OF WHICH MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


PROSPECTUS


[SPECIALTY FUNDS]


FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, WA  98402
Telephone (800) 972-0700
In Washington, (206) 627-7001


Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 23 different investment portfolios. This Prospectus describes and offers shares of beneficial interest in the six investment portfolios listed below (each, a "Fund," and collectively, the "Funds").

Frank Russell Investment Management Company (the "Management Company") operates and administers all of the Funds which comprise the Investment Company, and manages the portfolio of the U.S. Government Money Market Fund. The Management Company is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to the Management Company, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the individual Funds. There is no sales charge for investing in the Funds.

    Real Estate Securities Fund             Limited Volatility Tax Free Fund

       Emerging Markets Fund                U.S. Government Money Market Fund

      Equity T Fund                   Tax Free Money Market Fund

SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUNDS ("MONEY MARKET FUNDS") WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds. The Investment Company is a diversified open-end management investment company, commonly known as a "mutual fund."

This Prospectus sets forth concisely information about the Investment Company and six of its Funds that a prospective investor ought to know before investing. The Investment Company has filed a Statement of Additional Information dated May 1, 1996 with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference and may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference.

PROSPECTUS DATED MAY 1, 1996

Each Fund seeks to achieve a specific investment objective by using distinct investment strategies:

REAL ESTATE SECURITIES FUND -- A high level of total return generated through above-average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.


EMERGING MARKETS FUND -- Maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities.

EQUITY T FUND -- Capital growth on an after-tax basis by investing primarily in equity securities.


LIMITED VOLATILITY TAX FREE FUND -- A high level of federal tax-exempt income consistent with the preservation of capital by investing primarily in municipal obligations maturing in seven years or less from the date of acquisition.


U.S. GOVERNMENT MONEY MARKET FUND -- Maximum current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.


TAX FREE MONEY MARKET FUND -- Maximum current income exempt from federal income tax consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing in short-term municipal obligations.


This Prospectus describes and offers shares of the Funds. The Real Estate Securities, Limited Volatility Tax Free, U.S. Government Money Market and Tax Free Money Market Funds are each an "Internal Fee Fund." The Emerging Markets and Equity T Funds are each an "External Fee Fund." The principal distinction between the External and the Internal Fee Funds is that a shareholder of an External Fee Fund may pay a quarterly shareholder investment services fee directly to the Management Company for shareholder services. The shareholder fee is computed on the amount the shareholder has invested in an External Fee Fund. No shareholder of the Internal Fee Funds pays such fees and, currently, no shareholder of the Emerging Markets and Equity T
Funds pays any such fees, although such fees may be required in the future. The Investment Company's Funds had aggregate net assets of $___ billion on _____________, 1996. The net assets of these Funds on ____________, 1996 were as follows:

Real Estate Securities               $                U.S. Government Money Market        $

Emerging Markets                     $                Tax Free Money Market               $

Limited Volatility Tax Free          $

The Equity T Fund was not offered for public investment prior to the date of this Prospectus.

HIGHLIGHTS AND TABLE OF CONTENTS

ANNUAL FUND OPERATING EXPENSES summarizes the fees paid by shareholders and the effect of these fees on a $1,000 investment over time. PAGE 5.


FINANCIAL HIGHLIGHTS summarizes significant financial information concerning the Funds for the period stated herein. The Equity T Fund was not offered for public investment prior to the date of this Prospectus. PAGE __.

THE PURPOSE OF THE FUNDS is to provide a means for Eligible Investors to use Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services on an economical and efficient basis. PAGE __.

FRANK RUSSELL COMPANY--CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and (ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE __.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. PAGE __.

ELIGIBLE INVESTORS are principally those institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority, and which have entered into an Asset Management Services Agreement with the Management Company; and institutions or individuals who have acquired shares through such institutions. PAGE __.

GENERAL MANAGEMENT OF THE FUNDS is provided by the Management Company, which employs the officers and staff required to manage and administer the Funds on a day-to-day basis. Frank Russell Company provides to the Funds and the Management Company comprehensive consulting and money manager evaluation services. PAGE __.

EXPENSES OF THE FUNDS are borne by the Funds. Each Fund pays a management fee to the Management Company, its expenses and its portion of the general expenses of the Investment Company. The Management Company, as agent to the Fund, pays from its fees, the investment advisory fees of the Money Managers of the Fund. The remainder of the fee is retained by the Management Company, for conducting the Fund's general operations and for providing investment supervision for the Fund. Each Eligible Investor may pay to the Management Company directly a fee for other services provided to that Eligible Investor. PAGE __.

THE MONEY MANAGERS are evaluated and recommended by Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of a Fund consistent with the Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and the Management Company. PAGE __.

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES apply to each Fund. Those designated "fundamental" may not be changed without the approval of a majority of the Fund's shareholders. PAGE __.

PORTFOLIO TRANSACTION POLICIES do not give significant weight to realizing long-term, rather than short-term, capital gains, except in the case of the Limited Volatility Tax Free Fund. In addition, the Equity T Fund, which seeks to minimize the impact of taxes on its shareholders, attempts to limit short-term capital gains and to defer the realization of long-term capital gains. PAGE __.

DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared Daily, by U.S. Government Money Market and Tax Free Money Market Funds; Monthly, by Limited Volatility Tax Free Fund; Quarterly, by Real Estate Securities Fund; and Annually, by Emerging Markets and Equity T Funds. All Funds declare at least annually any distributions from net realized capital gains. PAGE __.

INCOME TAXES PAID BY THE FUNDS should be nominal. Taxable shareholders of the Funds other than the Limited Volatility Tax Free and Tax Free Money Market Funds will be subject to federal taxes on dividends. Taxable shareholders of the Limited Volatility Tax Free and Tax Free Money Market Funds should ordinarily not be required to pay federal tax on dividends. Taxable shareholders of all Funds will be required to pay federal taxes on capital gains distributions and may also be subject to state or local taxes. PAGE __.

FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE __.

VALUATION OF FUND SHARES occurs each business day (twice a day for the U.S. Government Money Market and Tax Free Money Market Funds). The value of a share purchased or redeemed is based upon the next computed current market value of the assets, less liabilities, of each Fund. The U.S. Government Money Market and Tax Free Money Market Funds utilize amortized cost pricing procedures designed to maintain a stable $1.00 per share net asset value. PAGE __.

PURCHASE OF FUND SHARES includes no sales charge. Shares are offered and orders to purchase are accepted on each business day. PAGE __.

REDEMPTION OF FUND SHARES may be requested on any business day. With the exception of the Equity T Fund, there is no redemption charge assessed by the Funds, and the redemption price is determined by the net asset value next computed after receipt of the redemption request. The Equity T
Fund charges a redemption fee of 1%, which is retained by the Fund as a reduction of the amount payable upon redemption, and redemption proceeds with respect to that Fund will generally be paid no sooner than the fifth day following receipt of the redemption request. The Funds reserve the right to redeem in kind that portion of a redemption request which is in excess of $250,000. PAGE ___.

ADDITIONAL INFORMATION is also included in this Prospectus concerning:
Distributor, Custodian, Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE __.

ANNUAL FUND OPERATING EXPENSES OF THE REAL ESTATE SECURITIES FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases   . . . . . . . . . . . . . . . . . . .   None
  Sales Load Imposed on Reinvested Dividends  . . . . . . . . . . . . . .   None
  Deferred Sales Load . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Redemption Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Exchange Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  12b-1 Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Other Expenses:
    Custodian Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .
    Transfer Agent Fees . . . . . . . . . . . . . . . . . . . . . . . . .
    Other Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      Total Other Expenses  . . . . . . . . . . . . . . . . . . . . . . .

  Total Fund Operating Expenses +   . . . . . . . . . . . . . . . . . . .

EXAMPLE:

                                                                                1 Year     3 Years     5 Years    10 Years
                                                                                ------     -------     -------    --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . .   $          $           $          $
                                                                                ======     =======     =======    ========

---------------
+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE EMERGING MARKETS FUND*

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases  . . . . . . . . . . . . . . . . . . .    None
  Sales Load Imposed on Reinvested Dividends   . . . . . . . . . . . . .    None
  Deferred Sales Load  . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Exchange Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee(1)  . . . . . . . . . . . . . . . . . . . . . . . . . .
  12b-1 Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Other Expenses:
     Custodian Fees  . . . . . . . . . . . . . . . . . . . . . . . . . .
     Transfer Agent Fees  .  . . . . . . . . . . . . . . . . . . . . . .
     Other Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       Total Other Expenses  . . . . . . . . . . . . . . . . . . . . . .

  Total Fund Operating Expenses After Fee Waiver(1) +  . . . . . . . . .


EXAMPLE:

                                                                                 1 Year     3 Years    5 Years     10 Years
                                                                                 ------     -------    -------     --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . . .  $          $          $           $
                                                                                 ======     =======    =======     ========

---------------


(1) Effective May 1, 1996, the Manager has determined to discontinue its agreement to reimburse all expenses of the Fund that exceed the annual rate of 2.00% of average net assets. Also effective May 1, 1996, the Manager has voluntarily agreed to waive a portion of its 1.20% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 2.00% of the Fund's average net assets on an annual basis. The gross annual total
          operating expenses absent the waiver would be   % of average net
          assets. This waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time without notice to shareholders.


 * Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. Currently, the Manager does not intend to impose a shareholder investment services fee with respect to the Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE EQUITY T FUND*


The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases  . . . . . . . . . . . . . . . . .       None
  Sales Load Imposed on Reinvested Dividends   . . . . . . . . . . .       None
  Deferred Sales Load  . . . . . . . . . . . . . . . . . . . . . . .       None
  Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . .       1%
  Exchange Fees  . . . . . . . . . . . . . . . . . . . . . . . . . .       None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee(1)  . . . . . . . . . . . . . . . . . . . . . . . .        .66%


  12b-1 Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . .       None
  Other Expenses:
     Custodian Fees(1) . . . . . . . . . . . . . . . . .        .09%
     Transfer Agent Fees . . . . . . . . . . . . . . . .        .12
     Other Fees  . . . . . . . . . . . . . . . . . . . .        .13
                                                                ---
       Total Other Expenses**  . . . . . . . . . . . . . . . . . . .        .34
                                                                           ----

  Total Fund Operating Expenses After Fee Waivers(1) + . . . . . . .       1.00%



EXAMPLE:

                                                                                 1 Year     3 Years
                                                                                 ------     -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . . .  $   10     $    32
                                                                                 ======     =======



---------------

(1) The Manager has voluntarily agreed to waive a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average net assets on an annual basis. Additionally, the Custodian has voluntarily agreed to waive a portion of its fees for the first three months after the Fund becomes operational. The gross annual Management and Custody Fees before waivers would be 0.75% and 0.10% of average assets, respectively. The gross annual total operating expenses absent the waivers would be 1.10% of average net assets. The management waiver is intended to be in effect for the current fiscal year, but may be revised or eliminated at any time without notice to shareholders.


* Each shareholder or the financial intermediary through which the shareholder purchases shares of the Investment Company enters into a written Asset Management Services Agreement with the Management Company, and agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. Currently, the Manager does not intend to impose a shareholder investment services fee with respect to the Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts for the other services or reports provided by the Management Company to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Management Company.

** The ratio for "other expenses" is based on estimated amounts with expected annual average net assets of $100 million.

+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE LIMITED VOLATILITY TAX FREE FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases  . . . . . . . . . . . . . . . . . . .   None
  Sales Load Imposed on Reinvested Dividends   . . . . . . . . . . . . .   None
  Deferred Sales Load  . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Exchange Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee   . . . . . . . . . . . . . . . . . . . . . . . . . . .
  12b-1 Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Other Expenses:
     Custodian Fees  . . . . . . . . . . . . . . . . . . . .
     Transfer Agent Fees . . . . . . . . . . . . . . . . . .
     Other Fees  . . . . . . . . . . . . . . . . . . . . . .
       Total Other Expenses  . . . . . . . . . . . . . . . . . . . . . .
  Total Fund Operating Expenses + . . .  . . . . . . . . . . . . . . . .


EXAMPLE:

                                                                                  1 Year     3 Years    5 Years    10 Years
                                                                                  ------     -------    -------    --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . . .   $          $          $          $
                                                                                  ======     =======    =======    ========

---------------
+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE U.S. GOVERNMENT MONEY MARKET FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases  . . . . . . . . . . . . . . . . . . .   None
  Sales Load Imposed on Reinvested Dividends   . . . . . . . . . . . . .   None
  Deferred Sales Load  . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Exchange Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee(1)  . . . . . . . . . . . . . . . . . . . . . . . . . .
  12b-1 Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
  Other Expenses:
     Custodian Fees  . . . . . . . . . . . . . . . . . . . . . .
     Transfer Agent Fees . . . . . . . . . . . . . . . . . . . .
     Other Fees  . . . . . . . . . . . . . . . . . . . . . . . .
       Total Other Expenses  . . . . . . . . . . . . . . . . . . . . . .
  Total Fund Operating Expenses After Fee Waiver(1) +  . . . . . . . . .


EXAMPLE:

                                                                                  1 Year     3 Years    5 Years    10 Years
                                                                                  ------     -------    -------    --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . . .   $          $          $          $
                                                                                  ======     =======    ======     ========

---------------

(1) The Management Company has voluntarily agreed to waive the full amount of its .25% management fee. The total operating expenses of the Fund absent the fee waiver would be __% of average daily net assets on an annual basis. This waiver may be revised or eliminated at any time without notice to Shareholders.


+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

ANNUAL FUND OPERATING EXPENSES OF THE TAX FREE MONEY MARKET FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The examples provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES:
  Sales Load Imposed on Purchases  . . . . . . . . . . . . . . . . . . .    None
  Sales Load Imposed on Reinvested Dividends   . . . . . . . . . . . . .    None
  Deferred Sales Load  . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Redemption Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Exchange Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    None

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fee   . . . . . . . . . . . . . . . . . . . . . . . . . . .

  12b-1 Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    None
  Other Expenses:
     Custodian Fees  . . . . . . . . . . . . . . . . . . . . . .
     Transfer Agent Fees . . . . . . . . . . . . . . . . . . . .
     Other Fees  . . . . . . . . . . . . . . . . . . . . . . . .
       Total Other Expenses  . . . . . . . . . . . . . . . . . . . . . .

  Total Fund Operating Expenses +    . . . . . . . . . . . . . . . . . .


EXAMPLE:

                                                                                  1 Year     3 Years    5 Years    10 Years
                                                                                  ------     -------    -------    --------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period  . . . .   $          $          $          $
                                                                                  ======     =======    =======    ========

---------------

+ Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment adviser, may also be required to pay additional fees to the intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

FINANCIAL HIGHLIGHTS OF THE REAL ESTATE SECURITIES FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


REAL ESTATE SECURITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                    1995      1994      1993      1992     1991     1990    1989++
                                                                   ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . . . . . . . .  $         $22.76    $21.50    $19.33   $14.99   $19.31   $20.00
                                                                   ------    ------    ------    ------   ------   ------   ------


INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . .  _______     1.25      1.05      1.08     1.11     1.30      .42
  Net realized and unrealized gain (loss) on investments  . . . .  _______      .40      2.68      2.16     4.36    (4.30)    (.73)
                                                                             ------    ------    ------   ------   ------   ------

  Total From Investment Operations  . . . . . . . . . . . . . . .  _______     1.65      3.73      3.24     5.47    (3.00)    (.31)
                                                                             ------    ------    ------   ------   ------   ------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . .  _______    (1.23)    (1.04)    (1.07)   (1.13)   (1.32)    (.38)
  Net realized gain on investments  . . . . . . . . . . . . . . .  _______     (.45)    (1.43)       --       --       --       --
  In excess of net realized gain on investments . . . . . . . . .  _______     (.20)       --        --       --       --       --
                                                                             ------    ------    ------   ------   ------   ------
  Total Distributions . . . . . . . . . . . . . . . . . . . . . .
                                                                   _______    (1.88)    (2.47)    (1.07)   (1.13)   (1.32)    (.38)
                                                                             ------    ------    ------   ------   ------   ------

NET ASSET VALUE, END OF YEAR  . . . . . . . . . . . . . . . . . .  $         $22.53    $22.76    $21.50   $19.33   $14.99   $19.31
                                                                   =======   ======    ======    ======   ======   ======   ======

TOTAL RETURN (%)(a) . . . . . . . . . . . . . . . . . . . . . . .  _______     7.24     17.42     17.29    37.08   (15.92)   (1.57)


RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets(b) . . . . . . .  _______     1.05      1.11      1.20     1.26      .39       --
  Operating expenses, gross, to average net assets(b) . . . . . .  _______     1.05      1.11      1.20     1.31     1.60       --
  Net investment income to average net assets(b)  . . . . . . . .  _______     5.65      4.52      5.60     6.50     8.94     6.90
  Portfolio turnover(b) . . . . . . . . . . . . . . . . . . . . .  _______    45.84     58.38     19.72    13.28    12.11     8.74
  Net assets, end of year ($000 omitted)  . . . . . . . . . . . .  _______  209,208   145,167    75,902   42,771   20,845    7,699
  Per share amount of fees waived ($ omitted) . . . . . . . . . .  _______    --        --        --       --      --        .0491
  Per share amount of fees reimbursed ($ omitted) . . . . . . . .  _______    --        --        --       --       .0076    .1155

---------------
++   For the period July 28, 1989 (commencement of operations) to December 31,
     1989.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1989 are annualized.

FINANCIAL HIGHLIGHTS OF THE EMERGING MARKETS FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.


EMERGING MARKETS FUND

---------------------------------------------------------------------------------------------------
                                                                         1995      1994      1993++
                                                                         --------------------------
NET ASSET VALUE, BEGINNING OF YEAR  . . . . . . . . . . . . . . . . .   $         $13.90     $10.00
                                                                        ------    ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . .   _______      .15        .07
  Net realized and unrealized gain (loss) on investments  . . . . . .   _______    (1.24)      4.09
                                                                                  ------     ------
  Total From Investment Operations  . . . . . . . . . . . . . . . . .   _______    (1.09)      4.16
                                                                                  ------     ------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . .   _______     (.10)      (.07)
  In excess of net investment income  . . . . . . . . . . . . . . . .   _______     (.10)      (.01)
  Net realized gain on investments  . . . . . . . . . . . . . . . . .   _______     (.31)      (.18)
  In excess of net realized gain on investments . . . . . . . . . . .   _______     (.05)        --
                                                                                  ------     ------

  Total Distributions . . . . . . . . . . . . . . . . . . . . . . . .   _______     (.56)      (.26)
                                                                                  ------     ------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . . . . . . . . . . . .   $         $12.25     $13.90
                                                                        =======   ======     ======

TOTAL RETURN (%)(a)(c)  . . . . . . . . . . . . . . . . . . . . . . .   _______    (5.83)     41.83

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets(b)(c)  . . . . . . .   _______      .80        .80
  Operating expenses, gross, to average net assets(b)(c)  . . . . . .   _______      .82       1.59
  Net investment income to average net assets(b)(c) . . . . . . . . .   _______     1.10       1.33
  Portfolio turnover(b) . . . . . . . . . . . . . . . . . . . . . . .   _______    57.47      89.99
  Net assets, end of year ($000 omitted)  . . . . . . . . . . . . . .   _______  127,271     65,457
  Per share amount of fees waived ($ omitted) . . . . . . . . . . . .   _______    .0044      .0016
  Per share amount of fees reimbursed ($ omitted) . . . . . . . . . .   _______    .0017      .0420


---------------
++ For the period January 29, 1993 (commencement of operations) to December 31, 1993.
(a)    Periods less than one year are not annualized.
(b)    The ratios for the period ended December 31, 1993, are annualized.

(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. Management fees and investment services fees reduce performance; for example, an investment services fee of 0.2% of average managed assets will reduce a 10% return to 9.8%.

FINANCIAL HIGHLIGHTS OF THE LIMITED VOLATILITY TAX FREE FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

LIMITED VOLATILITY TAX FREE FUND

------------------------------------------------------------------------------------------------------------------------------
                                       1995     1994      1993     1992     1991     1990     1989     1988     1987     1986
                                      ----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR . . . . . . . .   $        $21.45    $21.03   $20.85   $20.49   $20.51   $20.41   $20.46   $21.03   $20.09
                                      -------  ------    ------   ------   ------   ------   ------   ------   ------   ------


INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income . . . . . .   _______     .86       .94     1.01     1.17     1.25     1.21     1.15     1.06      .99
  Net realized and unrealized
    gain (loss) on investments  . .   _______    (.97)      .42      .18      .35     (.03)     .17     (.10)    (.48)     .85
                                               ------    ------   ------   ------   ------   ------   ------   ------   ------

  Total From Investment
    Operations  . . . . . . . . . .   _______    (.11)     1.36     1.19     1.52     1.22     1.38     1.05      .58     1.84
                                               ------    ------   ------   ------   ------   ------   ------   ------   ------

LESS DISTRIBUTIONS:
   Net investment income  . . . . .   _______    (.86)     (.94)   (1.01)   (1.16)   (1.24)   (1.28)   (1.10)   (1.15)    (.90)

   In excess of net investment
     income . . . . . . . . . . . .   _______      --      (.00)       --      --       --       --       --       --       --
                                               ------    ------   -------  ------   ------   ------   ------   ------   ------

   Total Distributions  . . . . . .   _______    (.86)     (.94)   (1.01)   (1.16)   (1.24)   (1.28)   (1.10)   (1.15)    (.90)
                                               ------    ------   ------   ------   ------   ------   ------   ------   ------

NET ASSET VALUE,
  END OF YEAR . . . . . . . . . . .   $        $20.48    $21.45   $21.03   $20.85   $20.49   $20.51   $20.41   $20.46   $21.03
                                      =======  ======    ======   ======   ======   ======   ======   ======   ======   ======

TOTAL RETURN (%)  . . . . . . . . .   _______   (0.54)     6.58     5.85     7.64     6.12     6.95     5.23     2.84     9.32

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to
     average net assets . . . . . .   _______     .72       .75      .80      .84      .86      .74      .65      .63      .51
   Operating expenses, gross, to
     average net assets . . . . . .   _______     .72       .75      .80      .84      .86      .74      .65      .63
   Net investment income to
     average net assets . . . . . .   _______    4.14      4.40     4.89     5.68     6.06     5.64     5.50     5.20     5.22

   Portfolio turnover(a)  . . . . .   _______   71.71     24.05    18.21   129.12    99.00    89.93    67.24    75.73    91.19
   Net assets, end of year
   ($000 omitted) . . . . . . . . .   _______  48,975    51,211   38,399   26,173   23,553   25,657   38,151   52,348   46,942
   Per share amount of fees
   reimbursed ($ omitted) . . . . .   _______   --        --       --       --      --       --       --       --        .0550

---------------
(a) Beginning in 1992, variable rate daily demand securities were excluded from the turnover calculation.

FINANCIAL HIGHLIGHTS OF THE U.S. GOVERNMENT MONEY MARKET FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

U.S. GOVERNMENT MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                                     1995      1994      1993      1992     1991      1990      1989      1988      1987      1986
                                    ------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR . . . . . . .   $        $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                    -------  -------   -------   -------   -------   -------   -------   -------   -------   -------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income  . . . .   _______    .0380     .0284     .0347     .0573     .0773     .0861     .0693     .0601     .0660
                                             --------   -------   -------   -------   -------   -------   -------   -------   ------
LESS DISTRIBUTIONS:
   Net investment income  . . . .   _______   (.0380)   (.0284)   (.0347)   (.0573)   (.0773)   (.0861)   (.0693)   (.0601)  (.0660)
                                             --------   -------   -------   -------   -------   -------   -------   -------   ------
NET ASSET VALUE,
   END OF YEAR  . . . . . . . . .   $        $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                    =======  =======   =======   =======   =======   =======   =======   =======   =======   =======

TOTAL RETURN (%)(a) . . . . . . .   _______     3.87      2.88      3.53      5.90      8.04      8.98      7.15      6.19      6.85

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to
     average net assets . . . . .   _______      .57       .49       .41       .38       .41       .42       .33       .31       .32
   Operating expenses, gross, to
     average net assets . . . . .   _______      .57       .49       .41       .38       .41       .42       .33       .31       .32
   Net investment income to
     average daily net assets . .   _______     3.91      2.85      3.47      5.74      7.69      8.69      6.94      6.01      6.50

   Net assets, end of year
   ($000 omitted) . . . . . . . .   _______  112,077    95,410   153,976   182,747   191,623   108,073   131,333   160,921   128,227
   Per share amount of fees
   waived ($ omitted) . . . . . .   _______    --        --        --        --       --        --        --        --         --

FINANCIAL HIGHLIGHTS OF THE TAX FREE MONEY MARKET FUND*

The following table contains important financial information relating to the Fund and has been audited by Coopers & Lybrand, L.L.P., the Investment Company's independent accountants. The table includes selected data for a share outstanding throughout each fiscal year or period ended December 31, and other performance information derived from the financial statements. The table appears in the Fund's financial statements and related notes, which are incorporated by reference in the Statement of Additional Information and which appear, along with the report of Coopers & Lybrand, L.L.P. in the Fund's Annual Report to Shareholders. More detailed information concerning the Fund's performance, including a complete portfolio listing and audited financial statements, is available in the Fund's Annual Report, which may be obtained without charge by writing or calling the Investment Company.

TAX FREE MONEY MARKET FUND

                                                1995    1994      1993      1992      1991      1990      1989      1988     1987++
                                               ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...........  $      $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                               -----  -------   -------   -------   -------   -------   -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................           .0279     .0251     .0304     .0473     .0582     .0623     .0508     .0318
                                               -----  -------   -------   -------   -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:
  Net investment income......................          (.0279)   (.0251)   (.0304)   (.0473)   (.0582)   (.0623)   (.0508)   (.0318)
                                               -----  -------   -------   -------   -------   -------   -------   -------   -------

NET ASSET VALUE, END OF YEAR.................  $      $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                               =====  =======   =======   =======   =======   =======   =======   =======   =======

TOTAL RETURN (%)(a)..........................            2.83      2.55      3.09      4.84      5.99      6.42      5.24      3.18

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
     net assets(b)...........................             .40       .43       .45       .45       .45       .45       .43       .22

   Operating expenses, gross, to average
     net assets(b)...........................             .40       .43       .45       .46       .52
   Net investment income to
     average daily net assets(b).............            2.84      2.52      3.03      4.73      5.82      6.28      5.36      4.83
   Net assets, end of year ($000 omitted)....         100,819    68,154    73,203    61,288    59,892    30,873    39,165    22,380
   Per share amount of fees waived
   ($ omitted)...............................            --        --        --         --       --
   Per share amount of fees reimbursed
   ($ omitted)...............................            --        --        --        .0001     .0007

---------------
++   For the period May 8, 1987 (commencement of operations) to December 31,
     1987.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1987 are annualized.

THE PURPOSE OF THE FUNDS

The Funds have been organized to provide a means for Eligible Investors to access and use Frank Russell Company's "multi-style, multi-manager diversification" method of investment, and to obtain Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

FRANK RUSSELL COMPANY  --  CONSULTANT TO THE FUNDS


Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,100 associates.


Three functions are at the core of Frank Russell Company's consulting service:

Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

Asset Allocation: Allocating a client's assets among different asset classes -- such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate -- in the manner most likely to achieve the client's objectives.

Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the objectives of reducing risk and increasing returns.

MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION


Frank Russell Company believes capital market history shows that no one particular asset class provides consistent and/or above- average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics or using particular investment styles outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style -- or a particular Fund investing in one asset class or using a particular style -- may not achieve above-average performance at any given point in the market.

Similarly, Frank Russell Company believes financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds with different objectives and policies, Frank Russell Company believes that it is able to provide its multi-style, multi-manager diversification techniques and money manager evaluation services to Eligible Investors on a basis which is efficient and cost effective for the investor and Frank Russell Company.

ELIGIBLE INVESTORS


Shares of the Funds are currently offered only to Eligible Investors. These investors are principally institutional investors which invest for their own account or in a fiduciary or agency capacity with investment authority and which have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with the Management Company, and institutions or individuals who have acquired shares through such institutions. There is no specified minimum amount which must be invested. Institutions which may have a particular interest in the Funds include:

         - Bank trust departments managing discretionary institutional or personal trust accounts
         -       Registered investment advisors
         -       Endowment funds and charitable foundations
         -       Employee welfare plans
         -       Broker-Dealers
         -       Pension or profit sharing plans
         -       Insurance companies

The Agreement provides, in general, for the officers and staff of the Management Company, using the facilities and resources of Frank Russell Company, to assist the client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes. Once these decisions have been made by a client, the client's assets are then invested in one or more of the Funds. A client may change the allocation of its assets among the Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

Shares of the Funds generally are not offered or "retailed" to individual investors, although the Management Company may enter into Agreements with individual investors. Bank trust departments, registered investment advisers, broker-dealers and other eligible investors ("Financial Intermediaries") which have entered into Agreements with the Management Company may acquire shares of the Funds for the benefit of individual customers for which they exercise discretionary investment authority. The Management Company provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective- setting and asset-allocation services to their customers. These Financial Intermediaries receive no compensation from the Management Company or the Funds; they may charge their customers a fee for providing these and possibly other trust or investment- related services. A shareholder may pay a fixed dollar fee to the Management Company for other services or reports provided by the Management Company to the shareholder.

In the case of the Emerging Markets and Equity T Funds, both of which are External Fee Funds, the Agreement sets forth the shareholder investment services fees to be paid to the Management Company and is ordinarily expressed as a percentage of assets invested in the Funds. The shareholder investment services fee may include a fixed-dollar fee for certain specified services. The shareholder investment services fee is agreed upon by the client and the Management Company and is at a rate which reflects the amount of assets expected to be invested in the Funds, the nature and extent of individualized services to be provided by the Management Company to the client with respect to such assets, and other factors.

Either the client or the Management Company may terminate the Agreement upon written notice as provided in the Agreement. The Management Company does not expect to exercise its right to terminate the Agreement unless a client does not
(i) promptly pay fees due to the Management Company; or (ii) invest sufficient assets in the Funds to compensate the Management Company for providing services to the client with respect to assets invested in the Funds. Upon termination of an Agreement by the client or the Management Company, the Management Company will no longer provide asset-allocation, objective-setting or other services.


GENERAL MANAGEMENT OF THE FUNDS


The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with the Management Company, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of the Management Company or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets assigned to them.

The Management Company: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and Custodian; (iii) develops the investment programs, selects money managers, allocates assets among money managers and monitors the money managers' investment programs and results; and (iv) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. The Management Company bears the expenses it incurs in providing these services (other than transfer agent and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.


The responsibility of overseeing the money managers rests upon the officers and employees of the Management Company. These officers and employees, including their business experience for the past five years, are identified below:


         - Randall P. Lert, who has been Director - Investments, Frank Russell Investment Management Company since 1989.


         - Loran M. Kaufman, who has been Director - Fund Development, Frank Russell Investment Management Company since 1990. From 1986 to 1990, Ms. Kaufman was employed as a Senior Research Analyst with the Frank Russell Company.


         - Jean E. Carter, who has been a Senior Investment Officer of Frank Russell Investment Management Company since 1994. From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company.

         - James M. Imhof, Investment Officer, Frank Russell Investment Management Company, who has managed the day to day management of Frank Russell Investment Management Company Funds and ongoing analysis and monitoring of Fund money managers since 1989.

         - Peter F. Apanovitch, who has been the Manager of Short-Term Investment Funds for Frank Russell Investment Management Company and Frank Russell Trust Company since 1991.


         - James A. Jornlin, who has been a Senior Investment Officer of Frank Russell Investment Management Company since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company.


         - Randal C. Burge, who has been a Senior Investment Officer of Frank Russell Investment Management Company, since June 1995. Mr. Burge, was a Senior Investment Officer of the Frank Russell Trust Company from 1990 to 1995. Mr. Burge was a Client Executive for Frank Russell Company Australia.

         - Madelyn Smith, who has been a Senior Investment Strategist for the Frank Russell Investment Management Company since January 1996. From 1993 to 1995, Ms. Smith was a member of a research investment strategist for Frank Russell Company. From 1987 to 1993, Ms. Smith was director of Investment Equity Manager Research of Frank Russell Company.

         - Dennis J. Trittin, who has been a Senior Portfolio Manager of Frank Russell Investment Management Company since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Frank Russell Company.

         - C. Nola Williams, who has been a Senior Investment Strategist of Frank Russell Investment Management Company since January 1996. From 1994 to 1995, Ms. Williams became a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was

                 Senior Research Analyst with Frank Russell Company.


Frank Russell Company provides to the Funds and the Management Company the asset management consulting services -- including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or the Management Company for its consulting services. Frank Russell Company and the Management Company as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to the Management Company.


George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. The Management Company is a wholly owned subsidiary of Frank Russell Company.


The Investment Company has received an exemptive order from the U.S. Securities and Exchange Commission (the "SEC") which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Investment Company Fund. The Investment Company received shareholder approval to operate under the order at a Special meeting of Shareholders on January 22, 1996.

For its services, the Management Company receives a management fee from each Fund. From this fee the Management Company, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by the Management Company as compensation for the services and to pay expenses as described above. The annual rate of the management fees, payable to the Management Company monthly on a pro rata basis, are the following percentages of the average daily net assets of each Fund: Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; Equity T Fund, 0.75%; Limited Volatility Tax Free Fund, 0.50%; U.S.
Government Money Market Fund, 0.25%; and Tax Free Money Market Fund, 0.25%. The fees for the Real Estate Securities and Emerging Markets Funds may be higher than fees charged by some mutual funds with similar objectives which use only a single money manager.




The Management Company has voluntarily agreed to waive all or a portion of its management fee with respect to certain funds. In addition to these "voluntary limits," the Management Company has agreed to reimburse each Fund the amount, if any, by which a Fund's expenses exceed state law expense limitations.
Currently, California has an expense limitation of 2.5% of a Fund's first $30 million in average net assets, 2.0% of the next $70 million in average net assets, and 1.5% of the remaining average net assets for any fiscal year as determined under the state's regulations. This arrangement is not part of the Management Agreement with the Investment Company and may be changed or rescinded at any time.


Frank Russell Company provides its Portfolio Verification System ("PVS") to the Real Estate Securities and the Emerging Markets Funds pursuant to a written Service Agreement. The PVS computerized data base system records detailed transaction data for the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. For these services, the Real Estate Securities Fund pays the following annual fees: base fee, $1,500; transaction charge, $0.10; and holding charge, $1.80. Annual minimum charges for the Real Estate Securities Fund are $5,000. For these services, the Emerging Markets Fund pays the following annual fees: base fee, $14,800; transaction charge, $3.00; and holding charge, $24.00. Annual minimum charges for the Investment Company's Internal Fee Funds (including the Fund) are $290,000.
[/R]

EXPENSES OF THE FUNDS


The Funds will pay all their expenses other than those expressly assumed by the Management Company. The Funds' expenses for the year ended December 31, 1995, as a percentage of average net assets, are shown in the Financial Highlights tables. The Equity T Fund was not offered for public investment prior to the date of this Prospectus, and therefore, Financial Highlights do not exist for the Fund. The Funds' principal expenses are: the management, transfer agency and recordkeeping fees payable to the Management Company; fees for custodial and portfolio accounting payable to State Street Bank and Trust Company; bookkeeping service fees for preparing tax records payable to Frank Russell Company; fees for independent auditing and legal services; and fees for



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
filing reports and registering shares with regulatory bodies.


THE MONEY MANAGERS


The assets of each Fund currently are allocated among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF A FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY THE MANAGEMENT COMPANY. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY THE MANAGEMENT COMPANY, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY. The Funds will notify shareholders of the Fund concerned within 60 days of when a money manager begins or stops providing services.

From its management fees, the Management Company, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the period, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Fund: Real Estate Securities Fund, .32%; Emerging Markets Fund, .68%; Limited Volatility Tax Free Fund, .25%; U.S. Government Money Market Fund, .02%; and Tax Free Money Market Fund, .02%. The Equity T Fund was not offered to Eligible Investors during the period.
Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

Each money manager has agreed that once the Investment Company has advanced fees to the Management Company as agent to make payment of the money manager's fee, that money manager will look only to the Management Company for the payment of its fee.

The money managers are selected for the Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

The Real Estate Securities Fund is managed by Cohen & Steers Capital Management. The individuals responsible for the management of the Fund and their principal occupations for the past five years are as follows: Robert H. Steers has been the Chairman of Cohen & Steers since the founding of the company in 1986. Martin Cohen has been president of Cohen & Steers since the founding of the company in 1986.

The Equity T Fund is managed by J.P. Morgan Investment Management, Inc.
The individuals responsible for the management of the Fund and their principal occupations for the past five years are as follows: [to be filed by amendment, portfolio manager biographies.]

The U.S. Government Money Market Fund is managed by Frank Russell Investment Management Company. The individual responsible for the management of the Fund and his principal occupation for the past five years is as follows: Peter F. Apanovitch, who has been Manager of the Short-Term Investment Funds for Frank Russell Investment Management Company since 1991.

Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and the Management Company. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, THE MANAGEMENT COMPANY NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.


INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES


Each Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Fund's shareholders. If there is a change in a fundamental investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Other policies reflect current practices of the Funds, and may be changed by the

Funds without the approval of shareholders. This section of the Prospectus describes the Funds' principal objectives, restrictions and policies. A more detailed discussion appears in the Statement of Additional Information.


INVESTMENT OBJECTIVE.


Each Fund's objective is "fundamental," as are certain of the Fund's policies with respect to the types of securities in which it will invest. Ordinarily, each Fund will invest more than 65% of its net assets in the types of securities identified in its statement of objectives. However, the Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist. (See, "Investment Policies - Cash Reserves.")


REAL ESTATE SECURITIES FUND


The Real Estate Securities Fund's objective is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.


Except for temporary defensive purposes, the Fund will only invest in real estate related securities, which include securities of companies which generate at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. Under normal circumstances, the Fund will invest at least 65% of its total assets in income-oriented equity securities of real estate companies, which include shares of real estate investment trusts, partnership units of master limited partnerships, common and preferred stock, and convertible debt securities believed to have attractive equity characteristics. Up to 35% of the Fund's total assets may be invested in other debt securities of real estate companies.

The Fund will concentrate more than 25% of its total assets in the real estate and real estate related industries. The Fund will therefore be subject to the risks associated with the direct ownership of real estate. Additional risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.


In addition to the risks discussed above, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of any credit extended. Moreover, the underlying portfolios of equity and mortgage real estate trusts may not be diversified, and therefore are subject to the risk of financing a single or a limited number of projects. Such trusts are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemption from the Investment Company Act of 1940, as amended ("1940 Act").

The Fund will attempt to be invested fully at all times. However, the Fund reserves the right to hold up to 20% of the Fund's assets in liquid reserves for redemption needs.

EMERGING MARKETS FUND

The Emerging Markets Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies in countries having emerging markets. For purposes of the Fund's operations, "emerging markets" will consist of all countries determined by the Fund's money managers to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund may not be invested in all such markets at all times, Investing in some of the listed markets may not be feasible, due to lack of adequate custody arrangements or current legal requirements. In the future, the Fund's money managers may determine, based on information then available, to include additional emerging market countries in which the Fund may invest. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different emerging market countries. The Fund does not currently anticipate that it will invest more than 25% of its total assets in the securities of any one emerging market country.

A company in an emerging market means (i) a company whose securities are traded in the principal securities market of an emerging market country; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging market countries; or (iii) a company organized under the laws of, and with a principal office in, an emerging market country.

The Fund may invest in common and preferred stocks of emerging market companies, including companies involved in real estate development and gold mining. The Fund may also invest in other types of equity securities and equity derivative securities, such as convertible securities, rights, units, warrants, American Depository Receipts (ADRS) and European Depository Receipts (EDRs). The Fund's equity securities will primarily be denominated in foreign currencies and may be held outside the United States.

The Fund may invest in fixed-income securities, including instruments issued by emerging market companies, governments and their agencies, and in US companies that derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. The Fund's fixed-income securities may be denominated in other than US dollars.

Certain emerging markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles. To invest in these markets, the Fund may invest up to 10% of its total assets in the shares of other investment companies and up to 5% of its total assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment Policies--Investment in Foreign Securities."

EQUITY T FUND

The Equity T Fund's objective is to provide capital growth on an after-tax basis by investing principally in equity and equities linked securities.

The majority of stock mutual funds are managed to maximize pre-tax total return, without regard to the tax consequences to shareholders of portfolio activity that may result in taxable distributions. In contrast, the Fund seeks to achieve its investment objective while minimizing the impact of taxes on shareholders' returns in connection with the Fund's portfolio investment income and realized capital gains.

The Fund is designed for taxable investors who seek to minimize the impact of taxes on their investment returns by participating on a long-term basis in a broadly-diversified investment portfolio of equity securities. The Fund is not recommended for either short- term investors, or for investor assets that are already tax-deferred (such as IRAs and 401(k) plans).

In pursuing the Fund's objective, the money manager utilizes distinct investment strategies and tax-efficient management techniques in an effort to minimize the impact of taxes on the Fund's shareholders:

The money manager will seek to reduce taxable dividend income by purchasing, whenever practicable, common stocks of companies that are considered to be high-quality, with attractive long-term investment prospects, but which may be lower yielding.

The Fund will seek to maximize unrealized capital gains, which under normal market circumstances, is expected to result in relatively low annual portfolio turnover rate. The Fund will attempt to limit short-term capital gains, and to minimize the realization of long-term capital gains and subsequent distribution of such gains, to shareholders. While the Fund is free to sell securities in its portfolio whenever the money manager deems it appropriate, the Fund will typically buy stocks with the intention of holding for a period of time to qualify for the more favorable tax treatment a long-term captial gain. Most equity securities will be acquired with the expectation of being held for a period of years.

The Fund will generally seek to avoid realizing short-term capital gains. When the money manager decides to sell a particular appreciated security, the manager will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis to minimize capital gains. When prudent, the money manager will sell securities in order to realize capital losses, which losses can be used to offset realized capital gains, thereby reducing capital gains distributions to Fund shareholders.

The Fund intends to remain as fully invested as possible, in order to enhance the potential for attractive total returns. While the Fund is permitted to invest its cash reserves in money market instruments, US government securities and high-quality debt securities, the money manager will seek to be fully invested in equity securities.

A redemption fee equal to 1% of the amount redeemed is retained by the Fund from all redemptions, this policy is intended to offset the potentially negative impact that redemptions can have on the Fund's portfolio strategy and to contain costs. The Fund will indirectly help to offset tax costs that investors bear when the Fund is forced to realize capital gains as a result of a shareholder redemption investment activity. By being paid directly to the Fund, the fees tend to be advantageous to long-term investors and disadvantageous to short-term investors. Generally, redemption proceeds will generally be paid no sooner than the fifth day following a shareholder's redemption of shares of the Equity T Fund. (See, "Redemption of Fund Shares" in this Prospectus.)


LIMITED VOLATILITY TAX FREE FUND

The Limited Volatility Tax Free Fund's objective is to provide a high level of federal tax-exempt income consistent with the preservation of capital by investing primarily in municipal obligations maturing in seven years or less from the date of acquisition. The Fund intends to invest 100% and will always invest 80% of its assets in municipal obligations.


The Fund will invest principally in municipal obligations which, at the time of purchase, are rated no less than A or A-2 by Standard & Poor's Ratings Group ("S&P"); A, Prime-2 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"); or, if unrated, judged by the money manager to be of at least equal credit quality to those designations, or backed by the full faith and credit of the United States. The Fund may also invest up to 15% of its net assets in securities subject to legal or contractual restrictions on disposition or for which no readily available market exists.


"Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government securities; industrial development bonds; and floating or variable rate obligations. (Floating or variable rate obligations are municipal obligations with a demand feature, which, when exercised, usually becomes effective within 30 days. The rate of return on the obligations is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.)

The Fund may purchase from financial institutions (such as banks and insurance companies) participation interests in floating or variable rate obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after 30 days' notice, for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise its right to demand payment only upon a default under the terms of the documents of the municipal obligations, when needed to provide liquidity to meet redemptions, or to maintain the required quality of the Fund's investment portfolio.

The Fund may purchase municipal obligations with a "put" or "stand-by commitment." A "put" or "stand-by commitment" obligates the seller to buy the underlying municipal obligation at an agreed upon price and time when exercised by the Fund. In the event the seller does not honor the put or stand-by commitment for financial reasons, the Fund may be a general creditor of the seller.


Municipal obligations, like all investments, involve possible risks. Municipal obligations: might be affected by economic, business or political developments; may be subject to the provisions of litigation, bankruptcy, and other laws affecting the rights and remedies of creditors; or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced, from time to time, to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the Fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.


U.S. GOVERNMENT MONEY MARKET FUND


The U.S. Government Money Market Fund's objective is to provide the maximum current income that is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US Government obligations.

The types of US Government obligations the Fund may purchase include: (1) a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills have a maturity of one year or less; (b) US Treasury notes have original maturities of one to ten years; and (c) US Treasury bonds have original maturities of greater than ten years; (2) obligations issued or guaranteed by US Government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury; (c) discretionary authority of the US Government agency or instrumentality; or (d) the credit of the instrumentality (examples of agencies and instrumentalities are Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.


TAX FREE MONEY MARKET FUND


The Tax Free Money Market Fund's objective is to provide the maximum current income exempt from federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations. The Fund intends to invest 100% and will always invest 80% of its total assets in municipal obligations.

The Fund will invest in municipal obligations which at the time of purchase have or are deemed to have remaining maturities of 397 days or less and (i) have received a rating in one of the two highest rating categories by two nationally recognized statistical rating agencies ("NRSROs"), including, but not limited to, S&P and Moody's (or, if only one NRSRO has rated the obligation, one of the two highest ratings of that NRSRO); (ii) backed by the full faith and credit of the United States; or (iii) if unrated, determined by the Investment Company's Board of Trustees to be of at least equal credit quality to obligations having the ratings described in (i) above. (See, the Statement of Additional Information for a description of the rating systems of NRSROs.) The Fund may invest up to 10% of its net assets in securities subject to legal or contractual restrictions on disposition or for which no readily available market exists.


"Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government securities; industrial development bonds; and floating or variable rate obligations. (Floating or variable rate obligations are municipal obligations with a demand feature, which, when exercised, usually becomes effective within 30 days. The rate of return on the obligations is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate. The maturity of floating rate obligations is deemed to be the demand period. The maturity of variable rate obligations is deemed to be the longer of the demand period or the period remaining until the next rate adjustment.)

The Fund may purchase from financial institutions (such as banks and insurance companies) participation interests in floating or variable rate obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after 30 days' notice, for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Fund intends to exercise its right to demand payment only upon a default under the terms of the documents of the municipal obligations, when needed to provide liquidity to meet redemptions, or to maintain the required quality of the Fund's investment portfolio. The Fund will purchase municipal obligations with demand features only when the demand instrument and the underlying municipal obligations meet the prescribed quality standards for the Fund. The Fund may purchase municipal obligations with a "put" or "stand-by commitment." A "put" or "stand-by commitment" obligates the seller to buy the underlying municipal obligation at an agreed upon price and time when exercised by the Fund. In the event the seller does not honor the put or stand-by commitment for financial reasons, the Fund may be a general creditor of the seller.


Municipal obligations, like all investments, involve possible risks. Municipal obligations: might be affected by economic, business or political developments; may be subject to the provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors; or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced, from time to time, to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will reevaluate the Fund's investment objective and may submit possible changes in the structure of the Fund to its shareholders.


U.S. Government Money Market and Tax Free Money Market Funds. The U.S. Government Money Market and Tax Free Money Market Funds (collectively, the "Money Market Funds") expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their portfolio securities at "amortized cost." The Funds will maintain a dollar-weighted average maturity of 90 days or less, invest only in securities with a remaining maturity at the time of purchase, or time of next interest rate reset of 397 days or less, and follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the portfolio securities.

INVESTMENT RESTRICTIONS.


The Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

         1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. A Fund's investment in "cash reserves" (see the next section) in shares of the Investment Company's Money Market Fund is not subject to this restriction or to restrictions 2 or 3.

         2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities). This restriction does not apply to the Real Estate Securities Fund, which may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.


         3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.


         4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only for temporary purposes; invest more than 5% of its assets in securities of issuers which, together with any predecessor, have been in operation for less than three years; or invest more than 5% of its assets in warrants.


INVESTMENT POLICIES.

The Funds use certain investment instruments and techniques commonly used by institutional investors. The principal policies are the following:


Cash Reserves. The Real Estate Securities, Emerging Markets, Equity T Fund and Limited Volatility Tax Free Funds are authorized to invest their cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities which are at least comparable in quality to each Fund's permitted investments. In lieu of having each Fund make separate, direct investments in money market instruments, the Funds and their money managers may elect to invest the Funds' cash reserves in the Investment Company's Money Market Fund.

The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Management Company currently does not collect a management or advisory fee from the Investment Company's Money Market Fund, thereby eliminating any duplication of fees. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the Investment Company's Money Market Fund and the Investment Company's other Funds.

Repurchase Agreements. Each Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Investment Policies - Illiquid Securities," a Fund will not invest more than 15% of its total assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Money Market Funds will not invest more than 10% of their respective total assets (taken at current market value) in repurchase agreements and other illiquid securities maturing in more than seven days.

Forward Commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Cash or liquid high-grade debt obligations of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitation described in "Investment Policies - Illiquid Securities."

Lending Portfolio Securities. The Real Estate Securities, the Emerging Markets, the Equity T and the U.S. Government Money Market Funds may lend portfolio securities with a value of up to 50% of each Fund's total assets. Such loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

Cash collateral is invested in high-quality short-term instruments, short-term bank collective investments and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity requirements established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Fund and the Fund's Custodian.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

Illiquid Securities. The Real Estate Securities, the Emerging Markets, the Equity T and the Limited Volatility Tax Free Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

Investment in Foreign Securities. The Funds, other than the Money Market Funds, may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are often incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because each Fund's foreign securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of a Fund's foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market counties.

Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The Emerging Markets Fund may enter into forward currency contracts, which are agreements to exchange one currency for another -- for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen -- at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that the Fund enters into the contract. The Emerging Markets Fund may engage in forward currency contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Fund's portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate cash or readily marketable high-quality securities in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts.

Upon maturity of a forward currency contract, the Emerging Markets Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward currency contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. The Fund also may be able to negotiate such an offset prior to maturity of the original forward currency contract. There can be no assurance that new forward currency contracts or offsets will always be available to the Fund.

Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the Emerging Markets Fund's portfolio securities or adversely affect the price of securities which the Fund intends to purchase at a later date. The amount the Fund may invest in forward currency contracts is limited to the amount of the Fund's aggregate investments in foreign currencies.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict the Emerging Markets Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaged in that strategy.

The Emerging Markets Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.



Options. The Funds, other than the Money Market Funds, may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds, other than the Money Market Funds, may also purchase and sell put and call options on foreign currencies.

A Fund may invest up to 5% of its assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

Call and Put Options on Securities. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund may write a call or a put option only if the option is covered by the Fund by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

The Funds intend to purchase and write call and put options on specific securities. The Funds will purchase and write options only to the extent permitted by the policies of state securities authorities in states where the shares of the Funds are qualified for offer and sale.

         Securities Index Options. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security.

         Options on Foreign Currency. The Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities," above.)


         Risk Factors. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

         Where a Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.


Futures Contracts and Options on Futures Contracts. The Real Estate Securities, the Emerging Markets, the Equity T and the Limited Volatility Tax Free
Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.


An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its Custodian cash or cash equivalents equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission. A Fund may also enter into futures contracts and options on futures contracts for non-hedging purposes, provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.


High Risk Bonds. The Funds, with the exception of the Emerging Markets Fund, do not invest assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's and above are considered by those rating agencies to be "investment grade" securities, although Moody's and S&P consider securities rated Baa and BBB, respectively, to have some speculative characteristics. The Funds will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. For additional information, please refer to the Funds' Statement of Additional Information.

The Emerging Markets Fund may invest up to 5% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the Fund's money managers to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The Emerging Markets Fund's money managers will seek to reduce the risks associated with investing in such securities by limiting the Fund's holding in such securities and by the depth of their own credit analysis. For additional information, please refer to the Statement of Additional Information.


PORTFOLIO TRANSACTION POLICIES


Decisions to buy and sell securities are made by the money managers for the assets assigned to them, and by the Management Company as to other assets. The Limited Volatility Tax Free Fund gives significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions, and the Equity T Fund seeks to minimize the impact of taxes on the Fund's shareholders' returns. The money managers make decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund could be selling a security when another money manager for the same Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transactions based costs. The strategy of minimizing the impact of taxes on shareholders' investment returns and avoiding the recognition of capital gains may constrain the ability of the Management Company to change money managers of the Equity T Fund. The annual portfolio turnover rates for the Funds
(other than the Equity T and the Money Market Funds) are shown in the Financial Highlights tables.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc., an affiliate of the Management Company, when the money manager determines that the Funds will receive competitive execution, price and commissions. Frank Russell Securities, Inc. refunds to the Fund up to 70% of the commissions paid by that Fund when it effects such transactions, after reimbursement for research services provided to the Management Company. The Funds may also effect portfolio transactions through and pay brokerage commissions to the money managers (or their affiliates).


DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS.


The Board of Trustees presently intends to declare dividends from net investment income and (for the Money Market Funds only) net short-term capital gains, if any, for payment on the following schedule:

DECLARED    PAYABLE
--------    -------
Daily       1st business day of following month      U.S. Government Money Market and Tax Free
                                                     Money Market Funds

Monthly     Early in the following month             Limited Volatility Tax Free Fund
Quarterly   Mid: April, July, October and December   Real Estate Securities Fund

Annually    Mid-December                             Emerging Markets and Equity T
                                                     Funds

The Money Market Funds determine net investment income immediately prior to the determination of the net asset value per share at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each business day. Net investment income will be credited daily to the accounts of shareholders of record prior to the net asset value calculation and paid monthly.

CAPITAL GAINS DISTRIBUTIONS.




The Board intends to declare distributions from net capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.



Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders, new and old alike, will share in and be taxed on distributions of gain realized by a Fund on the sale of securities that have increased in value.


AUTOMATIC REINVESTMENT.


All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.


TAXES


Each Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a Fund will generally not be liable for federal income or excise taxes.



For taxable shareholders: Dividends (except those of Limited Volatility Tax Free and Tax Free Money Market Funds) from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. However, depending upon the state tax rules pertaining to a shareholder, a portion of the dividends paid by the U.S. Government Money Market Fund attributable to direct US Treasury and agency obligations may be exempt from state and local taxes. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.


While the Equity T Fund is managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within the Fund's or the money manager's control, and is impacted by shareholder purchase and redemption activity. Capital gains distributions by the Equity T
Fund may vary considerably from year to year.


For corporate investors, dividends from net investment income paid by the Real Estate Securities or Equity T Funds will generally qualify in part for the corporate dividends received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by such a Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.



The sale of shares of a Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Except for shareholders of the Limited Volatility Tax Free or Tax Free Money Funds. Any loss incurred on sale or exchange of a Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. For shareholders of the Limited Volatility Tax Free or Tax Free Money Funds, any loss incurred on sale or exchange of such a Fund's shares, held for six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


The Emerging Markets Fund will receive dividends and interest paid by non-US issuers which will frequently be subject to withholding taxes by non-US governments. The Management Company expects the Emerging Markets Fund to invest more than 50% of its total assets in non-US securities and to file specified elections with the Internal Revenue Service which will permit its shareholders either to deduct (as an itemized deduction in the case of an individual) such foreign taxes in computing taxable income, or to use these withheld foreign taxes as credits against US income taxes. The Fund's taxable shareholders must include their pro rata portion of the taxes withheld in their gross income for federal income tax purposes.

The Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Internal Revenue Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.


(1) Shareholders of the Emerging Markets Fund should also be aware that for federal income tax purposes, foreign exchange losses realized by the Fund are treated as ordinary losses. This treatment may have the effect of reducing the Fund's income available for distribution to shareholders.



The Limited Volatility Tax Free and Tax Free Money Market Funds anticipate that all dividends paid by the Funds will be exempt from federal income tax. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Limited Volatility Tax Free and Tax Free Money Market Funds do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a tax preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns. The Internal Revenue Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Limited Volatility Tax Free and Tax Free Money Market Fund shares is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing shares of the Limited Volatility Tax Free or Tax Free Money Market Funds.


Shareholders of the appropriate Funds will be notified after each calendar year of the amounts: of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year; of the dividends which qualify for the 70% dividends-received deduction available to corporations; of the Emerging Markets Fund's foreign taxes withheld; of the Limited Volatility Tax Free and Tax Free Money Market Funds' dividends subject to federal tax (if any) and attributable to each state; of income which is a tax preference item (if any) for alternative minimum tax purposes; and of the percentages of the U.S. Government Money Market Fund's income attributable to US government, Treasury and agency securities.


Each Fund is required to withhold 31% of all taxable dividends, distributions, and redemption proceeds payable to any non-corporate shareholder which does not provide the Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.


Shareholders who are not US persons for purposes of federal income taxation should consult with their tax advisers regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a Fund or on dividends and distributions received by them from a Fund and the application of foreign tax laws.


Shareholders should consult their tax advisers with respect to the applicability of any state and local intangible property or income taxes to their shares of a Fund and distributions and redemption proceeds received from a Fund.



Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.


CALCULATION OF FUND PERFORMANCE


From time to time, the Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for each of the Funds, with the exception of the Equity T Fund (which was not offered for public investment prior to the date of this Prospectus) are as follows:


                                                 5 YEARS ENDED  10 YEARS ENDED  INCEPTION TO
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                1 YEAR ENDED        1995             1995           1995       INCEPTION
                              DECEMBER 31, 1995  (ANNUALIZED)    (ANNUALIZED)   (ANNUALIZED)     DATE
                              -----------------  ------------    ------------   ------------  ----------
Real Estate Securities                                                                         07/28/89

Emerging Markets                                                                               01/29/93

Limited Volatility Tax Free                                                                    09/05/85

U.S. Government Money Market                                                                   09/05/85

Tax Free Money Market                                                                          05/08/87


The Limited Volatility Tax Free Fund also may from time to time advertise its yield. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts. The 30-day yield for the year ended December 31, 1995 for the Limited Volatility Tax Free Fund was ____%.

The Limited Volatility Tax Free Fund may also utilize tax equivalent yields computed in the same manner as yield above, with adjustment for a stated income tax rate. The 30-day tax equivalent yield for the year ended December 31, 1995, based on a tax rate of 39.6%, was _____%.

The Money Market Funds also may advertise their yields and effective yields. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Funds refers to the income generated by an investment in the Money Market Funds over a seven-day period (which period will be stated in the advertisement). This yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base return. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Money Market Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The following are the current and effective yields for the Money Market Funds during 1995 for the seven-day periods ended:

                      MARCH 31            JUNE 30           SEPTEMBER 30         DECEMBER 31
                 CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE
                 -------  ---------  -------  ---------  -------  ---------  -------  ---------
U.S. Government        %          %        %          %        %          %        %          %
Money Market

Tax Free Money         %          %        %          %        %          %        %          %
Market


The Tax Free Money Market Fund may also utilize tax equivalent yields computed in the same manner as yield above, with adjustment for a stated income tax rate. The following are the current and effective tax equivalent yields, based on a tax rate of ____%, during 1995 for the seven-day periods ended:


                      MARCH 31            JUNE 30           SEPTEMBER 30         DECEMBER 31
                 CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE
                 -------  ---------  -------  ---------  -------  ---------  -------  ---------
 Tax Free Money        %          %        %          %        %          %        %          %
 Market


Each Fund may also advertise non-standardized performance information that is for periods in addition to those required to be presented.



VALUATION OF FUND SHARES


NET ASSET VALUE PER SHARE. The net asset value per share is calculated for each Fund on each business day on which shares are offered or orders to redeem are tendered. For the Real Estate Securities, the Emerging

Markets, the Equity T and the Limited Volatility Tax Free Funds, a business day is one on which the New York Stock Exchange is open for trading. A business day for the Money Market Funds includes any day on which the New York Stock Exchange is open for trading and the Boston Federal Reserve Bank is open. Net asset value per share is computed for each Fund by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the regular session of the New York Stock Exchange (currently 4:00 p.m. Eastern time). The U.S. Government Money Market Fund also determines its net asset value as of 1:00 p.m. Eastern time, and the Tax Free Money Market Fund as of 12:00 noon Eastern time.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price and futures contracts are valued on the basis of the last sale price.


Because many fixed-income securities do not trade each day, last sale or bid prices are frequently not available. Fixed-income securities therefore may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.


The Money Market Funds' portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. Both Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act. Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market Funds are also valued at "amortized cost," unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if they sold the instrument.

The municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.


The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

PURCHASE OF FUND SHARES

Shares of the Funds are sold on each business day directly to Eligible Investors at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The Funds reserve the right to reject any purchase order.


ORDER PROCEDURES. Orders by all investors (except for participants in the Three Day Settlement Program described below) to purchase Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Fund are offered and orders in proper form accepted prior to:

Close of the New York Stock          Real Estate Securities, Emerging Markets, Equity T and Limited
Exchange (currently 4:00 p.m.        Volatility Tax Free Funds
Eastern time)

11:45 a.m. Eastern time              Tax Free Money Market Fund

12:15 p.m. Eastern time              U.S. Government Money Market Fund


Orders for the Money Market Funds' shares placed prior to the above time and in the proper form can be accepted for pricing and investment, and will begin to earn income, on that day. Money Market Fund orders received after that time are not deemed to be in proper form for acceptance on that day, and cannot be accepted for pricing and investment until after the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on that day. Orders for shares of any Fund that are not accepted before the respective time for that Fund can not be invested in the particular Fund nor begin to earn income until the next day on which shares of that Fund are offered.

Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Custodian or Transfer Agent, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders for a Fund:

Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company.

Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Funds' Custodian, State Street Bank and Trust Company. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Money Market Funds will be effected only when the check or draft is converted to federal funds. The investment will not begin to earn dividend income until the receipt of federal funds by the relevant Fund. Investments in the non-Money Market Funds will be effected upon receipt of the check or draft by the Transfer Agent, when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.


IN-KIND EXCHANGE OF SECURITIES.


The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the particular Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled, which is usually within 15 days following the purchase by exchange. A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange. Investors interested in making an in-kind exchange are encouraged to consult with their tax advisers.


The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

THREE DAY SETTLEMENT PROGRAM.

The Investment Company will accept orders from financial institutions to purchase shares of the Funds, other than the Money Market Funds, for settlement on the third business day following the receipt of an order to be paid by a federal wire if the investor has agreed in writing to indemnify the Fund against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS.


Investors purchasing Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, investment advisor or others, may be required to pay additional fees by such Intermediary. Investors should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.


EXCHANGE PRIVILEGE.


Shareholders may exchange shares of any Fund offered by this Prospectus for shares of any other Fund included in the Investment Company's other prospectuses on the basis of current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including prospectuses of other Investment Company Funds, contact a financial intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

An exchange is a redemption of shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to consult with his or her tax adviser. Exchanges from Equity T Fund will be considered to be redemptions and will be subject to a redemption fee. (See "Redemption of Fund Shares" in this Prospectus).


REDEMPTION OF FUND SHARES.

SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FUNDS AT (800) 972-0700; IN WASHINGTON (206) 627-7001.


For each Fund except the Equity T Fund, Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below. In the case of the Equity T Fund, the redemption value of an investor's shares will be 99% of the net asset value of the shares redeemed. The redemption fee is retained by the Equity T Fund. See "Investment Objectives, Restrictions and
Policies - Equity T Fund" in this Prospectus for more information. As with the other Funds, shares of the Equity T Fund may be redeemed on any business day after the receipt of a redemption requests in proper form, described below. Redemption proceeds with respect to the Equity T Fund will generally be paid no sooner than the fifth day after receipt of such redemption request.

Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program, on the days requests to redeem are tendered, prior to:

Close of the New York Stock          Real Estate Securities, Emerging Markets, Equity T and Limited
Exchange (currently 4:00 p.m.        Volatility Tax Free Funds
Eastern time)

11:45 a.m. Eastern time              Tax Free Money Market Fund

12:15 p.m. Eastern time              U.S. Government Money Market Fund


Redemption requests placed for the Money Market Funds prior to the above time will be tendered that day. Requests received for these Funds after the above time will be taken until 4:00 p.m. Eastern time, but will not be tendered until the next business day.

Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

Mail. Redemption requests may be made in writing directly to Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. For all Funds except the Equity T Fund, the redemption price will be the net asset value next determined after receipt by the Management Company of all required documents in good order. In the case of the Equity T Fund, the redemption price will be 99% of the net asset value next determined after receipt by the Management Company of all required documents in good order. "Good order" means that the request must include the following:


         A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

         B. Such other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit sharing plans.


Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts. In view of its investment objective and management strategies, shareholders of the Equity T Fund are not able to participate in the SWP program.


SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty- fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date. If the SWP is coming out of one of the Money Market Funds and the trade date falls on a Friday or the day before a holiday, income will be earned until the payment date.

Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

SWP Distribution by Wire. Federal Funds Wire payments will be sent to designated bank on the payment date.

SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, from Boston, Massachusetts, to the requested address on the payment date.

A Systematic Withdrawal Payment form must be completed and mailed to Frank Russell Investment

Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.


Redemption in Kind. A Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.


ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, ACCOUNTANTS AND REPORTS. Russell Fund Distributors, Inc., a wholly owned subsidiary of the Management Company, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.


State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Funds.


Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and audited annual financial statements from Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the Funds, or their accounts, from the Management Company.


ORGANIZATION, CAPITALIZATION, AND VOTING. The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."


The Investment Company issues a single class of shares divisible into an unlimited number of funds, each of which is a separate trust under Massachusetts law. Each fund share represents an equal proportionate interest in that fund, has a par value of $0.01 per share, and is entitled to such dividends and distributions earned on the assets belonging to such fund as may be declared by the Board of Trustees. Shares of a fund are fully paid and nonassessable and have no preemptive or conversion rights.


Each Fund share has one vote; there are no cumulative voting rights. There is no Annual Meeting of shareholders, but Special Meetings may be held. On any matter which affects only a particular Fund, only shareholders of that Fund vote unless otherwise required by the 1940 Act or the amended Master Trust Agreement. The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

At ____________, 1996, the following shareholders may be deemed by the 1940 Act to "control" the Funds listed after their name, because they own more than 25% of the voting shares of the indicated Funds. Insert 25% holders. (To be filed by amendment).

MONEY MANAGER PROFILES. The money managers identified below have no other affiliations with the Funds or with Frank Russell Company. Each money manager has been in business for at least three years and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.


REAL ESTATE SECURITIES FUND

Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017, is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.


EMERGING MARKETS FUND

Genesis Asset Managers, Ltd., Bermuda House, St. Julian's Ave., St. Peter Port, Guernsey, Channel Islands, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd., is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings Ltd., is controlled 32.58% by management and 67.42% by 12 outside shareholders, with the largest single holding being 19.68%.

J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan and Co., Inc., a publicly held bank holding company.

Montgomery Asset Management L.P., 600 Montgomery Street, 17th Floor, San Francisco, CA 94111, is a California limited partnership and a registered investment adviser. Montgomery Asset Management, Inc., is the general partner of Montgomery Asset Management, L.P. and Montgomery Securities is the sole limited partner. Montgomery Asset Management, Inc., and Montgomery Securities may be deemed control persons of Montgomery Asset Management, L.P.

EQUITY T FUND

J.P. Morgan Investment Management, Inc. See: Emerging Markets Fund.


LIMITED VOLATILITY TAX FREE FUND

MFS Asset Management, Inc., 500 Boylston Street, Boston, MA 02116, a wholly owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

T. Rowe Price Associates, Inc., 100 E. Pratt Street, Baltimore, MD 21202, whose stock is publicly traded, a large portion of which is held by active employees.

U.S. GOVERNMENT MONEY MARKET FUND

Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402, a registered investment adviser wholly owned by Frank Russell Company.


TAX FREE MONEY MARKET FUND


Weiss, Peck & Greer Advisers, Inc.,, One New York Plaza, 30th Floor, New York, NY 10004, a wholly owned subsidiary of Weiss, Peck & Greer, a general partnership whose controlling partners are Stephen Weiss, Philip Greer, Roger Weiss, Melville Straus and Nelson Shaenen, Jr.



NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                         IN WASHINGTON, (206) 627-7001


MONEY MANAGERS

REAL ESTATE SECURITIES FUND
         Cohen & Steers Capital Management


EMERGING MARKETS FUND
         Genesis Asset Managers, Ltd.
         J.P. Morgan Investment Management, Inc.
         Montgomery Asset Management, L.P.

EQUITY T FUND
         J.P. Morgan Investment Management, Inc.


LIMITED VOLATILITY TAX FREE FUND
         MFS Asset Management, Inc.
         T. Rowe Price Associates, Inc.

U.S. GOVERNMENT MONEY MARKET FUND
         Frank Russell Investment Management Company

TAX FREE MONEY MARKET FUND
         Weiss, Peck & Greer Advisers, Inc.

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
         Frank Russell Investment Management Co.
         909 A Street
         Tacoma, Washington 98402

CONSULTANT
         Frank Russell Company
         909 A Street
         Tacoma, Washington 98402

DISTRIBUTOR
         Russell Fund Distributors, Inc.
         909 A Street
         Tacoma, Washington 98402

INDEPENDENT ACCOUNTANTS
         Coopers & Lybrand L.L.P.
         One Post Office Square
         Boston, MA 02109


LEGAL COUNSEL
         Stradley, Ronon, Stevens & Young, LLP
         2600 - One Commerce Square
         Philadelphia, PA 19103-7098


OFFICE OF SHAREHOLDER INQUIRIES
         Office of Shareholders Inquiries
         909 A Street
         Tacoma, Washington 98402
         (800) 972-0700
         In Washington, (206) 627-7001

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700
                          In Washington (206) 627-7001

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1996


        Frank Russell Investment Company is a single legal entity organized as a Massachusetts business trust. The Investment Company operates investment portfolios referred to as "Funds." The Investment Company offers shares of beneficial interest in the Funds in three separate Prospectuses dated May 1, 1996. The Funds are divided into two groupings:

As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the portfolio's name:

--------------------------------------------------------------------------------
Equity I Fund                          External Fee Fund       October 15, 1981
--------------------------------------------------------------------------------
Equity II Fund                         External Fee Fund       December 28, 1981
--------------------------------------------------------------------------------
Equity III Fund                        External Fee Fund       November 27, 1981
--------------------------------------------------------------------------------
Equity Q Fund                          External Fee Fund         May 29, 1987
--------------------------------------------------------------------------------
Equity T Fund                          External Fee Fund               *
--------------------------------------------------------------------------------
International Fund                     External Fee Fund       January 31, 1983
--------------------------------------------------------------------------------
Emerging Markets Fund                  External Fee Fund       January 29, 1993
--------------------------------------------------------------------------------
Fixed Income I Fund                    External Fee Fund       October 15, 1981
--------------------------------------------------------------------------------
Fixed Income II Fund                   External Fee Fund       October 30, 1981
--------------------------------------------------------------------------------
Fixed Income III Fund                  External Fee Fund       January 29, 1993
--------------------------------------------------------------------------------
Money Market Fund                      External Fee Fund       October 15, 1981
--------------------------------------------------------------------------------
Diversified Equity Fund                Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Special Growth Fund                    Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Equity Income Fund                     Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Quantitative Equity Fund               Internal Fee Fund         May 15, 1987
--------------------------------------------------------------------------------
International Securities Fund          Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Real Estate Securities Fund            Internal Fee Fund         July 28, 1989
--------------------------------------------------------------------------------
Diversified Bond Fund                  Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Volatility Constrained Bond Fund       Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Multistrategy Bond Fund                Internal Fee Fund       January 29, 1993
--------------------------------------------------------------------------------
Limited Volatility Tax Free Fund       Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
U.S. Government Money Market Fund      Internal Fee Fund       September 5, 1985
--------------------------------------------------------------------------------
Tax Free Money Market Fund             Internal Fee Fund          May 8, 1987
--------------------------------------------------------------------------------

The eleven External Fee Funds, which had aggregate net assets of $
on            , 1996. The twelve Internal Fee Funds which had aggregate net
assets of $             on            , 1996.

* As of the date of this Statement of Additional Information, this portfolio has not commenced operations.

The principal distinction between the External Fee Funds and the Internal Fee Funds is that a shareholder of the External Fee Funds may enter into a separate agreement with the Management Company to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, the Management Company. The amount of the fee is based upon the assets subject to the agreement and the services obtained under that agreement. A shareholder of the Internal Fee Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, the Management Company may charge fees to a shareholder for non-investment services provided directly to that shareholder.

This Statement of Additional Information supplements or describes in greater detail information concerning the Investment Company and the Funds contained in the Prospectuses of the Funds dated May 1, 1996. Nine of the eleven External Fee Funds are described in the External Fee Funds' Prospectus, and eight of the Internal Fee Funds are described in the Internal Fee Funds' Prospectus. Real Estate Securities, Emerging Markets, Equity T, Limited Volatility Tax
Free, U.S. Government Money Market and Tax Free Money Market are described in the Specialty Funds' Prospectus. This Statement is not a Prospectus; the Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing the Investment Company at the number or address shown above.

This Statement incorporates by reference the Investment Company's Annual Reports to Shareholders for the year ended December 31, 1995. Copies of the Funds' Annual Reports accompany this Statement.

                                TABLE OF CONTENTS

Page
                       STRUCTURE AND GOVERNANCE
                                Organization and Business History
                                Shareholder Meetings
                                Controlling Shareholders
                                Trustees and Officers
                       OPERATION OF THE INVESTMENT COMPANY
                                Service Providers
                                Consultant
                                Manager
                                Money Managers
                                Distributor
                                Custodian
                                Transfer and Dividend Disbursing Agent
                                Fund Expenses
                                Valuation of Fund Shares
                                Portfolio Transaction Policies
                                Portfolio Turnover Rate
                                Brokerage Allocations
                                Brokerage Commissions
                                Yield and Total Return Quotations

                       INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS
                                Investment Restrictions
                                Investment Policies
                                Certain Investments

                       TAXES

                       RATINGS OF DEBT INSTRUMENTS

                       FINANCIAL STATEMENTS

                            STRUCTURE AND GOVERNANCE


Organization and Business History. The Investment Company commenced business operations as a Maryland corporation in October, 1981 and on January 2, 1985 reorganized as a Massachusetts business trust.

The Investment Company is currently organized and operates under an amended Master Trust Agreement dated July 26, 1984 and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of the Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of the Investment Company or Fund, respectively.

The Investment Company is authorized to issue shares of beneficial interest, and may divide the shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem shares in a Fund under circumstances set forth in the Master Trust Agreement.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that the Investment Company shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.


Shareholder Meetings. The Investment Company will not have an annual meeting of shareholders, but special meetings may be held. Special meetings may be convened by (i) the Board of Trustees, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding shares by giving notice of the special meeting to shareholders.


Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of the Investment Company, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of the Investment Company shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" the Investment Company.

The following shareholders owned 5% or more of the voting shares of the
Investment Company or of the Funds at            , 1996:

                            To be filed by Amendment


Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Funds. The officers, all of whom are employed by and are officers of Frank Russell Investment Management Company or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.


The Investment Company paid [$         ] for the year ended December 31, 1995 to
the Trustees as a group who are not officers or employees of the Management Company or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. The Investment Company's officers and employees are paid by Frank Russell Investment Management Company or its affiliates.

The following lists the Trustees and officers and their positions with the Investment Company, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with the Investment Company. The mailing address for all Trustees and officers affiliated with the Investment Company is Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of the Investment Company as defined in the Investment Company Act of l940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

*George F. Russell, Jr.--63 years old--Trustee and Chairman of the Board. Director and Chairman of the Board, Frank Russell Company; Director, Chief Executive Officer and Chairman of the Board, Russell Building Management Company, Inc., Director and Chairman of the Board, Frank Russell Securities, Inc. and Frank Russell Trust Company, Director, Frank Russell Investment Management Company; Director, Chairman of the Board and President of Russell 20-20 Association. March 1988 to April 1992, Director of Russell-Zisler, Inc.; January 1957 to March 1993, Chief Executive Officer of Frank Russell Company; March 1982 to November 1995, Chairman of the Board of Frank Russell Investment Management Company.

*Lynn L. Anderson--57 years old--Trustee, President and Chief Executive Officer. Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Director and President, Russell Insurance Funds, Inc.; Trustee and President, The Seven Seas Series Fund (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director and Chairman of the Board, Frank Russell Company (Delaware); March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

Paul E. Anderson--64 years old--Trustee. 23 Forest Glen Lane, Tacoma, Washington 98409. President, Vancouver Door Company, Inc.

Paul Anton, Ph.D.--76 years old--Trustee. 2218 55th Street, N.W., Gig Harbor, Washington 98335. President, Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). From 1986 to 1991, Visiting Associate Professor, International Marketing School of Business Administration and International Trade Institute, Portland State University, Portland, Oregon; 1991-1994, Adjunct Professor, International Marketing, University of Washington, Tacoma, Washington.

William E. Baxter--60 years old--Trustee. 800 North C Street, Tacoma, Washington 98403. Retired.

Lee C. Gingrich--65 years old--Trustee. 1730 North Jackson, Tacoma, Washington 98406. President, Gingrich Enterprises, Inc. (Business and Property Management).

Eleanor W. Palmer--69 years old--Trustee. 2025 Narrows View Circle, P. O. Box 1057, Gig Harbor, Washington 98335. Retired. Until August 1981, Director, Vice President and Treasurer of Frank Russell Company; since October 1980, Director of Frank Russell Trust Company.

George W. Weber--44 years old--Fund Treasurer and Chief Accounting Officer. Director of Finance and Operations, Frank Russell Trust Company; March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.

*Randall P. Lert--42 years old--Director of Investments. Senior Investment Officer and Director of Investment Services, Frank Russell Trust Company; Director and Chief Investment Officer, Frank Russell Investment Management Company; Director, Russell Fund Distributors, Inc. April 1990 to November 1995, Director of Investments of Frank Russell Investment Management Company.

*Karl J. Ege--54 years old--Secretary and Legal Counsel. Director, Secretary and General Counsel of Frank Russell Company and Russell Insurance Funds; Secretary and General Counsel of Frank Russell Investment Management Company, Frank Russell Trust Company and Russell Fund Distributors, Inc.; Director and Secretary of Russell Building Management Company; Director of Frank Russell Company Party Limited and Frank Russell Japan; Director and Assistant Secretary of Frank Russell Company Limited and Russell Systems Ltd. Director, Frank Russell Investment Company LLC, Frank Russell Investments (Cayman) Ltd., Frank Russell Investment Company Public Limited Company and Frank Russell Investments (Ireland) Limited; Director and Secretary, Frank Russell Company (Delaware) and Frank Russell International Services, Co., Inc.; Director,

Secretary and General Counsel, Russell Fiduciary Services Company and Frank Russell Capital Inc.; Director of Frank Russell Company, S.A., Frank Russell Company (N.Z.) Limited and Russell Investment Nominee Co. PTY Ltd., Director and Secretary, Russell 20-20 Association. From July 1992 to June 1994, Director, President and Secretary of Frank Russell Shelf Corporation. From 1972 to 1991, Partner, Bogle and Gates (law firm).

*Peter Apanovitch--Manager of Short-Term Investment Funds. Manager of Short-Term Investment Funds, Frank Russell Investment Management Company and Frank Russell Trust Company.

-----------------------------------------------------------------------------------------------------------

                                         TRUSTEE COMPENSATION TABLE

-----------------------------------------------------------------------------------------------------------
                                 Aggregate              Pension or        Estimated Annual  Total
                                 Compensation           Retirement        Benefits Upon     Compensation
     Trustee                     from the               Benefits Accrued  Retirement        From the
                                 Investment             as Part of the                      Investment
                                 Company                Investment                          Company Paid to
                                                        Company                             Trustees
                                                        Expenses
-----------------------------------------------------------------------------------------------------------
Lynn L. Anderson                 $     0                $0                $0                $     0
-----------------------------------------------------------------------------------------------------------
Paul E. Anderson                 $20,000                $0                $0                $20,000
-----------------------------------------------------------------------------------------------------------
Paul Anton, PhD                  $20,000                $0                $0                $20,000
-----------------------------------------------------------------------------------------------------------
William E. Baxter                $20,000                $0                $0                $20,000
-----------------------------------------------------------------------------------------------------------
Lee C. Gingrich                  $20,000                $0                $0                $20,000
-----------------------------------------------------------------------------------------------------------
Eleanor W. Palmer                $20,000                $0                $0                $20,000
-----------------------------------------------------------------------------------------------------------
George F. Russell                $     0                $0                $0                $     0
-----------------------------------------------------------------------------------------------------------


                       OPERATION OF THE INVESTMENT COMPANY

Service Providers. Most of the Investment Company's necessary day-to-day operations are performed by separate business organizations under contract to the Investment Company. The principal service providers are:

        Consultant                      Frank Russell Company
        Manager, Transfer and Dividend  Frank Russell Investment Management
          Disbursing Agent                Company
        Money Managers                  Multiple professional discretionary
                                          investment management organizations
        Custodian and Portfolio         State Street Bank and Trust Company
          Accountant

Consultant. Frank Russell Company, the corporate parent of the Management Company, was responsible for organizing the Investment Company and provides ongoing consulting services, described in the Prospectuses, to the Investment Company and the Management Company. Frank Russell Company provides (i) Portfolio Verification Services ("PVS"), which are based upon a transactional verification of securities purchases and sales, cash transactions and other investment portfolio operations of each money manager's portfolio except money managers for the Equity T, Money Market, Limited Volatility Tax Free, U.S. Government Money Market and Tax Free Money Market Funds, and (ii) Analysis of International Management Reports ("AIM") by country on each International, Emerging Markets and International Securities Funds' money manager's portfolio. The reports are paid for by the Funds and provide certain of the financial and tax accounting information required by the Investment Company.


The Management Company does not pay Frank Russell Company an annual fee for consulting services.


For the years ended December 31, 1995, 1994 and 1993, respectively, the Funds paid Frank Russell Company for PVS and AIM Reports the following fees:

                                                     Years Ended
                             -----------------------------------------------------------
                             12/31/95                 12/31/94                  12/31/93
                             --------                 --------                  --------
Equity I                     $                        $25,182                   $25,000
Equity II                                              21,186                    17,859
Equity III                                             12,000                    11,255
Equity Q                                               23,631                    23,000
International                                          62,137                    61,334
Emerging Markets*                                      47,431                    29,062
Fixed Income I                                         41,500                    34,725
Fixed Income II                                        23,372                    20,160
Fixed Income III*                                      26,752                    18,750
Diversified Equity                                     25,000                    25,000
Special Growth                                         23,613                    20,875
Equity Income                                          12,000                    11,593
Quantitative Equity                                    23,299                    23,000
International Securities                               62,137                    61,333
Real Estate Securities                                  5,000                     5,000
Diversified Bond                                       39,173                    31,274
Volatility Constrained Bond                            24,982                    20,098
Multistrategy Bond*                                    27,022                    18,750


------------
* The Emerging Markets, Fixed Income III and Multistrategy Bond Funds commenced operations on January 29, 1993.


Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including the Management Company and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its

Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a member of the New York Stock Exchange. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

Manager. Frank Russell Investment Management Company provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. The Management Company provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. The Management Company also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board of Trustees), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolios. (See, "Investment Policies -- Liquidity Portfolios.") The Management Company also acts as the Investment Company's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. The Management Company, as agent for the Investment Company, pays the money managers' fees for the Funds, as a fiduciary for the Funds.

Prior to April 1, 1995, the External Fee Funds paid no management fee to the Management Company. Each shareholder entered into a written Asset Management Services Agreement with the Management Company and agreed to pay annual fees, billed quarterly on a pro rata basis and calculated as a specified percentage of the average assets which the shareholder had invested at each month end in any of the Funds. Beginning April 1, 1995, the

Investment Company's Management Agreement was amended to provide that each External Fee Fund will pay an annual management fee directly to the Management Company, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the External Fee Funds. (See the External Fee Funds' Prospectus and the Specialty Funds' Prospectus for the External Fee Funds' annual percentage rates.) A shareholder of the External Fee Funds would continue to enter into a written Asset Management Services Agreement with the Management Company to obtain separately individual shareholder services, and therefore would pay fees under such agreement based on a specified percentage of average assets which are subject to the agreement concerning the Management Company's provision of individual shareholder investment services with respect to that shareholder.

Each of the Funds pays an annual management fee directly to the Management Company, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the Funds' Prospectuses for the Funds' annual percentage rates.)

The following Internal Fee Funds paid the Management Company the listed management fees for the years ended December 31, 1995, 1994 and 1993:

                                                 Years Ended
                              --------------------------------------------------
                              12/31/95            12/31/94            12/31/93
                              --------            --------            --------
Diversified Equity            $                   $3,156,276          $2,859,190
Special Growth                                     2,028,150           1,544,101
Equity Income                                      1,196,187           1,204,256
Quantitative Equity                                2,712,324           2,209,895
International Securities                           5,096,797           3,376,561
Real Estate Securities                             1,541,758             968,541
Diversified Bond                                   2,263,561           2,063,142
Volatility Constrained Bond                        1,094,128           1,232,493
Multistrategy Bond*                                  945,756             275,047
Limited Volatility Tax Free                          290,090             212,524
U.S. Government Money Market                         207,926             256,180
Tax Free Money Market                                228,123             157,066


------------
*            Multistrategy Bond Fund commenced operations on January 29, 1993.

For the period from April 1, 1995 through December 31, 1995, the External Fee Funds paid the Management Company the following management fees: (To be filed by Amendment)

                Equity I                           $
                Equity II
                Equity III
                Equity Q
                International
                Emerging Markets
                Fixed Income I
                Fixed Income II
                Fixed Income III
                Money Market

Equity T Fund was not offered for public investment during this period.

During 1993, the Management Company reimbursed the Emerging Markets, Fixed Income III and Multistrategy Bond Funds for all expenses exceeding 0.80%, 0.20% and 0.85%, respectively, on an annualized basis of average net assets. In 1994, reimbursements for the Emerging Markets and Multistrategy Bond Funds were $13,539 and $66,525, respectively. As a result of the reimbursement, management fees paid by the Multistrategy Bond Fund amounted to $879,231. The amounts reimbursed for the Emerging Markets, Fixed Income III and Multistrategy Bond Funds in 1993 were $187,755, $103,620, and $148,504, respectively. As a result of the reimbursement, management fees paid by the Multistrategy Bond Fund amounted to $126,543.

During 1995, (To be filed by Amendment)

The Management Company is a wholly owned subsidiary of Frank Russell Company. The Management Company's mailing address is 909 A Street, Tacoma, WA 98402.

Money Managers. Except with respect to the Money Market and U.S. Government Money Market Funds, the money managers have no affiliations or relationships with the Investment Company or the Management Company other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Frank Russell Trust Company, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its management fees, the Management Company, as agent for the Investment Company, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the period, management fees paid to the money managers were Equity I $1,561,256; Equity II $993,180; Equity III $397,769; Fixed Income I $485,902; Fixed Income II $307,091; Fixed Income III $454,039; International $3,138,801; Equity Q $1,066,583; Emerging Markets $984,429; Diversified Equity $1,200,799; Special Growth $1,104,333; Equity Income $324,482; Diversified Bond $446,815; Volatility Constrained Bond Fund $374,229; International Securities $2,664,564; Multistrategy Bond $434,026; Quantitative Equity $923,497; Real Estate Securities Fund $771,534; Limited Volatility Tax Free $146,074 and Tax Free Money Market $86,180. The Equity T Fund has yet to begin operation.
Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation; or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

Distributor. Russell Fund Distributors, Inc. serves as the distributor of the Investment Company shares. The distributor receives no compensation from the Investment Company for its services. The distributor is a wholly owned subsidiary of the Management Company and its mailing address is 909 A Street, Tacoma, WA 98402.

Custodian. State Street Bank and Trust Company ("State Street") serves as the custodian for the Investment Company. State Street also provides the basic portfolio recordkeeping required by each of the Funds for regulatory and financial reporting purposes. State Street is paid an annual fee of $16,800 per portfolio per fund, except for Emerging Markets, which is subject to an annual fee of $18,000, plus specified transaction costs per portfolio per Fund for these portfolio recordkeeping services.

Transfer and Dividend Disbursing Agent. The Management Company serves as Transfer Agent for the Investment Company. For this service, the Management Company is paid a fee of $20.00 per shareholder transaction. The Management Company is also reimbursed by the Investment Company for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.

Independent Accountants. Coopers & Lybrand L.L.P. serves as the independent accountants of the Investment Company. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

Fund Expenses. The Funds will pay all their expenses other than those expressly assumed by the Management Company. The principal expense of the Funds is the annual management fee payable to the Management Company. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services fees for PVS and AIM Reports, and maintenance of tax records payable to Frank Russell Company (except for Money Market, Limited Volatility Tax Free, U.S. Government Money Market, Equity T and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of the Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.


Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.


As of the date of this Statement of Additional Information, the Management Company has voluntarily agreed to waive all or a portion of its Management Fee with respect to certain Funds. These limits may be changed or rescinded at any time. (See, the Prospectuses of the External Fee Funds, the Internal Fee Funds and the Specialty Funds, for the expense guarantees.) In addition to these "voluntary limits," if the expenses of any Fund exceed the expense limitations established by the State of California, the Management Company will pay the excess amount. California's expense limitation is 2.5% of a Fund's first $30 million of average net assets, 2.0% of the next $70 million of average net assets, and 1.5% of the remaining average net assets for any year.

Valuation of Fund Shares. The net asset value per share is calculated for each Fund on each business day on which shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading, and for the Money Market, U.S. Government Money Market, and Tax Free Money Market Funds, any day on which both the New York Stock Exchange is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the New York Stock Exchange is open, except Martin Luther King Day, Columbus Day and Veterans Day.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate net asset value may not be reflected in the calculation of net asset value unless the Management Company determines that a particular event would materially affect the net asset value.

Portfolio Transaction Policies. Generally, securities are purchased for Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to its money managers. Equity II, Fixed Income II, Fixed Income III, Special Growth, Volatility Constrained Bond, Multistrategy Bond and Limited Volatility Tax Free Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, Equity T Fund, which seeks to minimize the impact of taxes on its shareholders, attempts to limit short-term capital gains and to minimize the realization of long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Fund.

The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of Equity T
Fund's investment objective and policies, the Fund's ability to change money managers may be constrained.

The Funds, except the Limited Volatility Tax Free and Equity T Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.


Portfolio Turnover Rate. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

The portfolio turnover rates for the last two years for each Fund (other than the Money Market, U.S. Government Money Market and Tax Free Money Market Funds) were:


                                                     Years Ended
                                               ------------------------
                                               12/31/95        12/31/94
                                               --------        --------
        Equity I                                      %             75%
        Equity II                                                   58
        Equity III                                                  86
        Equity Q                                                    46

        International                                               71%
        Emerging Markets                                            57
        Fixed Income I                                             174
        Fixed Income II                                            234
        Fixed Income III                                           134
        Diversified Equity                                          58
        Special Growth                                              55
        Equity Income                                               90
        Quantitative Equity                                         46
        International Securities                                    72
        Real Estate Securities                                      46
        Diversified Bond                                           153
        Volatility Constrained Bond                                183
        Multistrategy Bond                                         136
        Limited Volatility Tax Free                                 72


        Equity T Fund was not offered for public investment during the period. The anticipated annual portfolio turnover rate to the Equity T Fund is expected to be 20%.

------------

Brokerage Allocations. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. The Investment Company's Agreements with the Management Company and the money managers provide, in substance and subject to specific directions from officers of the Investment Company or the Management Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased from the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Agreements authorize the Management Company and money manager, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, the Management Company and/or to the money manager (or their affiliates). The Management Company and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Management Company or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which the Management Company or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

The Management Company does not expect the Investment Company ordinarily to effect a significant portion of the Investment Company's total brokerage business with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

The Investment Company effects portfolio transactions with or through Frank Russell Securities, Inc., only when it has been determined by the applicable money managers that the Investment Company will receive competitive execution, price and commission. Frank Russell Securities, Inc. refunds up to 70% of the commissions paid to the Funds effecting such transactions, after reimbursement for research services provided to the Management Company. As to brokerage transactions effected by money managers on behalf of the Funds through Frank Russell Securities, Inc. at the request of the Manager, research services obtained from third party service providers at market rates are provided to the Funds by Frank Russell Securities, Inc. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. As to other brokerage transactions effected by the Funds through Frank Russell Securities, research services provided by Frank Russell Company and Russell Data Services are provided to the money managers. Such services include market performance indices, investment adviser performance information and market analysis. This arrangement is used by Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities and Real Estate Securities Funds.

Brokerage Commissions. The Board of Trustees reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive data base showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by the Management Company or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage commissions paid by the Funds were:

                                      Years Ended December 31
                                      -----------------------
                               1995           1994           1993
                              ----------     ----------     ----------
      Equity I                               $1,102,030     $1,197,566
      Equity II                                 327,972        301,635
      Equity III                                482,877        360,540
      Equity Q                                  351,400        314,482
      International                           2,130,525      1,394,963
      Emerging Markets*                         635,093        310,566
      Diversified Equity                        807,894        943,992
      Special Growth                            382,307        382,457
      Equity Income                             388,380        318,701
      Quantitative Equity                       284,366        294,689
      International
         Securities                           1,896,734      1,096,271
      Real Estate Securities                    627,282        454,990
                              ==========     ==========     ==========
      Total                                   9,416,860     $7,370,852
                              ==========     ==========     ==========


*   Emerging Markets Fund commenced operations on January 29, 1993.


The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) change in Fund asset size, (2) changes in market conditions, and (3) in 1995, 1994 and 1993, changes in money managers of certain Funds which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.


Fixed Income I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, Money Market, U.S. Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.


During the year ended December 31, 1995, approximately [$             ] of the
brokerage commissions of the Funds were directed to brokers who provided research services to the Management Company. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the years ended December 31, 1995, 1994, and 1993 from portfolio transactions effected for the Funds were as follows: [INSERT TABLE: TO BE FILED BY AMENDMENT]

During the year ended December 31, 1995, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1995, was as follows: [TO BE FILED BY AMENDMENT]

Yield and Total Return Quotations. The Funds compute their average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission (the "SEC"). Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                   P(1+T)(n) = ERV

                   Where:            P =     a hypothetical initial payment of
                                             $1,000;
                                      T =    average annual total return;
                                      N =    number of years; and
                                             ERV = ending redeemable value of a
                   hypothetical $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).


The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for the External and Internal Fee Funds are reported in their respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Yields for Funds other than the Money Market Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                   YIELD = 2[((a-b)+1)(6)-1]
                               cd

                   Where:             a =    dividends and interest earned
                                             during the period

                                      b =    expenses accrued for the period
                                             (net of reimbursements)
                                      c =    average daily number of shares
                   outstanding during the period that were entitled to receive dividends

                                      d =    the maximum offering price per
                   share on the last day of the period

The yields for the Funds investing primarily in fixed income instruments are reported in the Prospectuses.

Each Fund investing primarily in money market instruments ("Money Market Funds") computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.


Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Money Market Funds are reported in the Funds' Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.


Tax-equivalent yields for the Limited Volatility Tax Free and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate and adding the product to that quotient, if any, of the yield of the Fund that is not tax exempt. The tax-equivalent yields for the Limited Volatility Tax Free and Tax Free Money Market Funds are reported in the Speciality Funds' Prospectus.


INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS


Each Fund has certain fundamental investment objectives, restrictions and policies which may be changed only with the approval of a majority of the shareholders of that Fund. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the Prospectuses.

Investment Restrictions. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, 10 and
     14. (See, "Investment Policies -- Cash Reserves.")


2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000.

3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

4.   Invest in companies for the purpose of exercising control or management.

5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6. Purchase or sell commodities or commodities contracts, or interests in oil, gas or other mineral exploration or development programs, except stock index and financial futures contracts.

7. Borrow amounts more than 5% of the Fund's total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes, except that a Fund may engage in reverse repurchase agreements to meet redemption requests without immediately selling any portfolio instruments. The Fund will not mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets. Collateral arrangements with respect to margin for futures contracts are not deemed a pledge of assets.

8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

9. Engage in the business of underwriting securities issued by others or purchase securities, except as permitted by the Limited Volatility Tax Free and Tax Free Money Market Funds' investment objectives.

10. Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.


11. The Investment Company will not participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of the Management Company or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

12. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors;
     (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses' section "Investment Policies -- Lending Portfolio Securities."

13. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Limited Volatility Tax Free and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

14. The Investment Company will not purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

15. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Investment Company, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

Additional fundamental policies are: (a) Equity I, Equity II, Equity III, Equity Q, Equity T, Emerging Markets, Fixed Income III, Diversified Equity,
Special Growth, Equity Income, Quantitative Equity and Multistrategy Bond Funds will not invest more than 5% of the current market value of their assets in warrants nor more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges; warrants attached to other securities are not subject to this limitation. (b) Fixed Income I, Fixed Income II, Diversified Bond and Volatility Constrained Bond Funds may acquire convertible bonds which will be disposed of by these Funds in as timely a manner as is practical after conversion. (c) No Fund will purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Investment Company, or one or more of the officers or directors of the money manager responsible for the investment or its directors or officers, individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities. Compliance with this policy by the Investment Company's Trustees and officers is monitored by Fund officers.

For purposes of these Investment Restrictions, the Limited Volatility Tax Free and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.


Each Fund has adopted the following additional "non-fundamental" investment restrictions, which may be changed without shareholder approval, in compliance with applicable law and regulatory policy. No Fund will:


        1) Invest in real estate limited partnerships that are not readily marketable. This restriction shall not apply to the Real Estate Securities Fund's investment in partnership units of master limited partnerships; or


        2)      Invest in oil, gas and mineral leases.

Investment Policies.


                Cash Reserves. Each Fund, except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds, and their money managers, may elect to invest the Fund's cash reserves in the Money Market Fund. The Money Market Fund and the Funds investing in the Money Market Fund treat such investments as the purchase and redemption of Money Market Fund shares. Any Fund investing in the Money Market Fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the Money Market Fund, and will have all rights and obligations of a shareholder as provided in the Trust's Master Trust Agreement, including voting rights. However, shares of the Money Market Fund issued to other Funds will be voted by the Trustees of the Investment Company in the same proportion as the shares of the Money Market Fund which are held by shareholders which are not Funds. Funds investing in the Money Market Fund currently do not pay a management fee to the Money Market Fund.

                Liquidity Portfolios. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

                The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q,
Equity T, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks.

                A Liquidity Portfolio addresses this potential detriment by having the Management Company or a money manager selected for this purpose create an equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

                Money Market Instruments. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund shares at "amortized cost." The three Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities with maturities of 397 days or less at the time from the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each Fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the Prospectuses.

                Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts (ADRs).


                The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

Certain Investments.


                Repurchase Agreements. Each Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose credit worthiness is continually monitored and found satisfactory by the Funds' money managers.

                Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Cash or liquid high grade debt obligations of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

                High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III and Multistrategy Bond Funds, do not invest assets in securities rated less than BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities judged by the money manager to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade." The Funds, other than Emerging Markets, Fixed Income III and Multistrategy Bond Funds, will dispose of securities which they have purchased which drop below these minimum ratings.


                Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

                Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.


                Risk Factors. The market for lower rated debt securities is relatively new, its operating history is not extensive, and its growth has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

                In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

                Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

                The managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

                Illiquid Securities. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

                Delayed Delivery Transactions. A Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" or "when-issued" transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

                Options and Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that the Investment Company's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).


                Options on Securities and Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.


                An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.)


                A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.


                If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.


                Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.


                A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

                The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


                Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

                If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

                Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.


                Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for the Fund in its Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes;

GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.


                A Fund may purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.


                As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.


                A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.


                When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.


                A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

                Limitations on Use of Futures and Options on Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


                When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, US government securities or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.


                When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


                When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, US government securities or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, US government securities or other highly liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

                In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be a "commodity pool," the Funds are limited in their futures activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions which do not qualify under that hedging test, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.


                The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

                Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


                Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contract and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

                Hedging strategies. Stock index futures contracts may be used by the Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Equity T and International Securities Funds as on "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indices for which futures contracts have been purchased. Thus, each Fund's cash reserves always will be fully exposed to equity market performance.

                Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income II, Fixed Income III, International Securities, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond and Limited Volatility Tax Free Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

                The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.


                When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, US government securities or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.


                Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.


                A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.


                The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.


                Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Limited Volatility Tax Free Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.


                In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (i) other complex foreign, political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                Forward Foreign Currency Exchange Transactions. The Funds may engage in forward foreign currency exchange transactions to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. The Funds may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, cash or liquid high grade debt securities will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

                At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

                The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

                If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.


                Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

                Forward foreign currency transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States and the United Kingdom, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (e) lesser trading volume and (f) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

                Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US-dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security." If required by the appropriate authorities to assure that investments in indexed commercial paper are not used to achieve investment leverage, a Fund will segregate cash or readily marketable high quality securities in an amount at all times equal or exceeding the Fund's commitment with respect to these contracts.

                US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration,

Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Funds may purchase US government obligations on a forward commitment basis.

                Variable and Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

                The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


                Variable Amount Master Demand Notes. The Money Market and U.S. Government Money Market Funds, consistent with their fundamental investment objectives, may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

                Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

                Mortgage-Related and other Asset-Backed Securities. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:


                Mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

                Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

                Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.


                Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

                Loan Participations. The Fixed Income III and Multistrategy Bond Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.

                Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

                Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

                         General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

                         Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                         Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

                Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                         Tax Anticipation Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.


                         Bond Anticipation Notes - are issued in expectation of a municipality issuing a long term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.


                         Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.


                         Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                         Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                         Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.


                         Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.


                         Tax Free Participation Certificates - are tax free floating or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Limited Volatility Tax Free and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents,
                         (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund shares, or (3) to maintain the required quality of its investment portfolios.

                         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                Demand Notes. The Limited Volatility Tax Free and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.


                The Funds will enter into put and stand-by commitment with institutions such as banks and broker-dealers that the Funds' money managers continually believes satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")


                The Limited Volatility Tax Free and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Fund (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.


                Interest Rate Transactions. The Fixed Income II, Fixed Income III, Volatility Constrained Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Money Managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the

Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

                The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

                A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

                Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

                Brady Bonds. The Fixed Income III and Multistrategy Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.


                                      TAXES


In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (exclusive of losses), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (ii) less than 30% of a Fund's gross income each taxable year may be derived from gains (exclusive of losses) from the sale or other disposition of any stock or securities; any options, futures, or forward contracts; foreign currencies including any options or futures thereon (which are not directly related to a Fund's business in investing) held for less than three months (the "Short-Short Limitation"); (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer.


Notwithstanding the Distribution Requirement described above, which only requires each Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus prior-year shortfalls. For this and other purposes, dividends declared by a RIC in October, November or December of any calendar year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the RIC and received by shareholders on December 31 of such year if the dividends are paid by the RIC at any time through the end of the following January.

At December 31, 1995, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                         [INSERT NEW TABLE BY AMENDMENT]

                The Equity T Fund. The fundamental documents establishing the Equity T Fund provide that the amount payable upon the redemption of shares of the Fund will be equal to ninety-nine percent of the net asset value per share. The one percent retained by the Fund will be treated by the Fund as a contribution to the capital of the Fund.

                Issues Related to Hedging and Option Investments. The use of hedging instruments, such as options and futures contracts, involves specialized and complex rules that will determine the character for income tax purposes of the income received in connection therewith by a Fund and thereby affect, among other things, the amount and proportion of distributions that will be taxable to shareholders as ordinary income or capital gain.

                As described above and in the Funds' Prospectuses, the Funds may buy and sell foreign currencies and options on foreign currencies, and may enter into forward currency contracts and currency futures contracts. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as a regulated investment company. As a general rule, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date that the debt securities are acquired and the date of disposition, gains and losses from the disposition of foreign currencies, and gains and losses attributable to options on foreign currencies, forward currency contracts and currency futures contracts will be treated as ordinary income or loss.

                Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Fund's capital gains or losses.

                As noted above and in the Prospectuses, the Funds may acquire forward currency contracts, currency futures contracts and options on foreign currencies to hedge their risk of currency fluctuations with regard to property held or to be held by the Funds, and before the close of the day on which the Funds enter into the contract or options, the Funds will, as a general rule, identify on their records that the contracts or options were entered into as part of a hedging transaction. If the Funds were to invest in a forward currency contract, currency futures contract or option on a foreign currency and offsetting positions in such contracts or options, and if the two offsetting positions were characterized as a straddle (as opposed to a hedge) for federal income tax purposes, then the Funds might not be able to receive the benefit of certain realized losses from the liquidation of one of those positions for an indefinite period of time (i.e., until the gain position and any successor positions are disposed of). The Funds expect that their activities with respect to forward foreign currency contracts, currency futures contracts and options on foreign currencies will not require them, as a general rule, to have to treat such contracts or options as straddle positions for federal income tax purposes. Under current law, unless certain requirements are satisfied, the Funds will be required to calculate separately certain gains and losses attributable to certain of their forward currency contracts, currency futures contracts and options on foreign currencies, even if the Funds acquired the contracts or options to hedge their risk of currency fluctuations with regard to capital assets held or to be held by the Funds. The Internal Revenue Service, however, has the authority to issue additional regulations that would permit or require the Funds either to integrate some or all of their forward currency contracts, currency futures contracts, options on foreign currencies and hedged investments as a single transaction or otherwise to treat the contracts or options in the manner that is consistent with the hedged investments. It is uncertain if or when these regulations will be issued.

                To the extent that a Fund's forward contracts, currency futures contracts or options on foreign currencies can be classified as either regulated futures contracts or foreign currency contracts (as described in section 1256(b) of the Code) (collectively referred to herein as "section 1256 contracts"), such investments will be taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Funds may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, except for certain currency related activities ( as described above) in which gain or loss is treated as ordinary income or loss, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the Funds and the amount of distributions taxable to a shareholder. Moreover, if the Funds invested in both section 1256 contracts and offsetting positions with respect to such contracts, then the Funds might not be able to receive the benefit of certain realized losses for an indeterminate period of time (i.e., until disposition of the "gain leg" of the straddle and any successor position). The Funds expect that their activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause them or their shareholders to be treated as receiving a materially greater amount of ordinary income, capital gains, dividends, or distributions than actually realized or received by the

Funds and (b) will permit them to use substantially all of the losses of the Funds for the fiscal years in which such losses actually occur.

                Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

                A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.


                Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially in any given fiscal year as compared to a fund that did not engage in such hedging transactions.


                The 30% limit on gains from the disposition of certain options, futures and forward contracts held less than three months and the qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

                Income (excluding certain gains) from transactions in options and futures contracts derived by a Fund with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement. Furthermore, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Funds anticipate engaging in hedging transactions that are intended to qualify for this treatment, but at the present time it is not clear whether this treatment will be available to all of a Fund's hedging transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC. Income derived from currencies, options, futures and forward contracts on currencies directly related to a Fund's principal business of investing in stocks or securities is excluded from the Short-Short Limitation computation.

                If a call option written by a Fund expires, the Fund will realize a capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under a call option it has written, or if the Fund writes a put option terminating its rights as the holder of a put option, the Fund will realize a capital gain or loss, depending on whether the cost of the closing transaction is less than or exceeds the premium received when the option was written. If a call option written by a Fund is exercised, the Fund will be treated as having sold the underlying security and will realize a long-term or short-term capital gain and loss, depending on the holding period of the underlying security and on whether the sum of the option price received upon the exercise plus the premium received when the option was written exceeds or is less than the basis of the optioned security.

                If an option purchased by a Fund expires, the Fund generally will realize a capital loss equal to the cost of the option, long-term if the option was held for more than one year. If the Fund sells the option, it generally will realize a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option plus the transaction costs. If the Fund exercises a call option, the cost of the option will be added to the basis of the security purchased. If the Fund exercises a put option, it will realize a capital gain or loss (depending on the Fund's basis for the underlying security), which will be long-term or short-term, depending on the holding period of the underlying security. Any such capital gain will be decreased (or loss increased) by the premium paid for the option.

                FOREIGN INCOME TAXES. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.


                If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. Under U.S. Treasury regulations for PFICs, the International, Emerging Markets and International Securities Funds can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

                STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

                           RATINGS OF DEBT INSTRUMENTS

Corporate and Municipal Bond Ratings.

        Moody's Investors Service, Inc. (Moody's):

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


        Standard & Poor's Ratings Group ("S&P"):


        AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

        A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

        BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.


        B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

        CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


        CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

        C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

        C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

        D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

State, Municipal Notes and Tax Exempt Demand Notes.

        Moody's:

        Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

        MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

        MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

        S&P:

        A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

        -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

        -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

        Note rating symbols are as follows:

        SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2--Satisfactory capacity to pay principal and interest.

        S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

Commercial Paper Ratings.

        Moody's:

        Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

        Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

        Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

        S&P:

        Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
        Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

        A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

        A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        Duff and Phelps, Inc.:

        Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

        Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

        The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

        Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

        Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

        Duff 1- --High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        Good Grade

        Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

        Satisfactory Grade

        Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        Non-Investment Grade

        Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        Default

        Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

        IBCA, Inc.:

        In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

        IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

        Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

        IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

        A1+--Obligations supported by the highest capacity for timely repayment.

        A1--Obligations supported by a very strong capacity for timely repayment.

        A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

        B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

        B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

        C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

        D1--Obligations which have a high risk of default or which are currently in default.

        Fitch Investors Service, Inc.:

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.
        Fitch short-term ratings are as follows:

        F-1+--Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1--Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2--Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

        F-3--Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

        F-5--Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

        D--Default. Issues assigned this rating are in actual or imminent payment default.

Thomson BankWatch (TBW) Short-Term Ratings:

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS


The 1995 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Investment Company's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                             FRANK RUSSELL INVESTMENT COMPANY
                                             File No. 2-71299 and 811-3153
                                             1933 Act Post-Effective Amend.No.31
                                             1940 Act Amendment No. 31


                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits


            (a) Financial Statements for the year ended 12/31/95 for each "External Fee Fund" (comprised of Equity I, Equity II, Equity III, Equity Q, Fixed Income I, Fixed Income II, Fixed Income III, International, Emerging Markets and Money Market Funds), and for each "Internal Fee Fund" (comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, International Securities, Limited Volatility Tax Free, Real Estate Securities, U.S. Government Money Market and Tax Free Money Market Funds).

                   Equity T Fund has not commenced operations and was not offered for public investment prior to the effective date of this registrant statement.

                   Part A    (to be filed by amendment)
                   Part B    (to be filed by amendment)


            (b)    Exhibits

                   1(a) Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 6 filed on November 2, 1984 ["Post-Effective Amendment No. 6"])

                   1(b) 11/29/84 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 7 filed on March 1, 1985 ["Post-Effective Amendment No. 7"])

                   1(c) 5/29/85 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 9 filed on May 31, 1985 ["Post-Effective Amendment No. 9"])

                   Exhibits

                   1(d) 1/26/87 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 11 filed on February 27, 1987 ["Post-Effective Amendment No. 11"])

                   1(e) 2/23/89 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 14 filed on February 27, 1989 ["Post-Effective Amendment No. 14"])

                   1(f) 5/11/92 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 22 filed on September 1, 1992 ["Post-Effective Amendment No. 22"])

                   2.        Bylaws (incorporated by reference to
                             Post-Effective Amendment No. 6)

                   3.        Voting Trust Agreement (not applicable)

                   4.        Specimen Securities

                   4(a) External Fee Fund (incorporated by reference to Post-Effective Amendment No. 7)

                   4(b) Internal Fee Fund (incorporated by reference to the Post-Effective Amendment No. 9)

                   4(c) Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Post-Effective Amendment No. 11)

                   4(d) Real Estate Securities Fund (incorporated by reference to the Post-Effective Amendment No. 15 filed on May 1, 1989 ["Post-Effective Amendment No. 15"])

                   Exhibits

                   5(a) Management Agreement with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 11)

                   5(a)(1) Amendment 1 to Management Agreement with Frank Russell Investment Management Company reducing the annualized management fee paid by Diversified Bond Fund (incorporated by reference to Post-Effective Amendment No. 18 filed on February 28, 1991 ["Post-Effective Amendment No. 18"])

                   5(a)(2) Amendment 2 to Management Agreement with Frank Russell Investment Management Company reducing the annualized management fee paid by Diversified Bond Fund (incorporated by reference to Post-Effective Amendment No. 22)

                   5(a)(3) Letter Agreement (Amendment 3) adding Fixed Income III, Emerging Markets and Multistrategy Bond Funds to the Management Agreement (incorporated by reference to Post-Effective Amendment No. 24 filed on February 26, 1993 ("Post-Effective Amendment No. 24")


                   5(a)(4) Amendment 4 to the Management Agreement with Frank Russell Investment Management Company to internalize the fees of the External Fee Funds (incorporated by reference to Post-Effective Amendment No. 30)


                   5(b)(1) Service Agreement with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 11)

                   Exhibits

                   5(b)(2) Letter Agreement adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Post-Effective Amendment No. 15)

                   5(b)(3) Amendment 1 to Service Agreement with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Post-Effective Amendment No. 22)

                   5(b)(4) Letter Agreement adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Post-Effective Amendment No. 22)

                   5(c)(1) Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 6)

                   5(c)(2) Amendment to Portfolio Management Contract designating Money Managers of External Fee Fund as Money Managers for Internal Fee Fund (incorporated by reference to Post-Effective Amendment No. 10 filed on February 28, 1986 ["Post-Effective Amendment No. 10"])

                   5(c)(3) Amended Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company amending Sections 16 and 19 of the of the contract (incorporated by reference to Post-Effective Amendment No. 18)

                   Exhibits

                   5(c)(4) Form of Amended Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company amending Sections 1, 9, 19 and Exhibit D of the Contract (incorporated by reference to Post Effective Amendment No. 29).

                   6(a)(1) Distribution Agreement with Russell Fund Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 13 filed on 3/31/88 ["Post-Effective Amendment No. 13"])

                   6(a)(2) Letter Agreement adding Real Estate Securities Fund to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 15)

                   6(a)(3) Letter Agreement adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 22)

                   7.        Bonus Plans (none)

                   8(a) Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 14)

                   8(b) Letter Agreement adding Real Estate Securities Fund to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 15)

                   8(c) Letter Agreement adding Fixed Income III and Multistrategy Bond Funds to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 23 filed on November 2, 1992 ["Post-Effective Amendment No. 23"])

                   Exhibits

                   8(d) Letter Agreement adding Emerging Markets Fund to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 23)

                   8(e) Amendment No. 1 to Custodian Agreement with State Street Bank and Trust Company amending Section 3.5 of the Agreement. (Incorporated by reference to Post-Effective Amendment No. 29)

                   8(f) Form of Amendment to Custodian Agreement with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Post-Effective Amendment No. 28)

                   8(g) Amendment to the Custodian Agreement with State Street Bank and Trust Company amending Sections
                             2.2 and 2.7 of the Agreement (incorporated by reference to Post-Effective Amendment No. 29.)

                   8(h) Amendment to the Fee Schedule of the Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 29)

                   9(a)(1) Agency Agreement with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 13)

                   9(a)(2) Letter Agreement adding Real Estate Securities Fund to the (Transfer) Agency Agreement (incorporated by reference to Post-Effective Amendment No. 15)

                   9(a)(3) Letter Agreement adding Fixed III Income, Multistrategy Bond and Emerging Markets Funds to the (Transfer) Agency Agreement (incorporated by reference to Post-Effective Amendment No. 22)

                   Exhibits

                   9(b) General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Post-Effective Amendment No. 10)

                   9(c) General form of Frank Russell Investment Management Company's Asset Management Services Agreement with External Fee Fund clients and Internal Fee Fund clients (incorporated by reference to Post-Effective Amendment No. 9)

                   9(d) General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Post-Effective Amendment No. 1 filed on February 22, 1982)

                   10.       Opinion and Consent of Counsel (not applicable)*


                   11(a) Other Opinions -Consent of Independent Accountants( To be filed by Amendment)

                   11(b) Limited Power of Attorney with respect to Amendments to the SEC Registration Statements of Frank Russell Investment Company of Frank Russell Investment Company Trustees


                   12.       Financial Statements omitted from Item 23 (none)

                   13. Agreement related to Initial Capital provided by Frank Russell Company (incorporated by reference to Post-Effective Amendment No. 2 filed on April 1, 1982)

-------------

* Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed an opinion of counsel with its Rule 24f-2 Notice for the External and Internal Fee Funds on
February ___, 1996.

                   Exhibits

                   14.       Model Retirement Plans (none)

                   15.       Rule 12b-1 Distribution Financing Plan (none)


                   16. Schedule of Computation of Performance Calculation ( To be Filed by Amendment)


Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities


                 (1)                                                  (2)
            Title of Class                      Number of Record Holders as of 1/31/96
            --------------                      --------------------------------------
            Shares of beneficial interest
            Par Value $0.01
              Equity I                                                3,159
              Equity II                                               3,009
              Equity III                                              1,637
              Equity Q                                                2,831
              International                                           3,207
              Emerging Markets                                        6,103
              Fixed Income I                                          2,358
              Fixed Income II                                         1,564
              Fixed Income III                                        2,109
              Money Market                                              232
              Diversified Equity                                      6,283
              Special Growth                                          5,864
              Equity Income                                           3,753
              Quantitative Equity                                     6,051
              International Securities                                6,478
              Diversified Bond                                        3,876
              Volatility Constrained Bond                             1,998
              Multistrategy Bond                                      4,371
              Limited Volatility Tax Free                               600
              Real Estate Securities Fund                             8,250
              U.S. Government Money Market                            5,264
              Tax Free Money Market                                     583

             Equity T Fund has not commenced operations and was not offered for public investment prior to the effective date of this registration statement.


Item 27.    Indemnification

            Incorporated by reference to Post-Effective Amendment No. 6.

Item        28. Business and Other Connections of Investment Advisor

            See, Registrant's prospectus sections "Frank Russell
            Company--Consultant to the Funds," "The Money Managers" and "Money Manager Profiles," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 29.    Principal Underwriters

            (a)    The Seven Seas Series Fund.

            (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


                           Name and               Positions and                 Position and
                      Principal Business          Officers with                 Offices with
                           Address                  Registrant                   Underwriter
                           -------                  ----------                   -----------
                    Lynn L. Anderson        Trustee, President, Chief   Director,   Chairman  of  the
                                            Executive Officer           Board  and  Chief   Executive
                                                                        Officer

                    Eric A. Russell         None                        Director and President

                    George W. Weber         Treasurer     and    Chief  None
                                            Accounting Officer

                    Karl J. Ege             Secretary    and   General  Secretary and General Counsel
                                            Counsel

                    Randall P.Lert          Director of Investments     Director

                    Norma Schellberg        None                        Treasurer

                    J. David Griswold       None                        Assistant Secretary,
                                                                        Associate General Counsel
                                                                        and Chief Compliance Officer

                    Gregory J. Lyons        Assistant Secretary         Assistant Secretary

                    Mary E. Hughs           None                        Assistant Secretary

                    Warren Thompson III     None                        Corporate Tax Counsel

                    John J. James           None                        Assistant Secretary

                    Nancy M. Jacoby         None                        Assistant Secretary

            (c)    Inapplicable.


Item 30.    Location of Accounts and Records

            All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

             FRIC                                    FRIMCo
             ----                                    ------
             Frank Russell Investment Company        Frank Russell Investment
             909 A Street                              Management Company
             Tacoma, Washington 98402                909 A Street
                                                     Tacoma, Washington 98402

             SS                                      MM
             --                                      --
             State Street Bank & Trust Company       Money Managers
             1776 Heritage Drive JA4N                  See, Prospectus Section
             North Quincy, Massachusetts 02171         "Money Manager Profiles"
                                                       for Names and Addresses

Rule 31a-1

            (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity

            (b)           FRIC Records:

                    (1)           SS - Journals, etc.
                    (2)           SS - Ledgers, etc.
                    (3)           Inapplicable
                    (4)           FRIC - Corporate charter, etc.
                    (5)           MM - Brokerage orders
                    (6)           MM - Other portfolio purchase orders
                    (7)           SS - Contractual commitments
                    (8)           SS and FRIC - Trial balances
                    (9)           MM - Reasons for brokerage allocations
                   (10)           MM - Persons authorizing purchases and sales
                   (11)           FRIC and MM - Files of advisory material
                   (12)           ---

            (c)           Inapplicable
            (d) FRIMCo - Broker-dealer records, to the extent applicable
            (e)           Inapplicable
            (f)           FRIMCo and MM - Investment adviser records

Item 31.    Management Services

            None except as described in Parts A and B.

Item 32.    Undertakings

     (b) The Registrant undertakes to file a post-effective amendment for the Equity T Fund containing financial statements, which need not be certified, for that Fund within four to six months from effective date of this registration statement.

     (c) Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on the 14th day of February, 1996.

                                 FRANK RUSSELL INVESTMENT COMPANY
                                          Registrant

                                 By:  /s/Lynn L Anderson
                                      ------------------
                                      Lynn L. Anderson, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 14, 1996.


Signatures                          Title
----------                          -----
 /s/ Lynn L. Anderson                       Trustee and President,
------------------------                    in his capacity as
Lynn L. Anderson*                           Chief Executive Officer


/s/ George W. Weber                         Treasurer, in his capacity
------------------------                    as Chief Accounting Officer
George W. Weber                             Trustee


------------------------
Paul E. Anderson*
                                            Trustee


------------------------
Paul Anton, PhD*
                                            Trustee

------------------------
William E. Baxter*
                                            Trustee

------------------------
Lee C. Gingrich*
                                            Trustee

------------------------
Eleanor W. Palmer*
                                            Trustee

------------------------
George F. Russell, Jr.*


By:     /s/ Gregory J. Lyons                Assistant Secretary
----------------------------
        Gregory J. Lyons

-----------------
* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which have been filed with the Securities and Exchange Commission.

                        FRANK RUSSELL INVESTMENT COMPANY


                                FILE NO. 2-71299

                                FILE NO. 811-3153


                                    EXHIBITS


                           Listed in Part C, Item 1(b)


                       To Post-Effective Amendment No. 31

                              and Amendment No. 31

                                       to

                       Registration Statement on Form N-1A

                                      Under

                             Securities Act of 1933

                                       and

                         Investment Company Act of 1940

                                  EXHIBIT INDEX

Name of Exhibit                             Exhibit Number
---------------                             --------------
Limited Power of Attorney with              11(b)
respect to Amendments to the SEC
Registration Statements of Frank
Russell Investment Company of Frank
Russell Investment Company Trustees

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY


               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                            /s/ Lynn L. Anderson
                                            ---------------------------
                                            Name: Lynn L. Anderson
                                            Trustee:
                                            Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ Lee C. Gingrich
                                        -------------------------
                                        Name: Lee C. Gingrich
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ William E. Baxter
                                        -----------------------------
                                        Name: William E. Baxter
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ Eleanor W. Palmer
                                        ------------------------------
                                        Name: Eleanor W. Palmer
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ Paul Anton
                                        ------------------------
                                        Name: Paul Anton
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ Paul E. Anderson
                                        ----------------------------
                                        Name:Paul E. Anderson
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996

                            LIMITED POWER OF ATTORNEY

                                 WITH RESPECT TO
                 AMENDMENTS TO S.E.C. REGISTRATION STATEMENTS OF
                        FRANK RUSSELL INVESTMENT COMPANY



               Know all men by these presents that the undersigned hereby constitutes and appoints the President, the Treasurer, any Assistant Treasurer, the Secretary, or any Assistant Secretary of FRIC, and each of them, his or her attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any amendments to Securities and Exchange Commission registration statements of Frank Russell Investment Company, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.



                                        /s/ George F. Russell, Jr.
                                        ---------------------------
                                        Name: George F. Russell, Jr.
                                        Trustee:
                                        Frank Russell Investment Company


January 15, 1996